UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

March 31, 2015

1.799882.111

VIPAM-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 37.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.4%
Delphi Automotive PLC	70,400	$ 5,613,696
Visteon Corp. (a)	5,300	510,920
		6,124,616
Automobiles - 1.0%
Ford Motor Co.	398,400	6,430,176
General Motors Co.	184,100	6,903,750
		13,333,926
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	8,700	5,659,698
Fiesta Restaurant Group, Inc. (a)	38,900	2,372,900
Hilton Worldwide Holdings, Inc. (a)	70,200	2,079,324
Papa John's International, Inc.	28,500	1,761,585
		11,873,507
Household Durables - 2.2%
Barratt Developments PLC	267,100	2,094,002
Bellway PLC	36,500	1,072,595
D.R. Horton, Inc.	209,100	5,955,168
Harman International Industries, Inc.	34,500	4,610,235
KB Home	298,000	4,654,760
Newell Rubbermaid, Inc.	40,300	1,574,521
PulteGroup, Inc.	267,500	5,946,525
Taylor Morrison Home Corp. (a)	52,000	1,084,200
Whirlpool Corp.	16,100	3,253,166
		30,245,172
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	33,000	1,413,060
Media - 1.6%
Comcast Corp. Class A	140,100	7,911,447
ITV PLC	670,400	2,515,018
Naspers Ltd. Class N	32,400	4,995,301
Time Warner, Inc.	72,800	6,147,232
		21,568,998
Multiline Retail - 0.3%
Burlington Stores, Inc. (a)	33,800	2,008,396
Macy's, Inc.	40,300	2,615,873
		4,624,269
Specialty Retail - 1.5%
Cabela's, Inc. Class A (a)	43,700	2,446,326
Home Depot, Inc.	64,600	7,339,206
Lowe's Companies, Inc.	100,000	7,439,000
TJX Companies, Inc.	52,600	3,684,630
		20,909,162
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	21,200	1,544,844

	Shares	Value
Michael Kors Holdings Ltd. (a)	102,963	$ 6,769,817
VF Corp.	45,000	3,388,950
		11,703,611
TOTAL CONSUMER DISCRETIONARY		121,796,321
CONSUMER STAPLES - 1.4%
Beverages - 0.7%
Monster Beverage Corp. (a)	66,000	9,134,070
Food & Staples Retailing - 0.3%
CVS Health Corp.	38,500	3,973,585
Food Products - 0.4%
Keurig Green Mountain, Inc.	48,800	5,452,424
TOTAL CONSUMER STAPLES		18,560,079
ENERGY - 0.8%
Energy Equipment & Services - 0.0%
Independence Contract Drilling, Inc.	40,000	278,800
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.	12,100	1,002,001
Canadian Natural Resources Ltd.	27,500	842,880
Cheniere Energy, Inc. (a)	7,800	603,720
Cimarex Energy Co.	14,400	1,657,296
Cobalt International Energy, Inc. (a)	63,100	593,771
Continental Resources, Inc. (a)	29,800	1,301,366
EOG Resources, Inc.	26,500	2,429,785
GasLog Ltd.	81,000	1,573,020
Genel Energy PLC (a)	90,600	632,333
Phillips 66 Co.	5,100	400,860
		11,037,032
TOTAL ENERGY		11,315,832
FINANCIALS - 2.9%
Banks - 0.5%
Bank of America Corp.	428,500	6,594,615
Capital Markets - 1.6%
Ameriprise Financial, Inc.	35,800	4,684,072
BlackRock, Inc. Class A	11,500	4,207,160
KKR & Co. LP	162,800	3,713,468
Morgan Stanley	110,100	3,929,469
The Blackstone Group LP	127,000	4,939,030
		21,473,199
Consumer Finance - 0.3%
Springleaf Holdings, Inc. (a)	85,300	4,415,981
Diversified Financial Services - 0.3%
McGraw Hill Financial, Inc.	35,900	3,712,060
Real Estate Investment Trusts - 0.2%
Altisource Residential Corp. Class B	72,066	1,503,297
American Tower Corp.	16,500	1,553,475
		3,056,772
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Altisource Asset Management Corp. (a)(d)	1,600	$ 296,208
TOTAL FINANCIALS		39,548,835
HEALTH CARE - 12.0%
Biotechnology - 7.9%
Acorda Therapeutics, Inc. (a)	70,900	2,359,552
Actelion Ltd.	29,374	3,403,491
Alexion Pharmaceuticals, Inc. (a)	52,200	9,046,260
Alnylam Pharmaceuticals, Inc. (a)	16,400	1,712,488
Amgen, Inc.	46,100	7,369,085
ARIAD Pharmaceuticals, Inc. (a)(d)	184,900	1,523,576
Auspex Pharmaceuticals, Inc. (a)	63,700	6,387,199
BioCryst Pharmaceuticals, Inc. (a)	153,100	1,382,493
Biogen, Inc. (a)	11,500	4,855,760
BioMarin Pharmaceutical, Inc. (a)	30,000	3,738,600
Celgene Corp. (a)	96,000	11,066,880
Celldex Therapeutics, Inc. (a)	43,100	1,201,197
Clovis Oncology, Inc. (a)	18,400	1,365,832
Genmab A/S (a)	36,100	2,717,118
Gilead Sciences, Inc. (a)	128,000	12,560,640
Intercept Pharmaceuticals, Inc. (a)	24,010	6,771,300
KYTHERA Biopharmaceuticals, Inc. (a)	30,900	1,549,635
Medivation, Inc. (a)	122,300	15,785,261
Medy-Tox, Inc.	2,176	644,992
Puma Biotechnology, Inc. (a)	4,600	1,086,106
Receptos, Inc. (a)	10,100	1,665,389
Synageva BioPharma Corp. (a)	41,800	4,076,754
TESARO, Inc. (a)	20,000	1,148,000
United Therapeutics Corp. (a)	23,100	3,983,249
		107,400,857
Health Care Equipment & Supplies - 0.1%
Innocoll AG ADR (a)	84,300	632,250
Neovasc, Inc. (a)	65,300	587,700
Ocular Therapeutix, Inc.	10,000	419,850
		1,639,800
Health Care Providers & Services - 1.3%
Aetna, Inc.	23,800	2,535,414
Cigna Corp.	25,200	3,261,888
Community Health Systems, Inc. (a)	17,600	920,128
Express Scripts Holding Co. (a)	58,800	5,102,076
HCA Holdings, Inc. (a)	31,900	2,399,837
UnitedHealth Group, Inc.	35,100	4,151,979
		18,371,322
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	9,200	1,707,888
Pharmaceuticals - 2.6%
Achaogen, Inc. (a)	27,600	269,376

	Shares	Value
Actavis PLC (a)	33,900	$ 10,089,318
Akorn, Inc. (a)(d)	45,800	2,175,958
Bristol-Myers Squibb Co.	42,800	2,760,600
Jazz Pharmaceuticals PLC (a)	27,700	4,786,283
Mallinckrodt PLC (a)	48,900	6,193,185
Ocera Therapeutics, Inc. (a)(d)	6,700	31,557
Pacira Pharmaceuticals, Inc. (a)	40,800	3,625,080
Relypsa, Inc. (a)	37,700	1,359,839
Shire PLC	23,900	1,905,383
Tetraphase Pharmaceuticals, Inc. (a)	47,100	1,725,744
		34,922,323
TOTAL HEALTH CARE		164,042,190
INDUSTRIALS - 4.5%
Aerospace & Defense - 1.4%
General Dynamics Corp.	15,400	2,090,242
Huntington Ingalls Industries, Inc.	28,300	3,966,245
Orbital ATK, Inc.	11,300	865,919
Textron, Inc.	23,800	1,055,054
The Boeing Co.	77,800	11,676,224
		19,653,684
Airlines - 2.9%
American Airlines Group, Inc.	287,200	15,158,416
Delta Air Lines, Inc.	150,125	6,749,620
Southwest Airlines Co.	226,100	10,016,230
United Continental Holdings, Inc. (a)	104,300	7,014,175
		38,938,441
Construction & Engineering - 0.0%
Hyundai Industrial Development & Construction Co.	12,361	635,367
Professional Services - 0.2%
Robert Half International, Inc.	41,000	2,481,320
TOTAL INDUSTRIALS		61,708,812
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.1%
Arista Networks, Inc. (d)	14,900	1,050,897
Ruckus Wireless, Inc. (a)	51,800	666,666
		1,717,563
Internet Software & Services - 1.7%
58.com, Inc. ADR (a)	37,700	1,993,576
Akamai Technologies, Inc. (a)	19,900	1,413,796
Alibaba Group Holding Ltd. sponsored ADR	50,400	4,195,296
Cornerstone OnDemand, Inc. (a)	39,500	1,141,155
Facebook, Inc. Class A (a)	113,121	9,300,243
NAVER Corp.	2,031	1,228,933
Tencent Holdings Ltd.	236,800	4,496,812
		23,769,811
IT Services - 1.1%
FleetCor Technologies, Inc. (a)	16,700	2,520,364
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	40,400	$ 3,490,156
Visa, Inc. Class A	132,400	8,660,284
		14,670,804
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV (a)	112,900	11,330,644
Qorvo, Inc. (a)	23,400	1,864,980
		13,195,624
Software - 0.4%
Adobe Systems, Inc. (a)	43,500	3,216,390
King Digital Entertainment PLC (d)	86,300	1,384,252
Mobileye NV (a)	12,900	542,187
		5,142,829
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	161,100	20,045,673
Nimble Storage, Inc. (a)(d)	53,000	1,182,430
SanDisk Corp.	33,000	2,099,460
		23,327,563
TOTAL INFORMATION TECHNOLOGY		81,824,194
MATERIALS - 0.5%
Chemicals - 0.2%
CF Industries Holdings, Inc.	2,600	737,568
Ecolab, Inc.	15,900	1,818,642
		2,556,210
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	35,400	2,283,300
Sealed Air Corp.	29,100	1,325,796
		3,609,096
TOTAL MATERIALS		6,165,306
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica SA	62,368	887,466
Telefonica SA rights 4/12/15 (a)	62,368	10,059
		897,525
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	82,400	2,589,832
TOTAL COMMON STOCKS (Cost $329,423,933)		508,448,926
Fixed-Income Funds - 44.2%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (e)	660,822	$ 6,317,457
Fidelity Floating Rate Central Fund (e)	250,989	26,501,942
Fidelity High Income Central Fund 1 (e)	520,620	52,572,209
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	152,752	15,172,824
Fidelity VIP Investment Grade Central Fund (e)	4,666,190	503,015,228
TOTAL FIXED-INCOME FUNDS (Cost $574,489,193)		603,579,660
Equity Funds - 14.3%

Domestic Equity Funds - 1.3%
Fidelity Commodity Strategy Central Fund (e)	358,739	2,651,078
Fidelity Real Estate Equity Central Fund (e)	145,809	15,656,953
TOTAL DOMESTIC EQUITY FUNDS		18,308,031
International Equity Funds - 13.0%
Fidelity Emerging Markets Equity Central Fund (e)	33,086	6,723,967
Fidelity International Equity Central Fund (e)	2,130,715	170,670,244
TOTAL INTERNATIONAL EQUITY FUNDS		177,394,211
TOTAL EQUITY FUNDS (Cost $193,220,807)		195,702,242
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 4/16/15 (Cost $289,996)	$ 290,000	289,996
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	30,690,811	30,690,811
Fidelity Money Market Central Fund, 0.30% (b)	22,449	22,449
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	5,617,325	5,617,325
TOTAL MONEY MARKET FUNDS (Cost $36,330,585)		36,330,585
Investment Companies - 1.9%
	Shares	Value
iShares MSCI EAFE Index ETF (Cost $25,297,068)	400,552	$ 25,703,422
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,159,051,582)		1,370,054,831
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,179,762)
NET ASSETS - 100%		$ 1,364,875,069
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,884
Fidelity Emerging Markets Debt Central Fund	104,915
Fidelity Floating Rate Central Fund	319,754
Fidelity High Income Central Fund 1	748,312
Fidelity International Equity Central Fund	1,022,081
Fidelity Money Market Central Fund	16
Fidelity Real Estate Equity Central Fund	64,543
Fidelity Securities Lending Cash Central Fund	37,945
Fidelity VIP Investment Grade Central Fund	3,398,628
Total	$ 5,712,078
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,903,260	$ 14,836	$ 89,104	$ 2,651,078	0.8%
Fidelity Emerging Markets Debt Central Fund	6,277,486	129,651	148,509	6,317,457	5.9%
Fidelity Emerging Markets Equity Central Fund	24,989,164	61,191	18,539,590	6,723,967	5.4%
Fidelity Floating Rate Central Fund	26,416,003	418,665	594,033	26,501,942	1.5%
Fidelity High Income Central Fund 1	44,761,978	7,820,593	1,038,689	52,572,209	5.7%
Fidelity Inflation-Protected Bond Index Central Fund	15,287,008	59,346	356,418	15,172,824	5.4%
Fidelity International Equity Central Fund	160,007,751	8,076,338	3,836,128	170,670,244	5.8%
Fidelity Real Estate Equity Central Fund	8,972,891	6,515,163	328,112	15,656,953	5.5%
Fidelity VIP Investment Grade Central Fund	487,922,319	30,971,238	21,091,920	503,015,228	10.7%
Total	$ 777,537,860	$ 54,067,021	$ 46,022,503	$ 799,281,902
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 121,796,321	$ 121,796,321	$ -	$ -
Consumer Staples	18,560,079	18,560,079	-	-
Energy	11,315,832	11,315,832	-	-
Financials	39,548,835	39,548,835	-	-
Health Care	164,042,190	162,136,807	1,905,383	-
Industrials	61,708,812	61,708,812	-	-
Information Technology	81,824,194	77,327,382	4,496,812	-
Materials	6,165,306	6,165,306	-	-
Telecommunication Services	897,525	10,059	887,466	-
Utilities	2,589,832	2,589,832	-	-
Investment Companies	25,703,422	25,703,422	-	-
U.S. Government and Government Agency Obligations	289,996	-	289,996	-
Fixed-Income Funds	603,579,660	603,579,660	-	-
Money Market Funds	36,330,585	36,330,585	-	-
Equity Funds	195,702,242	195,702,242	-	-
Total Investments in Securities:	$ 1,370,054,831	$ 1,362,475,174	$ 7,579,657	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $1,146,956,075. Net unrealized appreciation aggregated $223,098,756, of which $245,821,579 related to appreciated investment securities and $22,722,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

March 31, 2015

1.799876.111

VIPAMG-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 50.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.6%
Delphi Automotive PLC	16,300	$ 1,299,762
Visteon Corp. (a)	1,100	106,040
		1,405,802
Automobiles - 1.4%
Ford Motor Co.	92,600	1,494,564
General Motors Co.	42,800	1,605,000
		3,099,564
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	2,100	1,366,134
Fiesta Restaurant Group, Inc. (a)	9,100	555,100
Hilton Worldwide Holdings, Inc. (a)	16,000	473,920
Papa John's International, Inc.	6,400	395,584
		2,790,738
Household Durables - 3.0%
Barratt Developments PLC	61,100	479,010
Bellway PLC	7,800	229,212
D.R. Horton, Inc.	48,500	1,381,280
Harman International Industries, Inc.	8,000	1,069,040
KB Home (d)	69,200	1,080,904
Newell Rubbermaid, Inc.	9,000	351,630
PulteGroup, Inc.	62,100	1,380,483
Taylor Morrison Home Corp. (a)	11,200	233,520
Whirlpool Corp.	3,700	747,622
		6,952,701
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	7,100	304,022
Media - 2.2%
Comcast Corp. Class A	32,700	1,846,569
ITV PLC	156,600	587,488
Naspers Ltd. Class N	7,500	1,156,320
Time Warner, Inc.	17,000	1,435,480
		5,025,857
Multiline Retail - 0.5%
Burlington Stores, Inc. (a)	7,700	457,534
Macy's, Inc.	9,300	603,663
		1,061,197
Specialty Retail - 2.1%
Cabela's, Inc. Class A (a)	10,000	559,800
Home Depot, Inc.	15,100	1,715,511
Lowe's Companies, Inc.	22,900	1,703,531
TJX Companies, Inc.	12,300	861,615
		4,840,457
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)	4,700	342,489

	Shares	Value
Michael Kors Holdings Ltd. (a)	23,959	$ 1,575,304
VF Corp.	10,500	790,755
		2,708,548
TOTAL CONSUMER DISCRETIONARY		28,188,886
CONSUMER STAPLES - 1.9%
Beverages - 0.9%
Monster Beverage Corp. (a)	15,400	2,131,283
Food & Staples Retailing - 0.4%
CVS Health Corp.	8,900	918,569
Food Products - 0.6%
Keurig Green Mountain, Inc.	11,300	1,262,549
TOTAL CONSUMER STAPLES		4,312,401
ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Independence Contract Drilling, Inc.	8,600	59,942
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	2,600	215,306
Canadian Natural Resources Ltd.	5,900	180,836
Cheniere Energy, Inc. (a)	1,700	131,580
Cimarex Energy Co.	3,200	368,288
Cobalt International Energy, Inc. (a)	13,600	127,976
Continental Resources, Inc. (a)	6,400	279,488
EOG Resources, Inc.	6,100	559,309
GasLog Ltd.	17,500	339,850
Genel Energy PLC (a)	19,500	136,098
Phillips 66 Co.	1,100	86,460
		2,425,191
TOTAL ENERGY		2,485,133
FINANCIALS - 3.9%
Banks - 0.7%
Bank of America Corp.	106,300	1,635,957
Capital Markets - 2.1%
Ameriprise Financial, Inc.	8,300	1,085,972
BlackRock, Inc. Class A	2,700	987,768
KKR & Co. LP	30,700	700,267
Morgan Stanley	25,500	910,095
The Blackstone Group LP	29,400	1,143,366
		4,827,468
Consumer Finance - 0.4%
Springleaf Holdings, Inc. (a)	19,900	1,030,223
Diversified Financial Services - 0.4%
McGraw Hill Financial, Inc.	8,300	858,220
Real Estate Investment Trusts - 0.3%
Altisource Residential Corp. Class B	15,900	331,674
American Tower Corp.	3,700	348,355
		680,029
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Altisource Asset Management Corp. (a)	150	$ 27,770
TOTAL FINANCIALS		9,059,667
HEALTH CARE - 15.9%
Biotechnology - 10.3%
Acorda Therapeutics, Inc. (a)	15,300	509,184
Actelion Ltd.	5,636	653,029
Alexion Pharmaceuticals, Inc. (a)	11,900	2,062,270
Alnylam Pharmaceuticals, Inc. (a)	3,600	375,912
Amgen, Inc.	10,700	1,710,395
ARIAD Pharmaceuticals, Inc. (a)(d)	40,700	335,368
Auspex Pharmaceuticals, Inc. (a)	13,600	1,363,672
BioCryst Pharmaceuticals, Inc. (a)(d)	33,700	304,311
Biogen, Inc. (a)	2,700	1,140,048
BioMarin Pharmaceutical, Inc. (a)	7,000	872,340
Celgene Corp. (a)	22,400	2,582,272
Celldex Therapeutics, Inc. (a)	7,800	217,386
Clovis Oncology, Inc. (a)	4,000	296,920
Genmab A/S (a)	7,800	587,078
Gilead Sciences, Inc. (a)	29,900	2,934,087
Intercept Pharmaceuticals, Inc. (a)	4,630	1,305,753
KYTHERA Biopharmaceuticals, Inc. (a)(d)	5,600	280,840
Medivation, Inc. (a)	26,300	3,394,541
Medy-Tox, Inc.	470	139,314
Puma Biotechnology, Inc. (a)	1,100	259,721
Receptos, Inc. (a)	2,200	362,758
Synageva BioPharma Corp. (a)(d)	9,000	877,770
TESARO, Inc. (a)	4,500	258,300
United Therapeutics Corp. (a)	5,400	931,149
		23,754,418
Health Care Equipment & Supplies - 0.2%
Innocoll AG ADR (a)	17,700	132,750
Neovasc, Inc. (a)	14,200	127,800
Ocular Therapeutix, Inc.	2,300	96,566
		357,116
Health Care Providers & Services - 1.8%
Aetna, Inc.	5,300	564,609
Cigna Corp.	5,800	750,752
Community Health Systems, Inc. (a)	3,800	198,664
Express Scripts Holding Co. (a)	13,700	1,188,749
HCA Holdings, Inc. (a)	7,300	549,179
UnitedHealth Group, Inc.	7,700	910,833
		4,162,786
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	2,100	389,844
Pharmaceuticals - 3.4%
Achaogen, Inc. (a)	4,100	40,016
Actavis PLC (a)	7,900	2,351,198

	Shares	Value
Akorn, Inc. (a)(d)	10,700	$ 508,357
Bristol-Myers Squibb Co.	9,700	625,650
Jazz Pharmaceuticals PLC (a)	5,900	1,019,461
Mallinckrodt PLC (a)	11,400	1,443,810
Ocera Therapeutics, Inc. (a)(d)	1,300	6,123
Pacira Pharmaceuticals, Inc. (a)	9,500	844,075
Relypsa, Inc. (a)	7,600	274,132
Shire PLC	5,300	422,533
Tetraphase Pharmaceuticals, Inc. (a)	11,000	403,040
		7,938,395
TOTAL HEALTH CARE		36,602,559
INDUSTRIALS - 6.2%
Aerospace & Defense - 2.0%
General Dynamics Corp.	3,600	488,628
Huntington Ingalls Industries, Inc.	6,600	924,990
Orbital ATK, Inc.	2,400	183,912
Textron, Inc.	5,200	230,516
The Boeing Co.	18,100	2,716,448
		4,544,494
Airlines - 3.9%
American Airlines Group, Inc.	66,600	3,515,148
Delta Air Lines, Inc.	34,900	1,569,104
Southwest Airlines Co.	52,800	2,339,040
United Continental Holdings, Inc. (a)	24,400	1,640,900
		9,064,192
Construction & Engineering - 0.1%
Hyundai Industrial Development & Construction Co.	2,670	137,240
Professional Services - 0.2%
Robert Half International, Inc.	8,900	538,628
TOTAL INDUSTRIALS		14,284,554
INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 0.2%
Arista Networks, Inc. (d)	3,200	225,696
Ruckus Wireless, Inc. (a)	11,200	144,144
		369,840
Internet Software & Services - 2.3%
58.com, Inc. ADR (a)	8,300	438,904
Akamai Technologies, Inc. (a)	4,300	305,494
Alibaba Group Holding Ltd. sponsored ADR	11,700	973,908
Cornerstone OnDemand, Inc. (a)	8,700	251,343
Facebook, Inc. Class A (a)	25,880	2,127,724
NAVER Corp.	449	271,684
Tencent Holdings Ltd.	54,000	1,025,456
		5,394,513
IT Services - 1.4%
FleetCor Technologies, Inc. (a)	3,000	452,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	9,400	$ 812,066
Visa, Inc. Class A	30,800	2,014,628
		3,279,454
Semiconductors & Semiconductor Equipment - 1.3%
NXP Semiconductors NV (a)	25,400	2,549,144
Qorvo, Inc. (a)	5,200	414,440
		2,963,584
Software - 0.5%
Adobe Systems, Inc. (a)	9,600	709,824
King Digital Entertainment PLC (d)	18,600	298,344
Mobileye NV (a)	2,900	121,887
		1,130,055
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	38,400	4,778,112
Nimble Storage, Inc. (a)(d)	11,400	254,334
SanDisk Corp.	7,700	489,874
		5,522,320
TOTAL INFORMATION TECHNOLOGY		18,659,766
MATERIALS - 0.6%
Chemicals - 0.3%
CF Industries Holdings, Inc.	600	170,208
Ecolab, Inc.	3,500	400,330
		570,538
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	7,700	496,650
Sealed Air Corp.	6,300	287,028
		783,678
TOTAL MATERIALS		1,354,216
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica SA	13,477	191,771
Telefonica SA rights 4/12/15 (a)	13,477	2,174
		193,945
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	17,700	556,311
TOTAL COMMON STOCKS (Cost $76,727,696)		115,697,438
Fixed-Income Funds - 26.9%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (e)	109,481	1,046,636
Fidelity Floating Rate Central Fund (e)	23,753	2,508,076
Fidelity High Income Central Fund 1 (e)	90,809	9,169,900
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	26,449	2,627,173
Fidelity VIP Investment Grade Central Fund (e)	431,365	46,501,125
TOTAL FIXED-INCOME FUNDS (Cost $59,230,412)		61,852,910
Equity Funds - 22.2%

Domestic Equity Funds - 1.3%
Fidelity Commodity Strategy Central Fund (e)	60,656	448,244
Fidelity Real Estate Equity Central Fund (e)	24,244	2,603,307
TOTAL DOMESTIC EQUITY FUNDS		3,051,551
Foreign Large Blend Funds - 1.9%
iShares MSCI EAFE Index ETF	65,794	4,222,001
International Equity Funds - 19.0%
Fidelity Emerging Markets Equity Central Fund (e)	11,328	$ 2,302,188
Fidelity International Equity Central Fund (e)	517,091	41,418,998
TOTAL INTERNATIONAL EQUITY FUNDS		43,721,186
TOTAL EQUITY FUNDS (Cost $52,021,520)		50,994,738
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.02% 4/16/15 to 5/7/15 (Cost $79,999)	$ 80,000	79,999
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	1,264,369	1,264,369
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	3,293,975	3,293,975
TOTAL MONEY MARKET FUNDS (Cost $4,558,344)		4,558,344
TOTAL INVESTMENTPORTFOLIO - 101.5% (Cost $192,617,971)	233,183,429
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(3,340,025)
NET ASSETS - 100%	$ 229,843,404
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,748
Fidelity Emerging Markets Debt Central Fund	17,049
Fidelity Floating Rate Central Fund	23,593
Fidelity High Income Central Fund 1	125,237
Fidelity International Equity Central Fund	247,207
Fidelity Real Estate Equity Central Fund	10,514
Fidelity Securities Lending Cash Central Fund	9,110
Fidelity VIP Investment Grade Central Fund	307,304
Total	$ 741,762
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 469,646	$ 20,878	$ 12,749	$ 448,244	0.1%
Fidelity Emerging Markets Debt Central Fund	1,006,297	51,843	21,249	1,046,636	1.0%
Fidelity Emerging Markets Equity Central Fund	5,838,089	101,937	3,705,341	2,302,188	1.9%
Fidelity Floating Rate Central Fund	1,838,697	694,263	43,873	2,508,076	0.1%
Fidelity High Income Central Fund 1	7,544,165	1,610,159	155,589	9,169,900	1.0%
Fidelity Inflation-Protected Bond Index Central Fund	2,563,837	83,511	50,995	2,627,173	0.9%
Fidelity International Equity Central Fund	38,168,699	2,511,188	792,385	41,418,998	1.4%
Fidelity Real Estate Equity Central Fund	1,461,046	1,109,824	48,163	2,603,307	0.9%
Fidelity VIP Investment Grade Central Fund	42,961,732	6,880,368	3,796,261	46,501,125	1.0%
Total	$ 101,852,208	$ 13,063,971	$ 8,626,605	$ 108,625,647
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 28,188,886	$ 28,188,886	$ -	$ -
Consumer Staples	4,312,401	4,312,401	-	-
Energy	2,485,133	2,485,133	-	-
Financials	9,059,667	9,059,667	-	-
Health Care	36,602,559	36,180,026	422,533	-
Industrials	14,284,554	14,284,554	-	-
Information Technology	18,659,766	17,634,310	1,025,456	-
Materials	1,354,216	1,354,216	-	-
Telecommunication Services	193,945	2,174	191,771	-
Utilities	556,311	556,311	-	-
U.S. Government and Government Agency Obligations	79,999	-	79,999	-
Fixed-Income Funds	61,852,910	61,852,910	-	-
Money Market Funds	4,558,344	4,558,344	-	-
Equity Funds	50,994,738	50,994,738	-	-
Total Investments in Securities:	$ 233,183,429	$ 231,463,670	$ 1,719,759	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $192,252,473. Net unrealized appreciation aggregated $40,930,956, of which $46,222,020 related to appreciated investment securities and $5,291,064 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

March 31, 2015

1.830285.109

VIPF2005-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	11,865	$ 417,188
VIP Equity-Income Portfolio Initial Class (b)	19,795	440,241
VIP Growth & Income Portfolio Initial Class (b)	25,201	500,994
VIP Growth Portfolio Initial Class (b)	6,598	424,930
VIP Mid Cap Portfolio Initial Class (b)	3,477	121,974
VIP Value Portfolio Initial Class (b)	20,907	322,802
VIP Value Strategies Portfolio Initial Class (b)	9,981	158,195
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,956,849)		2,386,324
International Equity Funds - 12.3%

VIP Emerging Markets Portfolio Initial Class (b)	32,035	299,526
VIP Overseas Portfolio Initial Class (b)	37,276	732,098
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,000,302)		1,031,624
Bond Funds - 43.1%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	56,563	$ 321,277
VIP Investment Grade Bond Portfolio Initial Class (b)	254,611	3,302,302
TOTAL BOND FUNDS (Cost $3,564,590)		3,623,579
Short-Term Funds - 16.2%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $1,366,828)	1,366,828	1,366,828
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,888,569)		8,408,355
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52)
NET ASSETS - 100%		$ 8,408,303
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 429,166	$ 47,291	$ 34,579	$ 71	$ 417,188
VIP Emerging Markets Portfolio Initial Class	302,225	11,481	22,885	200	299,526
VIP Equity-Income Portfolio Initial Class	451,699	55,750	28,940	384	440,241
VIP Growth & Income Portfolio Initial Class	514,395	52,041	43,556	181	500,994
VIP Growth Portfolio Initial Class	435,099	23,668	41,150	-	424,930
VIP High Income Portfolio Initial Class	323,437	7,390	19,115	837	321,277
VIP Investment Grade Bond Portfolio Initial Class	3,352,792	123,015	221,149	2,877	3,302,302
VIP Mid Cap Portfolio Initial Class	126,267	16,120	12,166	-	121,974
VIP Money Market Portfolio Initial Class	1,365,111	58,035	56,318	69	1,366,828
VIP Overseas Portfolio Initial Class	737,266	35,065	79,622	-	732,098
VIP Value Portfolio Initial Class	332,265	29,468	26,752	43	322,802
VIP Value Strategies Portfolio Initial Class	163,932	937	13,836	-	158,195
Total	$ 8,533,654	$ 460,261	$ 600,068	$ 4,662	$ 8,408,355
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $7,961,114. Net unrealized appreciation aggregated $447,241, of which $560,885 related to appreciated investment securities and $113,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

March 31, 2015

1.830288.109

VIPF2010-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	503,124	$ 17,689,839
VIP Equity-Income Portfolio Initial Class (b)	836,360	18,600,638
VIP Growth & Income Portfolio Initial Class (b)	1,068,657	21,244,892
VIP Growth Portfolio Initial Class (b)	280,618	18,071,787
VIP Mid Cap Portfolio Initial Class (b)	147,777	5,184,013
VIP Value Portfolio Initial Class (b)	882,591	13,627,201
VIP Value Strategies Portfolio Initial Class (b)	421,724	6,684,318
TOTAL DOMESTIC EQUITY FUNDS (Cost $75,096,797)		101,102,688
International Equity Funds - 15.2%

VIP Emerging Markets Portfolio Initial Class (b)	1,361,521	12,730,226
VIP Overseas Portfolio Initial Class (b)	1,628,155	31,976,955
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $40,431,149)		44,707,181
Bond Funds - 39.6%

VIP High Income Portfolio Initial Class (b)	2,037,101	11,570,733
VIP Investment Grade Bond Portfolio Initial Class (b)	8,077,778	104,768,779
TOTAL BOND FUNDS (Cost $114,600,659)		116,339,512
Short-Term Funds - 10.8%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $31,656,838)	31,656,838	$ 31,656,838
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $261,785,443)		293,806,219
NET OTHER ASSETS (LIABILITIES) - 0.0%		(50,296)
NET ASSETS - 100%		$ 293,755,923
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 17,993,230	$ 1,704,878	$ 986,988	$ 2,888	$ 17,689,839
VIP Emerging Markets Portfolio Initial Class	12,818,859	289,915	729,263	8,231	12,730,226
VIP Equity-Income Portfolio Initial Class	18,925,465	2,089,615	842,194	15,712	18,600,638
VIP Growth & Income Portfolio Initial Class	21,568,420	2,002,136	1,417,844	7,353	21,244,892
VIP Growth Portfolio Initial Class	18,380,527	688,169	1,277,920	-	18,071,787
VIP High Income Portfolio Initial Class	11,488,205	29,133	277,651	29,133	11,570,733
VIP Investment Grade Bond Portfolio Initial Class	105,330,703	3,163,708	5,195,466	88,781	104,768,779
VIP Mid Cap Portfolio Initial Class	5,333,273	618,995	423,419	-	5,184,013
VIP Money Market Portfolio Initial Class	31,056,485	824,611	224,258	1,535	31,656,838
VIP Overseas Portfolio Initial Class	32,101,367	647,348	2,365,018	-	31,976,955
VIP Value Portfolio Initial Class	13,926,397	983,012	783,224	1,726	13,627,201
VIP Value Strategies Portfolio Initial Class	6,856,342	4,803	470,908	-	6,684,318
Total	$ 295,779,273	$ 13,046,323	$ 14,994,153	$ 155,359	$ 293,806,219
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $263,074,478. Net unrealized appreciation aggregated $30,731,741, of which $33,780,717 related to appreciated investment securities and $3,048,976 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

March 31, 2015

1.830292.109

VIPF2015-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	230,848	$ 8,116,612
VIP Equity-Income Portfolio Initial Class (b)	384,733	8,556,455
VIP Growth & Income Portfolio Initial Class (b)	488,499	9,711,357
VIP Growth Portfolio Initial Class (b)	128,602	8,281,940
VIP Mid Cap Portfolio Initial Class (b)	67,911	2,382,326
VIP Value Portfolio Initial Class (b)	406,567	6,277,388
VIP Value Strategies Portfolio Initial Class (b)	194,202	3,078,096
TOTAL DOMESTIC EQUITY FUNDS (Cost $32,166,009)		46,404,174
International Equity Funds - 17.5%

VIP Emerging Markets Portfolio Initial Class (b)	599,026	5,600,896
VIP Overseas Portfolio Initial Class (b)	747,491	14,680,731
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,254,968)		20,281,627
Bond Funds - 36.2%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	800,350	4,545,986
VIP Investment Grade Bond Portfolio Initial Class (b)	2,874,450	37,281,620
TOTAL BOND FUNDS (Cost $40,703,706)		41,827,606
Short-Term Funds - 6.1%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $7,040,714)	7,040,714	$ 7,040,714
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $98,165,397)		115,554,121
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,145)
NET ASSETS - 100%		$ 115,538,976
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 8,362,521	$ 889,577	$ 673,840	$ 1,311	$ 8,116,612
VIP Emerging Markets Portfolio Initial Class	5,839,832	287,176	684,554	3,675	5,600,896
VIP Equity-Income Portfolio Initial Class	8,798,141	967,630	493,171	7,124	8,556,455
VIP Growth & Income Portfolio Initial Class	10,043,820	862,763	777,566	3,338	9,711,357
VIP Growth Portfolio Initial Class	8,578,430	484,036	915,656	-	8,281,940
VIP High Income Portfolio Initial Class	4,692,962	12,249	290,600	11,411	4,545,986
VIP Investment Grade Bond Portfolio Initial Class	37,989,174	1,568,287	2,804,583	31,709	37,281,620
VIP Mid Cap Portfolio Initial Class	2,438,071	314,432	217,253	-	2,382,326
VIP Money Market Portfolio Initial Class	7,109,197	236,932	305,416	346	7,040,714
VIP Overseas Portfolio Initial Class	15,164,327	835,787	2,062,865	-	14,680,731
VIP Value Portfolio Initial Class	6,458,857	567,833	523,528	783	6,277,388
VIP Value Strategies Portfolio Initial Class	3,156,921	58,523	271,318	-	3,078,096
Total	$ 118,632,253	$ 7,085,225	$ 10,020,350	$ 59,697	$ 115,554,121
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $98,744,846. Net unrealized appreciation aggregated $16,809,275, of which $18,443,388 related to appreciated investment securities and $1,634,113 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

March 31, 2015

1.830298.109

VIPF2020-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	1,679,774	$ 59,060,836
VIP Equity-Income Portfolio Initial Class (b)	2,778,406	61,791,754
VIP Growth & Income Portfolio Initial Class (b)	3,537,497	70,325,446
VIP Growth Portfolio Initial Class (b)	935,904	60,272,191
VIP Mid Cap Portfolio Initial Class (b)	504,346	17,692,457
VIP Value Portfolio Initial Class (b)	2,967,696	45,821,227
VIP Value Strategies Portfolio Initial Class (b)	1,419,961	22,506,384
TOTAL DOMESTIC EQUITY FUNDS (Cost $234,841,306)		337,470,295
International Equity Funds - 19.4%

VIP Emerging Markets Portfolio Initial Class (b)	4,337,508	40,555,695
VIP Overseas Portfolio Initial Class (b)	5,468,451	107,400,373
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $130,411,446)		147,956,068
Bond Funds - 32.6%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	5,448,405	$ 30,946,943
VIP Investment Grade Bond Portfolio Initial Class (b)	16,712,995	216,767,547
TOTAL BOND FUNDS (Cost $245,977,683)		247,714,490
Short-Term Funds - 3.6%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $27,500,951)	27,500,951	$ 27,500,951
TOTAL INVESTMENT PORTFOLIO) - 100.0% (Cost $638,731,386)		760,641,804
NET OTHER ASSETS (LIABILITIES) - 0.0%		(133,101)
NET ASSETS - 100%		$ 760,508,703
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 59,565,879	$ 5,181,337	$ 2,284,524	$ 9,618	$ 59,060,836
VIP Emerging Markets Portfolio Initial Class	40,294,212	599,019	1,454,203	26,032	40,555,695
VIP Equity-Income Portfolio Initial Class	62,616,674	5,773,269	1,394,429	51,846	61,791,754
VIP Growth & Income Portfolio Initial Class	71,345,864	5,042,210	3,030,586	24,458	70,325,446
VIP Growth Portfolio Initial Class	60,753,411	2,000,022	3,424,856	-	60,272,191
VIP High Income Portfolio Initial Class	30,526,423	77,422	540,649	77,422	30,946,943
VIP Investment Grade Bond Portfolio Initial Class	217,034,230	4,054,224	7,366,622	182,356	216,767,547
VIP Mid Cap Portfolio Initial Class	17,665,272	2,063,458	891,582	-	17,692,457
VIP Money Market Portfolio Initial Class	26,538,252	962,699	-	1,322	27,500,951
VIP Overseas Portfolio Initial Class	106,967,502	2,156,345	7,118,300	-	107,400,373
VIP Value Portfolio Initial Class	46,110,861	3,085,682	1,707,531	5,763	45,821,227
VIP Value Strategies Portfolio Initial Class	22,419,977	97,255	991,576	-	22,506,384
Total	$ 761,838,557	$ 31,092,942	$ 30,204,858	$ 378,817	$ 760,641,804
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $641,387,612. Net unrealized appreciation aggregated $119,254,192, of which $126,677,332 related to appreciated investment securities and $7,423,140 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

March 31, 2015

1.830299.109

VIPF2025-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	281,267	$ 9,889,362
VIP Equity-Income Portfolio Initial Class (b)	468,518	10,419,849
VIP Growth & Income Portfolio Initial Class (b)	596,985	11,868,070
VIP Growth Portfolio Initial Class (b)	157,064	10,114,897
VIP Mid Cap Portfolio Initial Class (b)	83,301	2,922,188
VIP Value Portfolio Initial Class (b)	497,427	7,680,268
VIP Value Strategies Portfolio Initial Class (b)	237,087	3,757,828
TOTAL DOMESTIC EQUITY FUNDS (Cost $43,657,629)		56,652,462
International Equity Funds - 22.0%

VIP Emerging Markets Portfolio Initial Class (b)	710,449	6,642,696
VIP Overseas Portfolio Initial Class (b)	917,037	18,010,615
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,171,457)		24,653,311
Bond Funds - 25.9%

VIP High Income Portfolio Initial Class (b)	801,340	4,551,612
VIP Investment Grade Bond Portfolio Initial Class (b)	1,892,688	24,548,166
TOTAL BOND FUNDS (Cost $28,903,819)		29,099,778
Short-Term Funds - 1.7%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $1,899,072)	1,899,072	$ 1,899,072
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $96,631,977)		112,304,623
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,541)
NET ASSETS - 100%		$ 112,291,082
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 9,448,520	$ 1,343,076	$ 358,275	$ 1,550	$ 9,889,362
VIP Emerging Markets Portfolio Initial Class	6,327,228	501,242	364,556	4,132	6,642,696
VIP Equity-Income Portfolio Initial Class	9,935,230	1,600,938	273,695	8,431	10,419,849
VIP Growth & Income Portfolio Initial Class	11,331,875	1,561,166	536,164	3,970	11,868,070
VIP Growth Portfolio Initial Class	9,660,133	731,817	435,562	-	10,114,897
VIP High Income Portfolio Initial Class	4,285,163	227,709	86,443	10,904	4,551,612
VIP Investment Grade Bond Portfolio Initial Class	22,727,235	2,720,104	1,224,130	19,842	24,548,166
VIP Mid Cap Portfolio Initial Class	2,750,969	440,747	90,033	-	2,922,188
VIP Money Market Portfolio Initial Class	1,343,742	574,712	19,382	76	1,899,072
VIP Overseas Portfolio Initial Class	17,140,652	1,046,338	1,063,155	-	18,010,615
VIP Value Portfolio Initial Class	7,290,067	906,769	251,447	930	7,680,268
VIP Value Strategies Portfolio Initial Class	3,565,679	181,337	148,300	-	3,757,828
Total	$ 105,806,493	$ 11,835,955	$ 4,851,142	$ 49,835	$ 112,304,623
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $97,316,106. Net unrealized appreciation aggregated $14,988,517, of which $16,357,842 related to appreciated investment securities and $1,369,325 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

March 31, 2015

1.830294.109

VIPF2030-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	838,309	$ 29,474,928
VIP Equity-Income Portfolio Initial Class (a)	1,395,876	31,044,274
VIP Growth & Income Portfolio Initial Class (a)	1,777,058	35,327,913
VIP Growth Portfolio Initial Class (a)	467,436	30,102,851
VIP Mid Cap Portfolio Initial Class (a)	246,454	8,645,608
VIP Value Portfolio Initial Class (a)	1,476,174	22,792,134
VIP Value Strategies Portfolio Initial Class (a)	704,525	11,166,728
TOTAL DOMESTIC EQUITY FUNDS (Cost $133,427,572)		168,554,436
International Equity Funds - 26.1%

VIP Emerging Markets Portfolio Initial Class (a)	2,029,392	18,974,817
VIP Overseas Portfolio Initial Class (a)	2,762,818	54,261,742
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $66,857,189)		73,236,559
Bond Funds - 13.9%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	2,006,011	$ 11,394,141
VIP Investment Grade Bond Portfolio Initial Class (a)	2,138,180	27,732,190
TOTAL BOND FUNDS (Cost $38,982,827)		39,126,331
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $239,267,588)		280,917,326
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38,705)
NET ASSETS - 100%		$ 280,878,621
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 29,282,420	$ 2,952,308	$ 1,093,291	$ 4,708	$ 29,474,928
VIP Emerging Markets Portfolio Initial Class	19,087,595	780,285	1,402,737	12,224	18,974,817
VIP Equity-Income Portfolio Initial Class	30,778,400	3,657,807	817,678	25,639	31,044,274
VIP Growth & Income Portfolio Initial Class	35,127,823	3,226,508	1,526,050	12,074	35,327,913
VIP Growth Portfolio Initial Class	29,947,300	1,564,134	1,877,554	-	30,102,851
VIP High Income Portfolio Initial Class	11,247,552	366,030	544,400	28,485	11,394,141
VIP Investment Grade Bond Portfolio Initial Class	25,791,800	2,969,459	1,400,548	22,392	27,732,190
VIP Mid Cap Portfolio Initial Class	8,532,626	1,032,511	368,375	-	8,645,608
VIP Overseas Portfolio Initial Class	53,605,943	2,005,866	4,014,957	-	54,261,742
VIP Value Portfolio Initial Class	22,578,214	1,736,957	704,414	-	22,792,134
VIP Value Strategies Portfolio Initial Class	11,053,629	114,733	481,741	2,824	11,166,728
Total	$ 277,033,302	$ 20,406,598	$ 14,231,745	$ 108,346	$ 280,917,326
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $240,715,240. Net unrealized appreciation aggregated $40,202,086, of which $43,705,192 related to appreciated investment securities and $3,503,106 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2035 Portfolio

March 31, 2015

1.903282.105

VF-2035-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	55,415	$ 1,948,392
VIP Equity-Income Portfolio Initial Class (a)	92,419	2,055,387
VIP Growth & Income Portfolio Initial Class (a)	117,557	2,337,037
VIP Growth Portfolio Initial Class (a)	30,822	1,984,969
VIP Mid Cap Portfolio Initial Class (a)	16,301	571,838
VIP Value Portfolio Initial Class (a)	97,636	1,507,502
VIP Value Strategies Portfolio Initial Class (a)	46,560	737,974
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,634,258)		11,143,099
International Equity Funds - 28.1%

VIP Emerging Markets Portfolio Initial Class (a)	133,261	1,245,991
VIP Overseas Portfolio Initial Class (a)	182,852	3,591,206
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,731,069)		4,837,197
Bond Funds - 7.0%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	117,008	$ 664,607
VIP Investment Grade Bond Portfolio Initial Class (a)	41,179	534,086
TOTAL BOND FUNDS (Cost $1,198,352)		1,198,693
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,563,679)		17,178,989
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,222)
NET ASSETS - 100%		$ 17,175,767
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 1,725,497	$ 405,397	$ 80,384	$ 290	$ 1,948,392
VIP Emerging Markets Portfolio Initial Class	1,116,750	173,954	75,498	764	1,245,991
VIP Equity-Income Portfolio Initial Class	1,814,775	470,048	70,684	1,583	2,055,387
VIP Growth & Income Portfolio Initial Class	2,070,946	443,839	85,502	742	2,337,037
VIP Growth Portfolio Initial Class	1,768,000	300,322	113,307	-	1,984,969
VIP High Income Portfolio Initial Class	588,751	103,237	45,363	1,557	664,607
VIP Investment Grade Bond Portfolio Initial Class	473,109	89,498	35,453	426	534,086
VIP Mid Cap Portfolio Initial Class	503,509	125,113	23,663	-	571,838
VIP Overseas Portfolio Initial Class	3,172,445	474,098	224,666	-	3,591,206
VIP Value Portfolio Initial Class	1,331,887	282,858	58,198	174	1,507,502
VIP Value Strategies Portfolio Initial Class	650,424	90,278	32,673	-	737,974
Total	$ 15,216,093	$ 2,958,642	$ 845,391	$ 5,536	$ 17,178,989
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $16,624,640. Net unrealized appreciation aggregated $554,349, of which $886,845 related to appreciated investment securities and $332,496 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2040 Portfolio

March 31, 2015

1.903284.105

VF-2040-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	132,900	$ 4,672,759
VIP Equity-Income Portfolio Initial Class (a)	221,036	4,915,839
VIP Growth & Income Portfolio Initial Class (a)	282,092	5,607,999
VIP Growth Portfolio Initial Class (a)	74,222	4,779,879
VIP Mid Cap Portfolio Initial Class (a)	38,837	1,362,392
VIP Value Portfolio Initial Class (a)	233,528	3,605,680
VIP Value Strategies Portfolio Initial Class (a)	111,262	1,763,505
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,030,606)		26,708,053
International Equity Funds - 28.2%

VIP Emerging Markets Portfolio Initial Class (a)	318,637	2,979,254
VIP Overseas Portfolio Initial Class (a)	439,515	8,632,076
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,989,883)		11,611,330
Bond Funds - 7.0%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	281,069	$ 1,596,471
VIP Investment Grade Bond Portfolio Initial Class (a)	99,007	1,284,120
TOTAL BOND FUNDS (Cost $2,874,940)		2,880,591
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $37,895,429)		41,199,974
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,445)
NET ASSETS - 100%		$ 41,196,529
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 4,140,749	$ 1,158,285	$ 380,319	$ 706	$ 4,672,759
VIP Emerging Markets Portfolio Initial Class	2,674,158	496,830	271,122	1,854	2,979,254
VIP Equity-Income Portfolio Initial Class	4,355,995	1,324,192	384,304	3,832	4,915,839
VIP Growth & Income Portfolio Initial Class	4,968,899	1,298,603	440,580	1,795	5,607,999
VIP Growth Portfolio Initial Class	4,235,604	908,805	434,855	-	4,779,879
VIP High Income Portfolio Initial Class	1,408,220	276,292	130,697	3,780	1,596,471
VIP Investment Grade Bond Portfolio Initial Class	1,130,954	249,863	112,956	1,035	1,284,120
VIP Mid Cap Portfolio Initial Class	1,207,567	343,731	108,676	-	1,362,392
VIP Overseas Portfolio Initial Class	7,602,926	1,395,918	776,167	-	8,632,076
VIP Value Portfolio Initial Class	3,195,856	805,906	278,264	421	3,605,680
VIP Value Strategies Portfolio Initial Class	1,561,446	268,766	139,581	-	1,763,505
Total	$ 36,482,374	$ 8,527,191	$ 3,457,521	$ 13,423	$ 41,199,974
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $38,129,193. Net unrealized appreciation aggregated $3,070,781, of which $3,570,732 related to appreciated investment securities and $499,951 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2045 Portfolio

March 31, 2015

1.903286.105

VF-2045-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	30,094	$ 1,058,114
VIP Equity-Income Portfolio Initial Class (a)	50,190	1,116,236
VIP Growth & Income Portfolio Initial Class (a)	63,881	1,269,960
VIP Growth Portfolio Initial Class (a)	16,783	1,080,836
VIP Mid Cap Portfolio Initial Class (a)	8,831	309,780
VIP Value Portfolio Initial Class (a)	53,018	818,596
VIP Value Strategies Portfolio Initial Class (a)	25,268	400,498
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,716,747)		6,054,020
International Equity Funds - 28.2%

VIP Emerging Markets Portfolio Initial Class (a)	72,516	678,024
VIP Overseas Portfolio Initial Class (a)	99,499	1,954,161
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,550,259)		2,632,185
Bond Funds - 7.0%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	63,830	$ 362,554
VIP Investment Grade Bond Portfolio Initial Class (a)	22,483	291,598
TOTAL BOND FUNDS (Cost $649,523)		654,152
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,916,529)	9,340,357
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,816)
NET ASSETS - 100%	$ 9,338,541
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 914,242	$ 227,023	$ 28,952	$ 156	$ 1,058,114
VIP Emerging Markets Portfolio Initial Class	596,334	96,872	32,026	406	678,024
VIP Equity-Income Portfolio Initial Class	961,856	264,435	25,646	849	1,116,236
VIP Growth & Income Portfolio Initial Class	1,097,436	256,525	35,231	400	1,269,960
VIP Growth Portfolio Initial Class	935,225	171,268	41,971	-	1,080,836
VIP High Income Portfolio Initial Class	314,400	61,011	22,497	829	362,554
VIP Investment Grade Bond Portfolio Initial Class	253,487	50,442	16,055	227	291,598
VIP Mid Cap Portfolio Initial Class	266,910	68,802	8,525	-	309,780
VIP Money Market Portfolio Initial Class	79	-	79	-	-
VIP Overseas Portfolio Initial Class	1,680,108	278,338	94,988	-	1,954,161
VIP Value Portfolio Initial Class	705,223	158,426	19,131	93	818,596
VIP Value Strategies Portfolio Initial Class	344,932	49,001	9,812	-	400,498
Total	$ 8,070,232	$ 1,682,143	$ 334,913	$ 2,960	$ 9,340,357
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $8,937,739. Net unrealized appreciation aggregated $402,618, of which $569,942 related to appreciated investment securities and $167,324 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2050 Portfolio

March 31, 2015

1.903288.105

VF-2050-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	37,762	$ 1,327,715
VIP Equity-Income Portfolio Initial Class (a)	62,978	1,400,631
VIP Growth & Income Portfolio Initial Class (a)	80,109	1,592,572
VIP Growth Portfolio Initial Class (a)	21,018	1,353,565
VIP Mid Cap Portfolio Initial Class (a)	11,119	390,056
VIP Value Portfolio Initial Class (a)	66,532	1,027,254
VIP Value Strategies Portfolio Initial Class (a)	31,698	502,405
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,070,388)		7,594,198
International Equity Funds - 28.2%

VIP Emerging Markets Portfolio Initial Class (a)	90,808	849,051
VIP Overseas Portfolio Initial Class (a)	124,641	2,447,951
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,164,572)		3,297,002
Bond Funds - 6.9%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	79,432	$ 451,173
VIP Investment Grade Bond Portfolio Initial Class (a)	27,932	362,274
TOTAL BOND FUNDS (Cost $807,971)		813,447
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,042,931)		11,704,647
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,694)
NET ASSETS - 100%		$ 11,702,953
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 1,247,615	$ 267,397	$ 116,721	$ 202	$ 1,327,715
VIP Emerging Markets Portfolio Initial Class	807,918	105,437	87,467	529	849,051
VIP Equity-Income Portfolio Initial Class	1,312,510	312,968	115,165	1,095	1,400,631
VIP Growth & Income Portfolio Initial Class	1,497,298	298,969	139,664	512	1,592,572
VIP Growth Portfolio Initial Class	1,276,213	189,458	133,110	-	1,353,565
VIP High Income Portfolio Initial Class	426,466	62,532	50,470	1,077	451,173
VIP Investment Grade Bond Portfolio Initial Class	343,805	51,148	37,702	295	362,274
VIP Mid Cap Portfolio Initial Class	363,275	83,604	33,957	-	390,056
VIP Overseas Portfolio Initial Class	2,291,444	331,290	294,110	-	2,447,951
VIP Value Portfolio Initial Class	962,734	191,919	93,587	121	1,027,254
VIP Value Strategies Portfolio Initial Class	469,968	57,244	45,712	-	502,405
Total	$ 10,999,246	$ 1,951,966	$ 1,147,665	$ 3,831	$ 11,704,647
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $11,096,968. Net unrealized appreciation aggregated $607,679, of which $799,128 related to appreciated investment securities and $191,449 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

March 31, 2015

1.830282.109

VIPFINC-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	29,252	$ 1,028,492
VIP Equity-Income Portfolio Initial Class (b)	48,565	1,080,078
VIP Growth & Income Portfolio Initial Class (b)	61,952	1,231,611
VIP Growth Portfolio Initial Class (b)	16,321	1,051,061
VIP Mid Cap Portfolio Initial Class (b)	8,547	299,843
VIP Value Portfolio Initial Class (b)	51,369	793,132
VIP Value Strategies Portfolio Initial Class (b)	24,410	386,894
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,783,481)		5,871,111
International Equity Funds - 7.8%

VIP Emerging Markets Portfolio Initial Class (b)	84,482	789,908
VIP Overseas Portfolio Initial Class (b)	88,318	1,734,573
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,157,640)		2,524,481
Bond Funds - 48.5%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	212,292	$ 1,205,818
VIP Investment Grade Bond Portfolio Initial Class (b)	1,110,915	14,408,560
TOTAL BOND FUNDS (Cost $15,251,425)		15,614,378
Short-Term Funds - 25.5%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $8,231,161)	8,231,161	8,231,161
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,423,707)		32,241,131
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,544)
NET ASSETS - 100%		$ 32,238,587
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 1,025,009	$ 215,600	$ 156,364	$ 162	$ 1,028,492
VIP Emerging Markets Portfolio Initial Class	807,469	94,320	132,749	498	789,908
VIP Equity-Income Portfolio Initial Class	1,077,800	229,799	141,202	878	1,080,078
VIP Growth & Income Portfolio Initial Class	1,227,153	238,113	184,542	412	1,231,611
VIP Growth Portfolio Initial Class	1,046,244	159,325	171,560	-	1,051,061
VIP High Income Portfolio Initial Class	1,216,775	85,130	129,495	2,911	1,205,818
VIP Investment Grade Bond Portfolio Initial Class	14,539,867	1,312,186	1,635,885	11,822	14,408,560
VIP Mid Cap Portfolio Initial Class	299,455	65,928	47,115	-	299,843
VIP Money Market Portfolio Initial Class	8,303,172	755,067	827,078	388	8,231,161
VIP Overseas Portfolio Initial Class	1,720,288	211,782	281,945	-	1,734,573
VIP Value Portfolio Initial Class	791,331	143,281	114,474	97	793,132
VIP Value Strategies Portfolio Initial Class	386,476	44,929	61,501	-	386,894
Total	$ 32,441,039	$ 3,555,460	$ 3,883,910	$ 17,168	$ 32,241,131
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $30,578,554. Net unrealized appreciation aggregated $1,662,577, of which $1,833,963 related to appreciated investment securities and $171,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

March 31, 2015

1.830289.109

VIPFLI-I-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 20.4%
	Shares	Value
Domestic Equity Funds - 20.4%
VIP Contrafund Portfolio Investor Class (b)	15,027	$ 526,085
VIP Equity-Income Portfolio Investor Class (b)	24,876	550,762
VIP Growth & Income Portfolio Investor Class (b)	31,424	622,502
VIP Growth Portfolio Investor Class (b)	8,391	538,723
VIP Mid Cap Portfolio Investor Class (b)	4,575	159,711
VIP Value Portfolio Investor Class (b)	26,590	410,018
VIP Value Strategies Portfolio Investor Class (b)	12,866	202,901
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,456,737)		3,010,702
International Equity Funds - 7.5%

Developed International Equity Funds - 5.9%
VIP Overseas Portfolio Investor Class R (b)	44,787	876,486
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Investor Class R (b)	24,341	226,614
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,105,999)		1,103,100
Bond Funds - 57.2%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (b)	129,063	$ 730,495
Investment Grade Bond Funds - 52.2%
VIP Investment Grade Bond Portfolio Investor Class (b)	596,698	7,715,310
TOTAL BOND FUNDS (Cost $8,386,598)		8,445,805
Short-Term Funds - 14.9%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $2,210,721)	2,210,721	2,210,721
TOTAL INVESTMENT PORTFOLIO) - 100.0% (Cost $14,160,055)		14,770,328
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 14,770,327
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 561,906	$ 53,388	$ 58,584	$ 73	$ 526,085
VIP Emerging Markets Portfolio Investor Class R	233,947	146	13,723	146	226,614
VIP Equity-Income Portfolio Investor Class	589,502	58,373	49,460	449	550,762
VIP Growth & Income Portfolio Investor Class	669,453	45,549	64,850	190	622,502
VIP Growth Portfolio Investor Class	568,440	23,051	61,449	-	538,723
VIP High Income Portfolio Investor Class	719,165	14,443	24,068	1,826	730,495
VIP Investment Grade Bond Portfolio Investor Class	7,431,462	367,067	190,965	6,251	7,715,310
VIP Mid Cap Portfolio Investor Class	170,238	18,408	18,599	-	159,711
VIP Money Market Portfolio Investor Class	2,163,032	84,152	36,463	53	2,210,721
VIP Overseas Portfolio Investor Class R	900,247	7,501	75,202	-	876,486
VIP Value Portfolio Investor Class	438,731	30,826	44,332	52	410,018
VIP Value Strategies Portfolio Investor Class	217,247	655	23,674	-	202,901
Total	$ 14,663,370	$ 703,559	$ 661,369	$ 9,040	$ 14,770,328
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $14,204,612. Net unrealized appreciation aggregated $565,716, of which $820,430 related to appreciated investment securities and $254,714 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

March 31, 2015

1.830295.109

VIPFLI-II-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.9%
	Shares	Value
Domestic Equity Funds - 32.9%
VIP Contrafund Portfolio Investor Class (b)	49,511	$ 1,733,396
VIP Equity-Income Portfolio Investor Class (b)	82,304	1,822,205
VIP Growth & Income Portfolio Investor Class (b)	104,351	2,067,196
VIP Growth Portfolio Investor Class (b)	27,590	1,771,298
VIP Mid Cap Portfolio Investor Class (b)	14,967	522,508
VIP Value Portfolio Investor Class (b)	87,399	1,347,689
VIP Value Strategies Portfolio Investor Class (b)	42,340	667,699
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,540,806)		9,931,991
International Equity Funds - 12.0%

Developed International Equity Funds - 9.6%
VIP Overseas Portfolio Investor Class R (b)	148,451	2,905,176
Emerging Markets Equity Funds - 2.4%
VIP Emerging Markets Portfolio Investor Class R (b)	78,331	729,260
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,672,689)		3,634,436
Bond Funds - 45.1%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (b)	266,648	$ 1,509,229
Investment Grade Bond Funds - 40.1%
VIP Investment Grade Bond Portfolio Investor Class (b)	934,343	12,081,059
TOTAL BOND FUNDS (Cost $13,492,065)		13,590,288
Short-Term Funds - 10.0%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $3,003,228)	3,003,228	3,003,228
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $28,708,788)		30,159,943
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$ 30,159,945
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,737,205	$ 146,714	$ 52,235	$ 232	$ 1,733,396
VIP Emerging Markets Portfolio Investor Class R	733,722	470	23,876	470	729,260
VIP Equity-Income Portfolio Investor Class	1,828,256	168,095	21,925	1,429	1,822,205
VIP Growth & Income Portfolio Investor Class	2,087,777	125,136	57,247	606	2,067,196
VIP Growth Portfolio Investor Class	1,752,802	55,219	63,865	-	1,771,298
VIP High Income Portfolio Investor Class	1,482,419	3,724	19,595	3,724	1,509,229
VIP Investment Grade Bond Portfolio Investor Class	11,646,708	508,812	241,934	9,983	12,081,059
VIP Mid Cap Portfolio Investor Class	509,713	59,310	13,609	-	522,508
VIP Money Market Portfolio Investor Class	2,881,189	122,039	-	71	3,003,228
VIP Overseas Portfolio Investor Class R	2,859,019	24,553	118,762	-	2,905,176
VIP Value Portfolio Investor Class	1,351,302	91,021	46,314	166	1,347,689
VIP Value Strategies Portfolio Investor Class	660,889	429	21,371	-	667,699
Total	$ 29,531,001	$ 1,305,522	$ 680,733	$ 16,681	$ 30,159,943
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $28,851,741. Net unrealized appreciation aggregated $1,308,202, of which $1,985,624 related to appreciated investment securities and $677,422 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

March 31, 2015

1.830300.109

VIPFLI-III-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.6%
	Shares	Value
Domestic Equity Funds - 48.6%
VIP Contrafund Portfolio Investor Class (b)	45,369	$ 1,588,364
VIP Equity-Income Portfolio Investor Class (b)	75,457	1,670,622
VIP Growth & Income Portfolio Investor Class (b)	95,574	1,893,319
VIP Growth Portfolio Investor Class (b)	25,316	1,625,292
VIP Mid Cap Portfolio Investor Class (b)	13,456	469,759
VIP Value Portfolio Investor Class (b)	79,968	1,233,107
VIP Value Strategies Portfolio Investor Class (b)	38,356	604,878
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,011,540)		9,085,341
International Equity Funds - 17.9%

Developed International Equity Funds - 14.3%
VIP Overseas Portfolio Investor Class R (b)	136,328	2,667,937
Emerging Markets Equity Funds - 3.6%
VIP Emerging Markets Portfolio Investor Class R (b)	72,260	672,738
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,279,681)		3,340,675
Bond Funds - 32.7%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class (b)	244,364	$ 1,383,102
Investment Grade Bond Funds - 25.3%
VIP Investment Grade Bond Portfolio Investor Class (b)	365,134	4,721,185
TOTAL BOND FUNDS (Cost $6,095,545)		6,104,287
Short-Term Funds - 0.8%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $145,395)	145,395	145,395
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $17,532,161)		18,675,698
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 18,675,697
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,481,925	$ 218,439	$ 26,511	$ 205	$ 1,588,364
VIP Emerging Markets Portfolio Investor Class R	603,193	51,994	-	429	672,738
VIP Equity-Income Portfolio Investor Class	1,550,495	258,017	3,906	1,266	1,670,622
VIP Growth & Income Portfolio Investor Class	1,768,877	209,936	7,766	540	1,893,319
VIP Growth Portfolio Investor Class	1,513,732	134,200	48,911	-	1,625,292
VIP High Income Portfolio Investor Class	1,252,811	92,135	-	3,374	1,383,102
VIP Investment Grade Bond Portfolio Investor Class	4,220,337	517,228	77,501	3,863	4,721,185
VIP Mid Cap Portfolio Investor Class	435,530	69,723	7,318	-	469,759
VIP Money Market Portfolio Investor Class	112,642	32,753	-	3	145,395
VIP Overseas Portfolio Investor Class R	2,386,447	195,272	44,103	-	2,667,937
VIP Value Portfolio Investor Class	1,149,317	137,769	12,061	147	1,233,107
VIP Value Strategies Portfolio Investor Class	561,688	18,554	292	-	604,878
Total	$ 17,036,994	$ 1,936,020	$ 228,369	$ 9,827	$ 18,675,698
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $17,642,187. Net unrealized appreciation aggregated $1,033,511, of which $1,515,740 related to appreciated investment securities and $482,229 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 20% Portfolio

March 31, 2015

1.847118.108

VF20-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 27.0%
	Shares	Value
Domestic Equity Funds - 16.3%
Fidelity Air Transportation Portfolio (c)	7,581	$ 555,358
Fidelity Banking Portfolio (c)	100,932	2,656,538
Fidelity Blue Chip Growth Fund (c)	12,662	913,689
Fidelity Blue Chip Value Fund (c)	67,095	1,121,155
Fidelity Brokerage and Investment Management Portfolio (c)	24,553	1,830,666
Fidelity Chemicals Portfolio (c)	21,236	3,128,882
Fidelity Communications Equipment Portfolio (c)	38,965	1,233,617
Fidelity Computers Portfolio (c)	58,316	4,613,347
Fidelity Construction and Housing Portfolio (c)	70,250	4,276,140
Fidelity Consumer Discretionary Portfolio (c)	356,201	12,488,410
Fidelity Consumer Staples Portfolio (c)	90,220	8,965,157
Fidelity Contrafund (c)	282	28,507
Fidelity Defense and Aerospace Portfolio (c)	5,258	680,285
Fidelity Dividend Growth Fund (c)	645	21,794
Fidelity Electronics Portfolio (c)	43,924	3,849,103
Fidelity Energy Portfolio (c)	99,468	4,508,881
Fidelity Energy Service Portfolio (c)	30,606	1,620,299
Fidelity Financial Services Portfolio (c)	160,831	14,288,211
Fidelity Global Commodity Stock Fund (c)	3,863	46,469
Fidelity Gold Portfolio (a)(c)	6,965	113,258
Fidelity Health Care Portfolio (c)	75,568	18,387,256
Fidelity Industrials Portfolio (c)	254,977	8,240,858
Fidelity Insurance Portfolio (c)	60,459	4,055,602
Fidelity IT Services Portfolio (c)	51,937	2,019,848
Fidelity Large Cap Stock Fund (c)	9,788	279,453
Fidelity Leisure Portfolio (c)	1,663	232,109
Fidelity Medical Delivery Portfolio (c)	6,057	547,099
Fidelity Medical Equipment and Systems Portfolio (c)	23,503	1,010,617
Fidelity Mid Cap Value Fund (c)	20,716	519,363
Fidelity Natural Gas Portfolio (c)	152	4,726
Fidelity OTC Portfolio (c)	24,207	2,018,849
Fidelity Real Estate Investment Portfolio (c)	128,778	5,494,939
Fidelity Retailing Portfolio (c)	23,554	2,243,504
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	6,667
Fidelity Software and Computer Services Portfolio (c)	5,115	599,236
Fidelity Stock Selector Large Cap Value Fund (c)	30,156	519,279
Fidelity Technology Portfolio (c)	81,624	9,836,542
Fidelity Transportation Portfolio (c)	16,374	1,492,814
Fidelity Utilities Portfolio (c)	24,207	1,767,337
Spartan Extended Market Index Fund Investor Class (c)	306	17,761
TOTAL DOMESTIC EQUITY FUNDS		126,233,625

	Shares	Value
International Equity Funds - 10.7%
Fidelity China Region Fund (c)	69,986	$ 2,283,637
Fidelity Diversified International Fund (c)	825,041	30,229,511
Fidelity Emerging Asia Fund (c)	126,639	4,350,040
Fidelity Emerging Markets Fund (c)	294,560	7,361,050
Fidelity Europe Fund (c)	117,532	4,361,595
Fidelity International Capital Appreciation Fund (c)	167,507	2,852,646
Fidelity International Discovery Fund (c)	101,140	4,070,883
Fidelity International Real Estate Fund (c)	1,148	12,296
Fidelity Japan Fund (c)	54,984	658,709
Fidelity Japan Smaller Companies Fund (c)	57,024	762,407
Fidelity Overseas Fund (c)	377,670	15,435,376
Fidelity Pacific Basin Fund (c)	50,754	1,429,741
Spartan International Index Fund Investor Class (c)	236,525	9,271,767
TOTAL INTERNATIONAL EQUITY FUNDS		83,079,658
TOTAL EQUITY FUNDS (Cost $177,653,104)		209,313,283
Fixed-Income Funds - 45.8%

Fixed-Income Funds - 45.8%
Fidelity Floating Rate High Income Fund (c)	437,670	4,254,155
Fidelity Focused High Income Fund (c)	36,913	320,777
Fidelity High Income Fund (c)	39,652	356,077
Fidelity New Markets Income Fund (c)	253,545	3,848,812
Fidelity Real Estate Income Fund (c)	216,300	2,586,945
Spartan Long-Term Treasury Bond Index Fund Investor Class (c)	1,348,173	18,537,379
Spartan U.S. Bond Index Fund Investor Class (c)	27,416,140	324,881,260
TOTAL FIXED-INCOME FUNDS (Cost $338,448,348)		354,785,405
Money Market Funds - 27.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I 0.10% (b)(c)	13,211,748	$ 13,211,748
Fidelity Institutional Prime Money Market Portfolio Class I 0.03% (b)(c)	164,583,137	164,583,137
Fidelity Select Money Market Portfolio 0.01% (b)(c)	32,977,584	32,977,584
TOTAL MONEY MARKET FUNDS (Cost $210,772,469)		210,772,469
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $726,873,921)		774,871,157
NET OTHER ASSETS (LIABILITIES) - 0.0%		(129,001)
NET ASSETS - 100%		$ 774,742,156
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 722,218	$ -	$ 153,792	$ -	$ 555,358
Fidelity Banking Portfolio	4,617,977	-	1,871,757	-	2,656,538
Fidelity Biotechnology Portfolio	30,278	-	36,525	-	-
Fidelity Blue Chip Growth Fund	4,643,143	111,508	4,004,665	-	913,689
Fidelity Blue Chip Value Fund	1,002,736	93,385	-	-	1,121,155
Fidelity Brokerage and Investment Management Portfolio	2,551,526	-	691,453	-	1,830,666
Fidelity Canada Fund	26,393	-	25,515	-	-
Fidelity Chemicals Portfolio	3,553,417	-	453,791	-	3,128,882
Fidelity China Region Fund	535,940	1,671,984	-	-	2,283,637
Fidelity Communications Equipment Portfolio	1,240,631	-	-	-	1,233,617
Fidelity Computers Portfolio	4,400,604	994,126	555,769	-	4,613,347
Fidelity Construction and Housing Portfolio	3,176,717	764,169	-	-	4,276,140
Fidelity Consumer Discretionary Portfolio	11,793,649	190,241	-	-	12,488,410
Fidelity Consumer Finance Portfolio	726,495	-	721,124	-	-
Fidelity Consumer Staples Portfolio	12,347,828	224,165	3,857,072	-	8,965,157
Fidelity Contrafund	27,397	266	-	-	28,507
Fidelity Defense and Aerospace Portfolio	-	685,393	-	-	680,285
Fidelity Diversified International Fund	6,524,341	23,175,746	129,939	-	30,229,511
Fidelity Dividend Growth Fund	21,542	-	-	-	21,794
Fidelity Electronics Portfolio	3,568,545	156,669	-	-	3,849,103
Fidelity Emerging Asia Fund	3,252,827	919,620	-	-	4,350,040
Fidelity Emerging Markets Fund	7,506,396	-	348,669	-	7,361,050
Fidelity Energy Portfolio	5,224,198	92,277	833,782	-	4,508,881
Fidelity Energy Service Portfolio	1,558,936	153,206	-	-	1,620,299
Fidelity Equity Dividend Income Fund	19,926	63	20,288	-	-
Fidelity Europe Fund	3,220,679	969,855	-	-	4,361,595
Fidelity Financial Services Portfolio	11,591,469	2,925,258	211,222	-	14,288,211
Fidelity Floating Rate High Income Fund	4,655,051	40,687	485,290	40,681	4,254,155
Fidelity Focused High Income Fund	312,169	3,491	-	3,491	320,777
Fidelity Fund	34,121	-	35,689	-	-
Fidelity Global Commodity Stock Fund	48,092	-	-	-	46,469
Fidelity Gold Portfolio	114,512	-	-	-	113,258
Fidelity Growth & Income Portfolio	3,436	-	3,517	-	-
Fidelity Health Care Portfolio	18,500,783	193,263	2,458,567	-	18,387,256
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity High Income Fund	$ 348,223	$ 4,720	$ -	$ 4,720	$ 356,077
Fidelity Industrials Portfolio	8,110,539	104,699	104,988	-	8,240,858
Fidelity Institutional Money Market Portfolio Class I	13,209,159	2,589	-	2,589	13,211,748
Fidelity Institutional Prime Money Market Portfolio Class I	143,215,804	29,264,744	7,897,412	7,614	164,583,137
Fidelity Insurance Portfolio	4,585,934	-	500,000	-	4,055,602
Fidelity International Capital Appreciation Fund	4,624,124	-	2,000,000	-	2,852,646
Fidelity International Discovery Fund	4,610,578	28,709	841,863	-	4,070,883
Fidelity International Real Estate Fund	11,630	-	-	-	12,296
Fidelity International Value Fund	1,090,843	-	1,126,355	-	-
Fidelity IT Services Portfolio	266,995	1,618,396	-	-	2,019,848
Fidelity Japan Fund	36,962	621,710	-	-	658,709
Fidelity Japan Smaller Companies Fund	701,962	-	-	-	762,407
Fidelity Large Cap Stock Fund	1,001,217	-	708,204	-	279,453
Fidelity Leisure Portfolio	653,398	-	453,792	-	232,109
Fidelity Leveraged Company Stock Fund	8,995	-	9,373	-	-
Fidelity Magellan Fund	43,256	-	44,939	-	-
Fidelity Medical Delivery Portfolio	432,954	65,190	-	-	547,099
Fidelity Medical Equipment and Systems Portfolio	858,076	55,085	-	-	1,010,617
Fidelity Mega Cap Stock Fund	2,778,809	-	2,757,088	-	-
Fidelity Mid Cap Value Fund	1,266,383	75,536	853,792	119	519,363
Fidelity Natural Gas Portfolio	4,913	-	-	-	4,726
Fidelity New Markets Income Fund	4,163,222	49,961	340,919	49,954	3,848,812
Fidelity OTC Portfolio	1,879,159	49,988	-	-	2,018,849
Fidelity Overseas Fund	10,381,988	4,305,945	-	-	15,435,376
Fidelity Pacific Basin Fund	1,323,157	-	-	-	1,429,741
Fidelity Pharmaceuticals Portfolio	251,916	-	267,352	-	-
Fidelity Real Estate Income Fund	2,521,641	2,593	-	2,593	2,586,945
Fidelity Real Estate Investment Portfolio	2,958,944	2,468,562	-	-	5,494,939
Fidelity Retailing Portfolio	2,015,796	107,486	-	-	2,243,504
Fidelity Select Money Market Portfolio	32,976,771	813	-	813	32,977,584
Fidelity Series Commodity Strategy Fund	7,114	-	-	-	6,667
Fidelity Small Cap Discovery Fund	206,688	-	210,328	-	-
Fidelity Small Cap Growth Fund	-	-	-	-	-
Fidelity Small Cap Stock Fund	12,820	-	13,230	-	-
Fidelity Small Cap Value Fund	180,036	-	183,174	-	-
Fidelity Software and Computer Services Portfolio	1,091,688	-	500,000	-	599,236
Fidelity Stock Selector Large Cap Value Fund	5,919,753	25,951	5,491,363	97	519,279
Fidelity Technology Portfolio	14,324,700	-	5,017,349	-	9,836,542
Fidelity Telecommunications Portfolio	667,602	-	698,179	-	-
Fidelity Transportation Portfolio	1,885,324	-	300,000	-	1,492,814
Fidelity Utilities Portfolio	2,178,020	142,435	488,953	-	1,767,337
Spartan Extended Market Index Fund Investor Class	16,866	-	-	-	17,761
Spartan International Index Fund Investor Class	8,774,771	28,709	-	-	9,271,767
Spartan Long-Term Treasury Bond Index Fund Investor Class	4,248,533	14,315,182	176,390	67,572	18,537,379
Spartan U.S. Bond Index Fund Investor Class	358,803,414	4,525,345	41,592,712	2,090,848	324,881,260
Total	$ 762,204,649	$ 91,229,720	$ 89,476,181	$ 2,271,091	$ 774,871,157
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $727,260,477. Net unrealized appreciation aggregated $47,610,680, of which $50,062,978 related to appreciated investment securities and $2,452,298 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 50% Portfolio

March 31, 2015

1.847119.108

VF50-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.1%
	Shares	Value
Domestic Equity Funds - 37.2%
Fidelity Air Transportation Portfolio (c)	135,838	$ 9,951,459
Fidelity Automotive Portfolio (c)	279,702	13,638,293
Fidelity Banking Portfolio (c)	2,140,392	56,335,111
Fidelity Blue Chip Growth Fund (c)	946,117	68,271,783
Fidelity Blue Chip Value Fund (c)	985,439	16,466,683
Fidelity Brokerage and Investment Management Portfolio (c)	855,602	63,793,698
Fidelity Chemicals Portfolio (c)	272,129	40,095,532
Fidelity Communications Equipment Portfolio (c)	346,946	10,984,310
Fidelity Computers Portfolio (c)	1,048,525	82,948,808
Fidelity Construction and Housing Portfolio (c)	586,358	35,691,624
Fidelity Consumer Discretionary Portfolio (c)	4,640,449	162,694,142
Fidelity Consumer Finance Portfolio (c)	359,174	5,121,828
Fidelity Consumer Staples Portfolio (c)	1,482,341	147,300,224
Fidelity Defense and Aerospace Portfolio (c)	24,932	3,225,979
Fidelity Dividend Growth Fund (c)	5,187	175,381
Fidelity Electronics Portfolio (c)	584,350	51,206,601
Fidelity Energy Portfolio (c)	1,307,928	59,288,391
Fidelity Energy Service Portfolio (c)	530,747	28,097,764
Fidelity Financial Services Portfolio (c)	1,926,333	171,135,393
Fidelity Global Commodity Stock Fund (c)	4,693	56,454
Fidelity Gold Portfolio (a)(c)	5,877	95,562
Fidelity Growth Company Fund (c)	1,456	201,023
Fidelity Health Care Portfolio (c)	952,870	231,852,259
Fidelity Industrial Equipment Portfolio (c)	536,471	20,643,414
Fidelity Industrials Portfolio (c)	2,848,332	92,058,099
Fidelity Insurance Portfolio (c)	512,316	34,366,138
Fidelity IT Services Portfolio (c)	231,619	9,007,651
Fidelity Large Cap Stock Fund (c)	1,511,860	43,163,595
Fidelity Leisure Portfolio (c)	20,304	2,834,297
Fidelity Magellan Fund (c)	139	13,186
Fidelity Medical Delivery Portfolio (c)	191,533	17,299,235
Fidelity Medical Equipment and Systems Portfolio (c)	252,706	10,866,349
Fidelity Mega Cap Stock Fund (c)	3,644,798	59,956,922
Fidelity Mid Cap Value Fund (c)	1,454,702	36,469,367
Fidelity Multimedia Portfolio (c)	297,934	24,490,191
Fidelity Nasdaq Composite Index Fund (c)	10,691	691,186
Fidelity Natural Gas Portfolio (c)	63,744	1,984,977
Fidelity OTC Portfolio (c)	408,087	34,034,444
Fidelity Pharmaceuticals Portfolio (c)	1,436,880	34,010,943
Fidelity Real Estate Investment Portfolio (c)	927,205	39,563,818
Fidelity Retailing Portfolio (c)	254,337	24,225,581
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	6,667
Fidelity Small Cap Growth Fund (c)	5,423	108,566
Fidelity Small Cap Stock Fund (c)	10,570	212,663
Fidelity Small Cap Value Fund (c)	11,019	213,100

	Shares	Value
Fidelity Software and Computer Services Portfolio (c)	170,131	$ 19,930,862
Fidelity Stock Selector Large Cap Value Fund (c)	4,116,158	70,880,241
Fidelity Technology Portfolio (c)	1,219,408	146,950,888
Fidelity Transportation Portfolio (c)	272,578	24,850,904
Fidelity Utilities Portfolio (c)	236,717	17,282,704
Fidelity Value Discovery Fund (c)	1,406,283	35,086,767
Spartan 500 Index Fund Investor Class (c)	3,022	222,191
TOTAL DOMESTIC EQUITY FUNDS		2,060,053,248
International Equity Funds - 19.9%
Fidelity China Region Fund (c)	399,645	13,040,403
Fidelity Diversified International Fund (c)	11,380,107	416,967,106
Fidelity Emerging Asia Fund (c)	1,105,429	37,971,493
Fidelity Emerging Markets Fund (c)	2,037,233	50,910,452
Fidelity Europe Fund (c)	2,565,791	95,216,486
Fidelity International Capital Appreciation Fund (c)	1,361,357	23,183,905
Fidelity International Discovery Fund (c)	3,214,543	129,385,358
Fidelity International Growth Fund (c)	491,701	5,654,565
Fidelity International Real Estate Fund (c)	15,369	164,600
Fidelity International Small Cap Opportunities Fund (c)	1,151,235	16,819,543
Fidelity International Value Fund (c)	1,151,356	9,728,957
Fidelity Japan Fund (c)	1,175,657	14,084,367
Fidelity Japan Smaller Companies Fund (c)	944,000	12,621,274
Fidelity Nordic Fund (a)(c)	371,784	16,589,016
Fidelity Overseas Fund (c)	3,096,338	126,547,325
Fidelity Pacific Basin Fund (c)	363,369	10,236,114
Spartan International Index Fund Investor Class (c)	3,179,240	124,626,224
TOTAL INTERNATIONAL EQUITY FUNDS		1,103,747,188
TOTAL EQUITY FUNDS (Cost $2,800,167,120)		3,163,800,436
Fixed-Income Funds - 36.0%

Fixed-Income Funds - 36.0%
Fidelity Floating Rate High Income Fund (c)	3,410,718	33,152,181
Fidelity Focused High Income Fund (c)	56,258	488,880
Fidelity High Income Fund (c)	571,466	5,131,766
Fidelity New Markets Income Fund (c)	2,022,205	30,697,070
Fidelity Real Estate Income Fund (c)	1,380,895	16,515,510
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Spartan Long-Term Treasury Bond Index Fund Investor Class (c)	8,312,129	$ 114,291,781
Spartan U.S. Bond Index Fund Investor Class (c)	151,598,078	1,796,437,229
TOTAL FIXED-INCOME FUNDS (Cost $1,950,031,321)		1,996,714,417
Money Market Funds - 6.9%

Fidelity Institutional Prime Money Market Portfolio Class I 0.03% (b)(c)	369,128,315	369,128,315
Fidelity Select Money Market Portfolio 0.01% (b)(c)	10,216,940	10,216,940
TOTAL MONEY MARKET FUNDS (Cost $379,345,255)		379,345,255
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,129,543,696)		5,539,860,108
NET OTHER ASSETS (LIABILITIES) - 0.0%		(921,270)
NET ASSETS - 100%		$ 5,538,938,838
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 14,033,803	$ -	$ 3,800,000	$ -	$ 9,951,459
Fidelity Automotive Portfolio	13,663,848	-	809,820	-	13,638,293
Fidelity Banking Portfolio	58,443,279	-	865,141	-	56,335,111
Fidelity Biotechnology Portfolio	82,496	-	99,515	-	-
Fidelity Blue Chip Growth Fund	78,911,099	2,567,502	16,666,104	-	68,271,783
Fidelity Blue Chip Value Fund	14,525,539	1,576,634	-	-	16,466,683
Fidelity Brokerage and Investment Management Portfolio	64,640,744	-	-	-	63,793,698
Fidelity Canada Fund	159,869	-	154,550	-	-
Fidelity Chemicals Portfolio	46,192,682	628,963	7,000,000	-	40,095,532
Fidelity China Region Fund	1,563,244	11,096,459	-	-	13,040,403
Fidelity Communications Equipment Portfolio	12,253,053	-	1,200,000	-	10,984,310
Fidelity Computers Portfolio	89,364,757	5,098,606	7,501,746	-	82,948,808
Fidelity Construction and Housing Portfolio	30,118,536	2,880,547	-	-	35,691,624
Fidelity Consumer Discretionary Portfolio	147,770,012	8,335,168	-	-	162,694,142
Fidelity Consumer Finance Portfolio	6,618,628	-	1,550,000	-	5,121,828
Fidelity Consumer Staples Portfolio	170,760,736	6,291,021	33,026,865	-	147,300,224
Fidelity Defense and Aerospace Portfolio	-	3,222,937	-	-	3,225,979
Fidelity Diversified International Fund	243,174,845	154,585,785	29,662	-	416,967,106
Fidelity Dividend Growth Fund	173,358	-	-	-	175,381
Fidelity Electronics Portfolio	43,560,401	6,023,741	-	-	51,206,601
Fidelity Emerging Asia Fund	34,128,365	2,026,600	-	-	37,971,493
Fidelity Emerging Markets Fund	49,977,814	-	455,665	-	50,910,452
Fidelity Energy Portfolio	56,470,073	2,356,323	188,887	-	59,288,391
Fidelity Energy Service Portfolio	25,298,308	4,403,356	111,142	-	28,097,764
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Equity Dividend Income Fund	$ 14,973	$ 47	$ 15,245	$ -	$ -
Fidelity Europe Fund	86,588,307	4,154,205	-	-	95,216,486
Fidelity Financial Services Portfolio	164,157,468	7,306,746	229,244	-	171,135,393
Fidelity Floating Rate High Income Fund	32,985,781	311,010	483,451	311,019	33,152,181
Fidelity Focused High Income Fund	475,761	5,320	-	5,321	488,880
Fidelity Global Commodity Stock Fund	58,425	-	-	-	56,454
Fidelity Gold Portfolio	96,620	-	-	-	95,562
Fidelity Growth & Income Portfolio	410,936	-	420,594	-	-
Fidelity Growth Company Fund	191,703	304	-	-	201,023
Fidelity Health Care Portfolio	212,656,686	8,856,173	15,507,199	-	231,852,259
Fidelity High Income Fund	5,018,573	68,029	-	68,032	5,131,766
Fidelity Industrial Equipment Portfolio	20,318,885	-	146,420	-	20,643,414
Fidelity Industrials Portfolio	86,134,465	4,498,714	-	-	92,058,099
Fidelity Institutional Prime Money Market Portfolio Class	283,685,008	121,602,350	36,159,044	15,221	369,128,315
Fidelity Insurance Portfolio	34,576,188	-	-	-	34,366,138
Fidelity International Capital Appreciation Fund	24,188,068	-	2,000,000	-	23,183,905
Fidelity International Discovery Fund	121,990,274	605,189	517,448	-	129,385,358
Fidelity International Growth Fund	5,310,374	-	-	-	5,654,565
Fidelity International Real Estate Fund	155,686	-	-	-	164,600
Fidelity International Small Cap Opportunities Fund	19,885,917	-	4,149,858	-	16,819,543
Fidelity International Value Fund	9,647,238	-	400,000	-	9,728,957
Fidelity IT Services Portfolio	329,674	8,296,951	-	-	9,007,651
Fidelity Japan Fund	1,995,876	12,097,774	-	-	14,084,367
Fidelity Japan Smaller Companies Fund	11,620,635	-	-	-	12,621,274
Fidelity Large Cap Stock Fund	74,766,544	444,224	32,352,299	-	43,163,595
Fidelity Latin America Fund	16,892	-	16,523	-	-
Fidelity Leisure Portfolio	2,691,760	-	-	-	2,834,297
Fidelity Leveraged Company Stock Fund	35,357	-	36,839	-	-
Fidelity Low-Priced Stock Fund	56,651	-	58,240	-	-
Fidelity Magellan Fund	12,823	-	-	-	13,186
Fidelity Medical Delivery Portfolio	13,871,130	1,865,801	-	-	17,299,235
Fidelity Medical Equipment and Systems Portfolio	7,281,737	2,564,725	-	-	10,866,349
Fidelity Mega Cap Stock Fund	69,191,067	-	9,000,000	-	59,956,922
Fidelity Mid Cap Value Fund	38,929,241	9,190,446	12,800,000	7,044	36,469,367
Fidelity Mid-Cap Stock Fund	-	-	-	-	-
Fidelity Multimedia Portfolio	28,241,741	-	4,189,743	-	24,490,191
Fidelity Nasdaq Composite Index Fund	666,382	-	-	-	691,186
Fidelity Natural Gas Portfolio	7,534,067	-	5,124,225	-	1,984,977
Fidelity New Markets Income Fund	30,832,217	389,166	361,776	391,447	30,697,070
Fidelity Nordic Fund	15,834,294	-	-	-	16,589,016
Fidelity OTC Portfolio	30,615,644	1,969,106	-	-	34,034,444
Fidelity Overseas Fund	55,283,244	67,294,819	-	-	126,547,325
Fidelity Pacific Basin Fund	9,473,038	-	-	-	10,236,114
Fidelity Pharmaceuticals Portfolio	35,366,779	-	5,000,000	-	34,010,943
Fidelity Real Estate Income Fund	16,098,595	16,554	-	16,554	16,515,510
Fidelity Real Estate Investment Portfolio	23,039,479	15,863,968	-	-	39,563,818
Fidelity Retailing Portfolio	18,653,269	4,399,465	-	-	24,225,581
Fidelity Select Money Market Portfolio 0.01%	10,216,688	252	-	252	10,216,940
Fidelity Series Commodity Strategy Fund	7,114	-	-	-	6,667
Fidelity Small Cap Discovery Fund	1,045,800	-	1,061,440	-	-
Fidelity Small Cap Growth Fund	99,836	-	-	-	108,566
Fidelity Small Cap Stock Fund	198,606	-	-	-	212,663
Fidelity Small Cap Value Fund	208,583	-	-	-	213,100
Fidelity Software and Computer Services Portfolio	39,346,810	-	19,000,000	-	19,930,862
Fidelity Stock Selector Large Cap Value Fund	76,688,321	3,140,310	9,294,051	12,700	70,880,241
Fidelity Technology Portfolio	150,983,688	973,956	12,500,000	-	146,950,888
Fidelity Telecom and Utilities Fund	245,314	-	242,671	-	-
Fidelity Telecommunications Portfolio	6,830,467	-	7,048,970	-	-
Fidelity Transportation Portfolio	26,227,422	-	-	-	24,850,904
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Utilities Portfolio	$ 30,036,219	$ 1,476,829	$ 13,156,795	$ -	$ 17,282,704
Fidelity Value Discovery Fund	37,825,016	1,258,278	4,500,000	-	35,086,767
Spartan 500 Index Fund Investor Class	220,166	-	-	-	222,191
Spartan International Index Fund Investor Class	118,139,257	187,233	-	-	124,626,224
Spartan Long-Term Treasury Bond Index Fund Investor Class	35,124,499	79,427,409	25,626	542,176	114,291,781
Spartan U.S. Bond Index Fund Investor Class	1,839,149,413	23,723,640	83,505,548	10,925,276	1,796,437,229
Total	$ 5,175,464,180	$ 593,082,635	$ 352,762,346	$ 12,295,042	$ 5,539,860,108
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $5,131,401,509. Net unrealized appreciation aggregated $408,458,599, of which $446,197,500 related to appreciated investment securities and $37,738,901 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 60% Portfolio

March 31, 2015

1.856870.107

VIPFM-60-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 67.0%
	Shares	Value
Domestic Equity Funds - 44.0%
Fidelity Air Transportation Portfolio (c)	225,305	$ 16,505,851
Fidelity Automotive Portfolio (c)	274,567	13,387,905
Fidelity Banking Portfolio (c)	5,573,587	146,696,803
Fidelity Blue Chip Growth Fund (c)	513,579	37,059,832
Fidelity Blue Chip Value Fund (c)	531,341	8,878,710
Fidelity Brokerage and Investment Management Portfolio (c)	685,037	51,076,342
Fidelity Chemicals Portfolio (c)	487,137	71,774,737
Fidelity Communications Equipment Portfolio (c)	544,509	17,239,141
Fidelity Computers Portfolio (c)	1,774,492	140,380,101
Fidelity Construction and Housing Portfolio (c)	1,039,818	63,293,726
Fidelity Consumer Discretionary Portfolio (c)	7,773,192	272,528,102
Fidelity Consumer Finance Portfolio (c)	491,006	7,001,744
Fidelity Consumer Staples Portfolio (c)	2,417,311	240,208,178
Fidelity Contrafund (c)	1,744	176,117
Fidelity Defense and Aerospace Portfolio (c)	30,484	3,944,378
Fidelity Dividend Growth Fund (c)	2,435	82,342
Fidelity Electronics Portfolio (c)	943,482	82,677,337
Fidelity Energy Portfolio (c)	2,226,390	100,922,277
Fidelity Energy Service Portfolio (c)	854,109	45,216,522
Fidelity Financial Services Portfolio (c)	3,373,936	299,740,458
Fidelity Global Commodity Stock Fund (c)	13,998	168,391
Fidelity Gold Portfolio (a)(c)	28,629	465,508
Fidelity Health Care Portfolio (c)	1,593,354	387,694,887
Fidelity Industrial Equipment Portfolio (c)	992,067	38,174,738
Fidelity Industrials Portfolio (c)	4,883,496	157,834,600
Fidelity Insurance Portfolio (c)	956,650	64,172,051
Fidelity IT Services Portfolio (c)	96,145	3,739,091
Fidelity Large Cap Stock Fund (c)	1,682,881	48,046,247
Fidelity Leisure Portfolio (c)	101,759	14,204,585
Fidelity Magellan Fund (c)	692	65,884
Fidelity Medical Delivery Portfolio (c)	68,360	6,174,279
Fidelity Medical Equipment and Systems Portfolio (c)	356,127	15,313,456
Fidelity Mega Cap Stock Fund (c)	1,246,495	20,504,850
Fidelity Mid Cap Value Fund (c)	72,408	1,815,265
Fidelity Multimedia Portfolio (c)	323,970	26,630,338
Fidelity Natural Gas Portfolio (c)	370,776	11,545,971
Fidelity OTC Portfolio (c)	346,600	28,906,452
Fidelity Pharmaceuticals Portfolio (c)	3,457,585	81,841,032
Fidelity Real Estate Investment Portfolio (c)	1,053,909	44,970,288
Fidelity Retailing Portfolio (c)	473,425	45,093,705
Fidelity Series Commodity Strategy Fund (a)(c)	1,149	7,034
Fidelity Small Cap Growth Fund (c)	12,688	254,016
Fidelity Small Cap Value Fund (c)	15,578	301,269
Fidelity Software and Computer Services Portfolio (c)	205,359	24,057,831

	Shares	Value
Fidelity Stock Selector All Cap Fund (c)	5,332	$ 195,052
Fidelity Stock Selector Large Cap Value Fund (c)	1,952,671	33,624,990
Fidelity Technology Portfolio (c)	2,391,142	288,156,573
Fidelity Transportation Portfolio (c)	395,263	36,036,155
Fidelity Utilities Portfolio (c)	546,936	39,931,817
Fidelity Value Discovery Fund (c)	389,729	9,723,732
Spartan 500 Index Fund Investor Class (c)	2,386	175,415
TOTAL DOMESTIC EQUITY FUNDS		3,048,616,105
International Equity Funds - 23.0%
Fidelity China Region Fund (c)	483,135	15,764,707
Fidelity Diversified International Fund (c)	18,915,489	693,063,527
Fidelity Emerging Asia Fund (c)	1,792,565	61,574,619
Fidelity Emerging Markets Fund (c)	1,220,228	30,493,498
Fidelity Europe Fund (c)	1,352,059	50,174,902
Fidelity International Capital Appreciation Fund (c)	4,099,525	69,814,918
Fidelity International Discovery Fund (c)	3,499,279	140,845,978
Fidelity International Growth Fund (c)	1,796,420	20,658,826
Fidelity International Real Estate Fund (c)	19,648	210,432
Fidelity International Small Cap Opportunities Fund (c)	1,699,573	24,830,767
Fidelity International Value Fund (c)	2,374,506	20,064,579
Fidelity Japan Fund (c)	338,057	4,049,924
Fidelity Japan Smaller Companies Fund (c)	1,631,628	21,814,866
Fidelity Nordic Fund (a)(c)	601,993	26,860,937
Fidelity Overseas Fund (c)	5,064,130	206,970,989
Fidelity Pacific Basin Fund (c)	1,619,139	45,611,157
Spartan International Index Fund Investor Class (c)	4,141,134	162,332,465
TOTAL INTERNATIONAL EQUITY FUNDS		1,595,137,091
TOTAL EQUITY FUNDS (Cost $3,630,941,065)		4,643,753,196
Fixed-Income Funds - 31.4%

Fixed-Income Funds - 31.4%
Fidelity Floating Rate High Income Fund (c)	4,349,366	42,275,840
Fidelity Focused High Income Fund (c)	89,907	781,296
Fidelity High Income Fund (c)	867,730	7,792,216
Fidelity New Markets Income Fund (c)	2,256,034	34,246,597
Fidelity Real Estate Income Fund (c)	1,881,307	22,500,431
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Spartan Long-Term Treasury Bond Index Fund Investor Class (c)	9,957,878	$ 136,920,816
Spartan U.S. Bond Index Fund Investor Class (c)	162,823,212	1,929,455,052
TOTAL FIXED-INCOME FUNDS (Cost $2,100,245,856)		2,173,972,248
Money Market Funds - 1.6%

Fidelity Institutional Prime Money Market Portfolio Class I 0.03% (b)(c) (Cost $112,201,154)	112,201,154	112,201,154
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,843,388,075)		6,929,926,598
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,204,967)
NET ASSETS - 100%		$ 6,928,721,631
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 19,342,093	$ -	$ 2,500,000	$ -	$ 16,505,851
Fidelity Automotive Portfolio	15,571,453	-	3,007,312	-	13,387,905
Fidelity Banking Portfolio	151,614,028	-	1,729,010	-	146,696,803
Fidelity Biotechnology Portfolio	489,424	-	590,396	-	-
Fidelity Blue Chip Growth Fund	46,320,409	3,530,807	14,751,384	-	37,059,832
Fidelity Blue Chip Value Fund	7,283,246	1,412,819	-	-	8,878,710
Fidelity Brokerage and Investment Management Portfolio	52,970,970	-	1,175,002	-	51,076,342
Fidelity Canada Fund	141,644	-	136,932	-	-
Fidelity Chemicals Portfolio	81,563,050	1,307,289	11,485,833	-	71,774,737
Fidelity China Region Fund	13,952,676	882,640	-	-	15,764,707
Fidelity Communications Equipment Portfolio	17,337,152	-	-	-	17,239,141
Fidelity Computers Portfolio	143,066,671	3,819,178	54,382	-	140,380,101
Fidelity Construction and Housing Portfolio	55,017,119	3,431,727	-	-	63,293,726
Fidelity Consumer Discretionary Portfolio	243,937,218	17,313,574	-	-	272,528,102
Fidelity Consumer Finance Portfolio	10,722,560	-	3,850,000	-	7,001,744
Fidelity Consumer Staples Portfolio	278,534,436	7,184,218	50,768,196	-	240,208,178
Fidelity Contrafund	169,259	1,641	-	-	176,117
Fidelity Defense and Aerospace Portfolio	-	3,969,823	-	-	3,944,378
Fidelity Diversified International Fund	365,344,082	300,104,721	37,053	-	693,063,527
Fidelity Dividend Growth Fund	81,392	-	-	-	82,342
Fidelity Electronics Portfolio	77,196,627	2,823,882	-	-	82,677,337
Fidelity Emerging Asia Fund	54,499,269	4,175,192	-	-	61,574,619
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	601,148	-	636,510	-	-
Fidelity Emerging Markets Discovery Fund	85,477	-	86,505	-	-
Fidelity Emerging Markets Fund	37,428,113	-	7,999,145	-	30,493,498
Fidelity Energy Portfolio	98,588,012	1,990,494	779,159	-	100,922,277
Fidelity Energy Service Portfolio	44,946,363	3,353,110	394,481	-	45,216,522
Fidelity Equity Dividend Income Fund	142,536	447	145,128	-	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Europe Fund	$ 37,608,202	$ 10,758,991	$ -	$ -	$ 50,174,902
Fidelity Financial Services Portfolio	291,238,067	8,936,489	298,037	-	299,740,458
Fidelity Floating Rate High Income Fund	42,923,786	397,988	1,477,833	398,000	42,275,840
Fidelity Focused High Income Fund	760,330	8,503	-	8,503	781,296
Fidelity Fund	97,564	-	102,049	-	-
Fidelity Global Commodity Stock Fund	174,270	-	-	-	168,391
Fidelity Gold Portfolio	470,661	-	-	-	465,508
Fidelity Growth & Income Portfolio	1,038,933	-	1,063,350	-	-
Fidelity Growth Company Fund	4,329,177	6,860	4,532,742	-	-
Fidelity Growth Discovery Fund	11,404,528	-	11,379,544	-	-
Fidelity Health Care Portfolio	356,158,155	6,194,091	17,140,685	-	387,694,887
Fidelity High Income Fund	7,620,339	103,299	-	103,304	7,792,216
Fidelity Industrial Equipment Portfolio	39,988,029	-	2,634,324	-	38,174,738
Fidelity Industrials Portfolio	147,959,049	7,479,585	-	-	157,834,600
Fidelity Institutional Prime Money Market Portfolio Class I	30,780,345	109,789,936	28,369,126	2,638	112,201,154
Fidelity Insurance Portfolio	64,564,278	-	-	-	64,172,051
Fidelity International Capital Appreciation Fund	80,905,801	-	14,500,000	-	69,814,918
Fidelity International Discovery Fund	132,436,203	590,974	99,346	-	140,845,978
Fidelity International Growth Fund	19,401,332	-	-	-	20,658,826
Fidelity International Real Estate Fund	199,036	-	-	-	210,432
Fidelity International Small Cap Opportunities Fund	28,373,457	-	5,161,153	-	24,830,767
Fidelity International Value Fund	21,779,575	-	2,800,000	-	20,064,579
Fidelity IT Services Portfolio	192,761	3,501,150	-	-	3,739,091
Fidelity Japan Fund	354,586	3,716,427	-	-	4,049,924
Fidelity Japan Smaller Companies Fund	20,085,340	-	-	-	21,814,866
Fidelity Large Cap Stock Fund	68,266,698	1,198,317	22,038,543	-	48,046,247
Fidelity Latin America Fund	93,973	-	91,919	-	-
Fidelity Leisure Portfolio	13,490,235	-	-	-	14,204,585
Fidelity Leveraged Company Stock Fund	-	-	-	-	-
Fidelity Magellan Fund	64,070	-	-	-	65,884
Fidelity Medical Delivery Portfolio	3,796,276	1,834,822	-	-	6,174,279
Fidelity Medical Equipment and Systems Portfolio	11,593,811	2,272,305	-	-	15,313,456
Fidelity Mega Cap Stock Fund	20,567,174	-	-	-	20,504,850
Fidelity Mid Cap Value Fund	10,192,924	2,283,002	11,000,000	248	1,815,265
Fidelity Multimedia Portfolio	39,989,916	-	13,476,191	-	26,630,338
Fidelity Natural Gas Portfolio	12,002,025	-	-	-	11,545,971
Fidelity New Markets Income Fund	35,437,824	439,384	1,443,937	439,360	34,246,597
Fidelity Nordic Fund	32,523,084	-	7,000,000	-	26,860,937
Fidelity OTC Portfolio	26,269,717	1,387,827	-	-	28,906,452
Fidelity Overseas Fund	185,415,776	8,283,517	-	-	206,970,989
Fidelity Pacific Basin Fund	42,210,965	-	-	-	45,611,157
Fidelity Pharmaceuticals Portfolio	79,689,802	-	6,100,000	-	81,841,032
Fidelity Real Estate Income Fund	21,932,434	22,553	-	22,553	22,500,431
Fidelity Real Estate Investment Portfolio	29,301,622	14,708,947	-	-	44,970,288
Fidelity Retailing Portfolio	38,923,561	3,821,183	-	-	45,093,705
Fidelity Series Commodity Strategy Fund	7,506	-	-	-	7,034
Fidelity Small Cap Discovery Fund	1,202,794	-	1,220,782	-	-
Fidelity Small Cap Growth Fund	233,588	-	-	-	254,016
Fidelity Small Cap Value Fund	294,883	-	-	-	301,269
Fidelity Software and Computer Services Portfolio	51,782,816	-	27,368,797	-	24,057,831
Fidelity Stock Selector All Cap Fund	188,333	-	-	-	195,052
Fidelity Stock Selector Large Cap Value Fund	42,415,433	2,837,616	12,000,000	6,205	33,624,990
Fidelity Technology Portfolio	292,437,067	982,168	19,956,498	-	288,156,573
Fidelity Telecom and Utilities Fund	810,232	-	822,991	-	-
Fidelity Telecommunications Portfolio	16,331,387	-	16,661,754	-	-
Fidelity Transportation Portfolio	40,097,707	-	2,000,000	-	36,036,155
Fidelity Utilities Portfolio	56,276,953	1,956,875	16,424,845	-	39,931,817
Fidelity Value Discovery Fund	9,177,687	435,677	-	-	9,723,732
Spartan 500 Index Fund Investor Class	173,817	-	-	-	175,415
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Spartan International Index Fund Investor Class	$ 179,433,070	$ 150,594	$ 27,000,000	$ -	$ 162,332,465
Spartan Long-Term Treasury Bond Index Fund Investor Class	31,242,641	107,085,772	205,311	612,964	136,920,816
Spartan U.S. Bond Index Fund Investor Class	2,047,710,379	17,066,561	154,279,077	11,968,611	1,929,455,052
Total	$ 6,599,368,411	$ 673,552,975	$ 528,775,262	$ 13,562,386	$ 6,929,926,598
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $5,845,349,935. Net unrealized appreciation aggregated $1,084,576,663, of which $1,133,648,512 related to appreciated investment securities and $49,071,849 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 70% Portfolio

March 31, 2015

1.847120.108

VF70-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 77.3%
	Shares	Value
Domestic Equity Funds - 51.1%
Fidelity Air Transportation Portfolio (c)	25,694	$ 1,882,375
Fidelity Banking Portfolio (c)	970,229	25,536,438
Fidelity Blue Chip Growth Fund (c)	237,184	17,115,232
Fidelity Blue Chip Value Fund (c)	208,576	3,485,297
Fidelity Brokerage and Investment Management Portfolio (c)	161,609	12,049,555
Fidelity Chemicals Portfolio (c)	71,304	10,505,980
Fidelity Computers Portfolio (c)	230,266	18,216,329
Fidelity Construction and Housing Portfolio (c)	208,525	12,692,922
Fidelity Consumer Discretionary Portfolio (c)	1,470,178	51,544,439
Fidelity Consumer Staples Portfolio (c)	395,228	39,273,824
Fidelity Contrafund (c)	363	36,630
Fidelity Defense and Aerospace Portfolio (c)	36,735	4,753,172
Fidelity Dividend Growth Fund (c)	502	16,983
Fidelity Electronics Portfolio (c)	201,404	17,649,027
Fidelity Energy Portfolio (c)	336,157	15,237,998
Fidelity Energy Service Portfolio (c)	70,950	3,756,088
Fidelity Financial Services Portfolio (c)	468,523	41,623,606
Fidelity Gold Portfolio (a)(c)	4,361	70,917
Fidelity Health Care Portfolio (c)	264,269	64,302,045
Fidelity Industrials Portfolio (c)	929,149	30,030,093
Fidelity Insurance Portfolio (c)	134,404	9,015,802
Fidelity IT Services Portfolio (c)	37,899	1,473,894
Fidelity Large Cap Stock Fund (c)	353,752	10,099,619
Fidelity Leisure Portfolio (c)	2,372	331,065
Fidelity Magellan Fund (c)	217	20,665
Fidelity Medical Delivery Portfolio (c)	80,171	7,241,071
Fidelity Medical Equipment and Systems Portfolio (c)	204,776	8,805,378
Fidelity Mega Cap Stock Fund (c)	709,630	11,673,419
Fidelity Mid Cap Value Fund (c)	837,523	20,996,704
Fidelity Nasdaq Composite Index Fund (c)	28,071	1,814,799
Fidelity Natural Gas Portfolio (c)	125,356	3,903,593
Fidelity OTC Portfolio (c)	63,279	5,277,428
Fidelity Pharmaceuticals Portfolio (c)	53,017	1,254,909
Fidelity Real Estate Investment Portfolio (c)	167,807	7,160,323
Fidelity Retailing Portfolio (c)	95,000	9,048,716
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	6,667
Fidelity Small Cap Stock Fund (c)	113,974	2,293,162
Fidelity Software and Computer Services Portfolio (c)	50,420	5,906,722
Fidelity Stock Selector Large Cap Value Fund (c)	855,934	14,739,175
Fidelity Technology Portfolio (c)	393,427	47,411,836
Fidelity Transportation Portfolio (c)	69,100	6,299,840
Fidelity Utilities Portfolio (c)	55,082	4,021,526

	Shares	Value
Fidelity Value Discovery Fund (c)	91,534	$ 2,283,783
Spartan 500 Index Fund Investor Class (c)	339	24,918
TOTAL DOMESTIC EQUITY FUNDS		550,883,964
International Equity Funds - 26.2%
Fidelity China Region Fund (c)	58,899	1,921,870
Fidelity Diversified International Fund (c)	3,636,487	133,240,898
Fidelity Emerging Asia Fund (c)	191,865	6,590,551
Fidelity Emerging Markets Fund (c)	385,847	9,642,313
Fidelity Europe Fund (c)	560,720	20,808,327
Fidelity International Capital Appreciation Fund (c)	453,049	7,715,428
Fidelity International Discovery Fund (c)	724,529	29,162,309
Fidelity International Growth Fund (c)	34,515	396,918
Fidelity International Real Estate Fund (c)	1,598	17,110
Fidelity Japan Fund (c)	337,277	4,040,580
Fidelity Japan Smaller Companies Fund (c)	214,445	2,867,123
Fidelity Overseas Fund (c)	878,281	35,895,342
Fidelity Pacific Basin Fund (c)	219,797	6,191,688
Spartan International Index Fund Investor Class (c)	614,312	24,081,015
TOTAL INTERNATIONAL EQUITY FUNDS		282,571,472
TOTAL EQUITY FUNDS (Cost $697,501,294)		833,455,436
Fixed-Income Funds - 21.4%

Fixed-Income Funds - 21.4%
Fidelity Floating Rate High Income Fund (c)	653,188	6,348,985
Fidelity Focused High Income Fund (c)	82,880	720,226
Fidelity High Income Fund (c)	60,321	541,684
Fidelity New Markets Income Fund (c)	346,789	5,264,255
Fidelity Real Estate Income Fund (c)	304,248	3,638,812
Spartan Long-Term Treasury Bond Index Fund Investor Class (c)	1,581,582	21,746,752
Spartan U.S. Bond Index Fund Investor Class (c)	16,240,675	192,452,001
TOTAL FIXED-INCOME FUNDS (Cost $219,074,814)		230,712,715
Money Market Funds - 1.3%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I 0.03% (b)(c) (Cost $13,822,567)	13,822,567	$ 13,822,567
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $930,398,675)		1,077,990,718
NET OTHER ASSETS (LIABILITIES) - 0.0%		(179,650)
NET ASSETS - 100%		$ 1,077,811,068
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 2,939,818	$ -	$ 1,000,000	$ -	$ 1,882,375
Fidelity Automotive Portfolio	2,692,911	-	2,581,537	-	-
Fidelity Banking Portfolio	26,377,616	-	290,394	-	25,536,438
Fidelity Biotechnology Portfolio	26,247	-	31,662	-	-
Fidelity Blue Chip Growth Fund	19,675,213	374,063	3,865,573	-	17,115,232
Fidelity Blue Chip Value Fund	2,776,361	637,978	-	-	3,485,297
Fidelity Brokerage and Investment Management Portfolio	12,417,360	-	201,941	-	12,049,555
Fidelity Canada Fund	105,307	-	101,803	-	-
Fidelity Chemicals Portfolio	12,978,565	-	2,499,453	-	10,505,980
Fidelity China Region Fund	222,405	1,643,362	-	-	1,921,870
Fidelity Communications Equipment Portfolio	582,603	-	596,509	-	-
Fidelity Computers Portfolio	20,564,166	946,502	2,399,641	-	18,216,329
Fidelity Construction and Housing Portfolio	11,314,411	443,651	47,508	-	12,692,922
Fidelity Consumer Discretionary Portfolio	45,729,066	3,635,752	-	-	51,544,439
Fidelity Consumer Finance Portfolio	1,120,890	-	1,100,224	-	-
Fidelity Consumer Staples Portfolio	45,115,479	2,949,354	9,738,008	-	39,273,824
Fidelity Contrafund	35,204	341	-	-	36,630
Fidelity Defense and Aerospace Portfolio	-	4,751,420	-	-	4,753,172
Fidelity Diversified International Fund	47,754,428	82,975,750	2,101,476	-	133,240,898
Fidelity Dividend Growth Fund	16,787	-	-	-	16,983
Fidelity Electronics Portfolio	16,610,832	518,908	47,508	-	17,649,027
Fidelity Emerging Asia Fund	5,612,242	678,205	-	-	6,590,551
Fidelity Emerging Markets Fund	11,650,330	-	2,327,506	-	9,642,313
Fidelity Energy Portfolio	15,122,782	257,310	308,328	-	15,237,998
Fidelity Energy Service Portfolio	6,651,143	706,205	3,228,117	-	3,756,088
Fidelity Equity Dividend Income Fund	14,767	46	15,036	-	-
Fidelity Europe Fund	18,158,908	1,710,161	-	-	20,808,327
Fidelity Financial Services Portfolio	40,339,534	1,489,323	175,428	-	41,623,606
Fidelity Floating Rate High Income Fund	6,583,097	59,765	358,652	59,767	6,348,985
Fidelity Focused High Income Fund	700,899	7,839	-	7,839	720,226
Fidelity Fund	25,945	-	27,138	-	-
Fidelity Gold Portfolio	71,702	-	-	-	70,917
Fidelity Growth & Income Portfolio	397,927	-	407,279	-	-
Fidelity Growth Company Fund	622,018	986	654,147	-	-
Fidelity Growth Discovery Fund	801,724	-	816,489	-	-
Fidelity Health Care Portfolio	58,224,611	2,062,863	3,014,237	-	64,302,045
Fidelity High Income Fund	529,736	7,181	-	7,181	541,684
Fidelity Industrials Portfolio	26,238,381	3,528,993	175,922	-	30,030,093
Fidelity Institutional Prime Money Market Portfolio Class I	4,986,661	13,557,433	4,721,527	333	13,822,567
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Insurance Portfolio	$ 9,070,907	$ -	$ -	$ -	$ 9,015,802
Fidelity International Capital Appreciation Fund	8,363,956	-	1,000,000	-	7,715,428
Fidelity International Discovery Fund	43,303,275	326,491	17,130,973	-	29,162,309
Fidelity International Growth Fund	372,757	-	-	-	396,918
Fidelity International Real Estate Fund	16,183	-	-	-	17,110
Fidelity International Value Fund	120,120	-	127,133	-	-
Fidelity IT Services Portfolio	291,922	1,167,362	-	-	1,473,894
Fidelity Japan Fund	131,061	3,960,564	-	-	4,040,580
Fidelity Japan Smaller Companies Fund	2,639,812	-	-	-	2,867,123
Fidelity Large Cap Stock Fund	16,263,471	488,428	6,571,238	-	10,099,619
Fidelity Leisure Portfolio	314,416	-	-	-	331,065
Fidelity Leveraged Company Stock Fund	44,484	-	46,349	-	-
Fidelity Magellan Fund	20,096	-	-	-	20,665
Fidelity Medical Delivery Portfolio	1,131,412	5,357,140	-	-	7,241,071
Fidelity Medical Equipment and Systems Portfolio	2,450,947	5,466,266	-	-	8,805,378
Fidelity Mega Cap Stock Fund	14,474,860	-	2,800,000	-	11,673,419
Fidelity Mid Cap Value Fund	14,384,854	7,116,388	1,071,055	4,090	20,996,704
Fidelity Mid-Cap Stock Fund	-	-	-	-	-
Fidelity Nasdaq Composite Index Fund	1,749,674	-	-	-	1,814,799
Fidelity Natural Gas Portfolio	4,057,781	-	-	-	3,903,593
Fidelity New Markets Income Fund	5,562,127	67,584	334,673	67,587	5,264,255
Fidelity OTC Portfolio	4,173,412	886,843	-	-	5,277,428
Fidelity Overseas Fund	26,793,766	7,207,097	-	-	35,895,342
Fidelity Pacific Basin Fund	5,730,114	-	-	-	6,191,688
Fidelity Pharmaceuticals Portfolio	12,289,609	-	11,060,570	-	1,254,909
Fidelity Real Estate Income Fund	3,546,954	3,647	-	3,647	3,638,812
Fidelity Real Estate Investment Portfolio	5,047,496	1,933,015	-	-	7,160,323
Fidelity Retailing Portfolio	7,122,070	1,485,210	-	-	9,048,716
Fidelity Series Commodity Strategy Fund	7,114	-	-	-	6,667
Fidelity Small Cap Discovery Fund	276,003	-	280,864	-	-
Fidelity Small Cap Growth Fund	140,471	-	145,354	-	-
Fidelity Small Cap Stock Fund	12,293	2,300,000	12,686	-	2,293,162
Fidelity Small Cap Value Fund	143,234	-	145,731	-	-
Fidelity Software and Computer Services Portfolio	7,735,891	-	1,894,158	-	5,906,722
Fidelity Stock Selector Large Cap Value Fund	15,196,126	200,633	735,964	2,585	14,739,175
Fidelity Technology Portfolio	47,457,771	205,823	2,699,638	-	47,411,836
Fidelity Telecommunications Portfolio	2,706,553	-	2,758,243	-	-
Fidelity Transportation Portfolio	10,191,032	-	3,400,000	-	6,299,840
Fidelity Utilities Portfolio	8,211,678	528,032	4,457,924	-	4,021,526
Fidelity Value Discovery Fund	3,348,744	-	1,108,078	-	2,283,783
Spartan 500 Index Fund Investor Class	24,691	-	-	-	24,918
Spartan Extended Market Index Fund Investor Class	194,471	-	201,766	-	-
Spartan International Index Fund Investor Class	57,791,295	61,347	36,000,000	-	24,081,015
Spartan Long-Term Treasury Bond Index Fund Investor Class	5,124,126	16,784,209	-	99,881	-
Spartan Total Market Index Fund Investor Class	-	-	-	-	-
Spartan U.S. Bond Index Fund Investor Class	213,332,450	1,988,829	24,827,221	1,214,409	192,452,001
Total	$ 1,027,149,555	$ 180,478,299	$ 161,642,661	$ 1,467,319	$ 1,056,243,966
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $930,945,597. Net unrealized appreciation aggregated $147,045,121, of which $153,962,496 related to appreciated investment securities and $6,917,375 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 85% Portfolio

March 31, 2015

1.847121.108

VF85-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 92.1%
	Shares	Value
Domestic Equity Funds - 61.7%
Fidelity Air Transportation Portfolio (c)	6,596	$ 483,219
Fidelity Banking Portfolio (c)	308,529	8,120,496
Fidelity Blue Chip Growth Fund (c)	64,052	4,622,012
Fidelity Blue Chip Value Fund (c)	55,266	923,494
Fidelity Brokerage and Investment Management Portfolio (c)	57,644	4,297,912
Fidelity Chemicals Portfolio (c)	28,013	4,127,462
Fidelity Computers Portfolio (c)	127,861	10,115,067
Fidelity Construction and Housing Portfolio (c)	83,245	5,067,099
Fidelity Consumer Discretionary Portfolio (c)	762,108	26,719,497
Fidelity Consumer Staples Portfolio (c)	184,199	18,303,878
Fidelity Defense and Aerospace Portfolio (c)	13,616	1,761,738
Fidelity Dividend Growth Fund (c)	264	8,914
Fidelity Electronics Portfolio (c)	107,846	9,450,574
Fidelity Energy Portfolio (c)	143,729	6,515,223
Fidelity Energy Service Portfolio (c)	24,318	1,287,390
Fidelity Financial Services Portfolio (c)	313,514	27,852,595
Fidelity Global Commodity Stock Fund (c)	1,859	22,360
Fidelity Gold Portfolio (a)(c)	3,652	59,385
Fidelity Growth Company Fund (c)	252	34,750
Fidelity Health Care Portfolio (c)	137,520	33,461,451
Fidelity Industrials Portfolio (c)	491,488	15,884,889
Fidelity Insurance Portfolio (c)	43,296	2,904,302
Fidelity IT Services Portfolio (c)	104,129	4,049,587
Fidelity Large Cap Stock Fund (c)	82,998	2,369,598
Fidelity Leisure Portfolio (c)	1,004	140,143
Fidelity Magellan Fund (c)	150	14,254
Fidelity Medical Delivery Portfolio (c)	21,691	1,959,151
Fidelity Medical Equipment and Systems Portfolio (c)	50,800	2,184,418
Fidelity Mega Cap Stock Fund (c)	56,719	933,022
Fidelity Mid Cap Value Fund (c)	166,371	4,170,912
Fidelity Nasdaq Composite Index Fund (c)	930	60,148
Fidelity Natural Gas Portfolio (c)	78,204	2,435,281
Fidelity OTC Portfolio (c)	31,374	2,616,594
Fidelity Pharmaceuticals Portfolio (c)	7,285	172,428
Fidelity Real Estate Investment Portfolio (c)	62,936	2,685,464
Fidelity Retailing Portfolio (c)	29,800	2,838,474
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	6,667
Fidelity Small Cap Stock Fund (c)	24,777	498,513
Fidelity Stock Selector Large Cap Value Fund (c)	655,369	11,285,453
Fidelity Technology Portfolio (c)	160,144	19,298,916
Fidelity Transportation Portfolio (c)	28,189	2,570,020
Fidelity Utilities Portfolio (c)	28,179	2,057,383

	Shares	Value
Fidelity Value Discovery Fund (c)	43,228	$ 1,078,548
Spartan 500 Index Fund Investor Class (c)	22,454	1,650,846
TOTAL DOMESTIC EQUITY FUNDS		247,099,527
International Equity Funds - 30.4%
Fidelity China Region Fund (c)	23,150	755,389
Fidelity Diversified International Fund (c)	1,865,643	68,357,159
Fidelity Emerging Asia Fund (c)	123,017	4,225,646
Fidelity Emerging Markets Fund (c)	161,743	4,041,954
Fidelity Europe Fund (c)	207,117	7,686,107
Fidelity International Capital Appreciation Fund (c)	140,163	2,386,975
Fidelity International Discovery Fund (c)	247,666	9,968,553
Fidelity International Real Estate Fund (c)	1,456	15,593
Fidelity Japan Fund (c)	132,212	1,583,895
Fidelity Japan Smaller Companies Fund (c)	82,873	1,108,013
Fidelity Overseas Fund (c)	357,454	14,609,153
Fidelity Pacific Basin Fund (c)	12,719	358,298
Spartan International Index Fund Investor Class (c)	177,191	6,945,883
TOTAL INTERNATIONAL EQUITY FUNDS		122,042,618
TOTAL EQUITY FUNDS (Cost $314,831,765)		369,142,145
Fixed-Income Funds - 7.8%

Fixed-Income Funds - 7.8%
Fidelity Floating Rate High Income Fund (c)	830	8,064
Fidelity Focused High Income Fund (c)	10,414	90,494
Fidelity High Income Fund (c)	20,139	180,850
Fidelity New Markets Income Fund (c)	134,678	2,044,407
Fidelity Real Estate Income Fund (c)	127,508	1,524,996
Spartan Long-Term Treasury Bond Index Fund Investor Class (c)	974,190	13,395,117
Spartan U.S. Bond Index Fund Investor Class (c)	1,178,026	13,959,608
TOTAL FIXED-INCOME FUNDS (Cost $29,933,255)		31,203,536
Money Market Funds - 0.1%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I 0.03% (b)(c) (Cost $480,257)	480,257	$ 480,257
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $345,245,277)		400,825,938
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67,594)
NET ASSETS - 100%		$ 400,758,344
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 1,105,777	$ -	$ 600,000	$ -	$ 483,219
Fidelity Automotive Portfolio	1,401,688	-	1,343,717	-	-
Fidelity Banking Portfolio	9,102,324	-	751,872	-	8,120,496
Fidelity Biotechnology Portfolio	113,249	-	136,613	-	-
Fidelity Blue Chip Growth Fund	6,447,990	669,125	2,752,427	-	4,622,012
Fidelity Blue Chip Value Fund	531,973	377,059	-	-	923,494
Fidelity Brokerage and Investment Management Portfolio	4,646,094	-	272,196	-	4,297,912
Fidelity Canada Fund	35,267	-	34,094	-	-
Fidelity Chemicals Portfolio	4,206,766	99,691	194,152	-	4,127,462
Fidelity China Region Fund	173,776	556,540	-	-	755,389
Fidelity Communications Equipment Portfolio	84,103	-	86,005	-	-
Fidelity Computers Portfolio	10,246,542	345,911	11,165	-	10,115,067
Fidelity Construction and Housing Portfolio	3,549,216	1,156,962	-	-	5,067,099
Fidelity Consumer Discretionary Portfolio	23,198,879	2,893,041	465,740	-	26,719,497
Fidelity Consumer Finance Portfolio	324,419	-	325,570	-	-
Fidelity Consumer Staples Portfolio	20,972,236	1,400,482	4,510,419	-	18,303,878
Fidelity Contrafund	-	-	-	-	-
Fidelity Defense and Aerospace Portfolio	-	1,767,878	-	-	1,761,738
Fidelity Diversified International Fund	34,359,788	31,880,570	1,133,941	-	68,357,159
Fidelity Dividend Growth Fund	8,811	-	-	-	8,914
Fidelity Electronics Portfolio	8,977,039	268,797	98,953	-	9,450,574
Fidelity Emerging Asia Fund	3,065,534	988,918	-	-	4,225,646
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	317,871	-	336,570	-	-
Fidelity Emerging Markets Fund	5,596,916	-	1,711,372	-	4,041,954
Fidelity Energy Portfolio	6,443,445	195,903	192,852	-	6,515,223
Fidelity Energy Service Portfolio	2,291,629	225,843	1,101,270	-	1,287,390
Fidelity Equity Dividend Income Fund	-	-	-	-	-
Fidelity Europe Fund	6,422,278	927,466	-	-	7,686,107
Fidelity Financial Services Portfolio	25,529,575	2,462,376	132,700	-	27,852,595
Fidelity Floating Rate High Income Fund	7,907	75	-	75	8,064
Fidelity Focused High Income Fund	88,066	985	-	985	90,494
Fidelity Global Commodity Stock Fund	23,141	-	-	-	22,360
Fidelity Gold Portfolio	60,042	-	-	-	59,385
Fidelity Growth & Income Portfolio	30,345	-	31,169	-	-
Fidelity Growth Company Fund	33,139	53	-	-	34,750
Fidelity Health Care Portfolio	29,367,467	1,663,681	1,186,434	-	33,461,451
Fidelity High Income Fund	176,861	2,398	-	2,398	180,850
Fidelity Industrials Portfolio	13,859,596	1,802,078	-	-	15,884,889
Fidelity Institutional Prime Money Market Portfolio Class I	-	2,270,365	1,790,107	24	480,257
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Insurance Portfolio	$ 2,922,053	$ -	$ -	$ -	$ 2,904,302
Fidelity International Capital Appreciation Fund	4,243,006	-	2,000,000	-	2,386,975
Fidelity International Discovery Fund	11,074,754	297,764	2,109,280	-	9,968,553
Fidelity International Real Estate Fund	14,748	-	-	-	15,593
Fidelity International Value Fund	130,917	-	138,560	-	-
Fidelity IT Services Portfolio	632,270	3,235,673	-	-	4,049,587
Fidelity Japan Fund	98,029	1,498,283	-	-	1,583,895
Fidelity Japan Smaller Companies Fund	1,020,167	-	-	-	1,108,013
Fidelity Large Cap Stock Fund	6,519,340	152,532	4,227,121	-	2,369,598
Fidelity Leisure Portfolio	133,096	-	-	-	140,143
Fidelity Magellan Fund	13,862	-	-	-	14,254
Fidelity Medical Delivery Portfolio	231,823	1,522,460	-	-	1,959,151
Fidelity Medical Equipment and Systems Portfolio	405,235	1,557,482	-	-	2,184,418
Fidelity Mega Cap Stock Fund	2,402,360	-	1,483,545	-	933,022
Fidelity Mid Cap Value Fund	2,795,151	1,275,345	-	811	4,170,912
Fidelity Mid-Cap Stock Fund	-	-	-	-	-
Fidelity Nasdaq Composite Index Fund	57,990	-	-	-	60,148
Fidelity Natural Gas Portfolio	2,531,472	-	-	-	2,435,281
Fidelity New Markets Income Fund	2,259,093	26,656	228,141	26,656	2,044,407
Fidelity OTC Portfolio	2,350,535	160,337	5,582	-	2,616,594
Fidelity Overseas Fund	7,973,723	6,087,870	-	-	14,609,153
Fidelity Pacific Basin Fund	331,588	-	-	-	358,298
Fidelity Pharmaceuticals Portfolio	3,854,851	13,918	3,730,984	-	172,428
Fidelity Real Estate Income Fund	1,486,499	1,529	-	1,529	1,524,996
Fidelity Real Estate Investment Portfolio	1,719,394	910,238	-	-	2,685,464
Fidelity Retailing Portfolio	2,545,062	141,454	-	-	2,838,474
Fidelity Series Commodity Strategy Fund	7,114	-	-	-	6,667
Fidelity Small Cap Discovery Fund	100,567	-	102,338	-	-
Fidelity Small Cap Growth Fund	55,271	-	57,193	-	-
Fidelity Small Cap Stock Fund	87,697	500,000	90,497	-	498,513
Fidelity Small Cap Value Fund	32,394	-	32,959	-	-
Fidelity Software and Computer Services Portfolio	391,271	-	380,386	-	-
Fidelity Stock Selector Large Cap Value Fund	11,626,830	575,251	983,270	1,986	11,285,453
Fidelity Technology Portfolio	24,329,695	152,061	6,183,985	-	19,298,916
Fidelity Telecommunications Portfolio	395,514	-	393,462	-	-
Fidelity Transportation Portfolio	3,749,677	-	1,000,000	-	2,570,020
Fidelity Utilities Portfolio	3,340,552	114,908	1,279,456	-	2,057,383
Fidelity Value Discovery Fund	1,078,688	-	13,073	-	1,078,548
Spartan 500 Index Fund Investor Class	3,280,949	-	1,687,670	-	1,650,846
Spartan International Index Fund Investor Class	26,149,813	83,120	20,000,000	-	6,945,883
Spartan Long-Term Treasury Bond Index Fund Investor Class	4,223,091	9,303,709	112,513	70,830	13,395,117
Spartan U.S. Bond Index Fund Investor Class	25,811,767	253,206	12,358,843	100,643	13,959,608
Total	$ 385,207,657	$ 79,819,993	$ 77,798,196	$ 205,937	$ 400,825,938
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $345,538,257. Net unrealized appreciation aggregated $55,287,681, of which $58,518,479 related to appreciated investment securities and $3,230,798 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

March 31, 2015

1.799863.111

VIPIGB-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 97.3%
	Shares	Value
Fidelity Specialized High Income Central Fund (c)	1,954,908	$ 205,675,855
Fidelity VIP Investment Grade Central Fund (c)	30,450,984	3,282,616,097
TOTAL FIXED-INCOME FUNDS (Cost $3,365,279,754)		3,488,291,952
Nonconvertible Bonds - 0.4%
	Principal Amount
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 5.75% 3/15/23	$ 8,800,000	8,580,000
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
CommonWealth REIT 5.875% 9/15/20	546,000	606,585
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	5,515,000	5,880,369
TOTAL NONCONVERTIBLE BONDS (Cost $15,199,262)		15,066,954
U.S. Government and Government Agency Obligations - 1.2%

U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	35,500,000	35,973,040
U.S. Treasury Obligations - 0.2%
U.S. Treasury Notes 2% 2/15/25	6,040,000	6,078,221
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $41,457,488)		42,051,261
Asset-Backed Securities - 0.0%

Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17 (Cost $439,978)	440,000	440,552
Collateralized Mortgage Obligations - 0.0%
Principal Amount	Value
Private Sponsor - 0.0%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3838% 5/25/47 (b)	$ 293,620	$ 274,767
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3438% 2/25/37 (b)	878,046	802,390
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6155% 3/25/35 (b)	614,096	567,282
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $844,717)		1,644,439
Money Market Funds - 1.2%
Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $41,249,372)	41,249,372	41,249,372
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,464,470,571)	3,588,744,530
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,351,418)
NET ASSETS - 100%	$ 3,586,393,112
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,379
Fidelity Specialized High Income Central Fund	2,620,249
Fidelity VIP Investment Grade Central Fund	22,235,978
Total	$ 24,870,606
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 199,928,323	$ 2,619,892	$ -	$ 205,675,855	26.7%
Fidelity VIP Investment Grade Central Fund	3,101,051,964	149,407,756	-	3,282,616,097	70.1%
Total	$ 3,300,980,287	$ 152,027,648	$ -	$ 3,488,291,952
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 15,066,954	$ -	$ 15,066,954	$ -
U.S. Government and Government Agency Obligations	42,051,261	-	42,051,261	-
Asset-Backed Securities	440,552	-	440,552	-
Collateralized Mortgage Obligations	1,644,439	-	1,644,439	-
Fixed-Income Funds	3,488,291,952	3,488,291,952	-	-
Money Market Funds	41,249,372	41,249,372	-	-
Total Investments in Securities:	$ 3,588,744,530	$ 3,529,541,324	$ 59,203,206	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $3,411,401,382. Net unrealized appreciation aggregated $177,343,148, of which $181,662,004 related to appreciated investment securities and $4,318,856 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities and collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2005 Portfolio

March 31, 2015

1.830286.109

VIPIFF2005-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	31,855	$ 1,115,232
VIP Equity-Income Portfolio Investor Class (b)	53,118	1,176,030
VIP Growth & Income Portfolio Investor Class (b)	67,545	1,338,058
VIP Growth Portfolio Investor Class (b)	17,761	1,140,236
VIP Mid Cap Portfolio Investor Class (b)	9,356	326,632
VIP Value Portfolio Investor Class (b)	55,935	862,515
VIP Value Strategies Portfolio Investor Class (b)	26,856	423,513
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,397,693)		6,382,216
International Equity Funds - 12.3%

VIP Emerging Markets Portfolio Investor Class R (b)	85,663	797,519
VIP Overseas Portfolio Investor Class R (b)	100,964	1,975,861
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,664,514)		2,773,380
Bond Funds - 43.1%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	151,352	$ 856,655
VIP Investment Grade Bond Portfolio Investor Class (b)	684,829	8,854,843
TOTAL BOND FUNDS (Cost $9,539,561)		9,711,498
Short-Term Funds - 16.3%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $3,663,359)	3,663,359	3,663,359
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,265,127)		22,530,453
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6)
NET ASSETS - 100%		$ 22,530,447
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,116,660	$ 108,334	$ 45,095	$ 152	$ 1,115,232
VIP Emerging Markets Portfolio Investor Class R	810,861	517	35,270	517	797,519
VIP Equity-Income Portfolio Investor Class	1,174,343	117,019	15,768	935	1,176,030
VIP Growth & Income Portfolio Investor Class	1,339,140	103,512	46,471	397	1,338,058
VIP Growth Portfolio Investor Class	1,143,171	43,343	63,597	-	1,140,236
VIP High Income Portfolio Investor Class	858,976	2,268	29,249	2,127	856,655
VIP Investment Grade Bond Portfolio Investor Class	8,812,509	222,958	304,114	7,463	8,854,843
VIP Mid Cap Portfolio Investor Class	325,610	38,773	16,295	-	326,632
VIP Money Market Portfolio Investor Class	3,600,088	107,528	44,257	88	3,663,359
VIP Overseas Portfolio Investor Class R	1,973,630	13,702	109,654	-	1,975,861
VIP Value Portfolio Investor Class	860,451	68,361	34,504	110	862,515
VIP Value Strategies Portfolio Investor Class	421,092	3,673	19,237	-	423,513
Total	$ 22,436,531	$ 829,988	$ 763,511	$ 11,789	$ 22,530,453
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $21,383,094. Net unrealized appreciation aggregated $1,147,359, of which $1,432,494 related to appreciated investment securities and $285,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2010 Portfolio

March 31, 2015

1.830287.109

VIPIFF2010-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	107,514	$ 3,764,081
VIP Equity-Income Portfolio Investor Class (b)	179,479	3,973,660
VIP Growth & Income Portfolio Investor Class (b)	227,431	4,505,404
VIP Growth Portfolio Investor Class (b)	59,807	3,839,606
VIP Mid Cap Portfolio Investor Class (b)	32,013	1,117,559
VIP Value Portfolio Investor Class (b)	188,325	2,903,968
VIP Value Strategies Portfolio Investor Class (b)	91,351	1,440,607
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,070,374)		21,544,885
International Equity Funds - 15.1%

VIP Emerging Markets Portfolio Investor Class R (b)	287,814	2,679,550
VIP Overseas Portfolio Investor Class R (b)	345,608	6,763,558
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,577,076)		9,443,108
Bond Funds - 39.6%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	437,819	$ 2,478,055
VIP Investment Grade Bond Portfolio Investor Class (b)	1,718,763	22,223,599
TOTAL BOND FUNDS (Cost $24,308,136)		24,701,654
Short-Term Funds - 10.8%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $6,718,437)	6,718,437	6,718,437
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $58,674,023)		62,408,084
NET OTHER ASSETS (LIABILITIES) - 0.0%		4
NET ASSETS - 100%		$ 62,408,088
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 3,825,297	$ 310,757	$ 154,443	$ 512	$ 3,764,081
VIP Emerging Markets Portfolio Investor Class R	2,763,005	1,726	159,110	1,726	2,679,550
VIP Equity-Income Portfolio Investor Class	4,017,342	343,678	51,259	3,151	3,973,660
VIP Growth & Income Portfolio Investor Class	4,574,085	236,120	109,134	1,329	4,505,404
VIP Growth Portfolio Investor Class	3,888,196	117,922	226,768	-	3,839,606
VIP High Income Portfolio Investor Class	2,472,873	6,197	71,866	6,197	2,478,055
VIP Investment Grade Bond Portfolio Investor Class	22,012,267	796,658	901,357	18,707	22,223,599
VIP Mid Cap Portfolio Investor Class	1,122,098	131,209	62,717	-	1,117,559
VIP Money Market Portfolio Investor Class	6,461,552	326,593	69,708	160	6,718,437
VIP Overseas Portfolio Investor Class R	6,781,699	4,053	357,657	-	6,763,558
VIP Value Portfolio Investor Class	2,968,890	176,817	134,824	367	2,903,968
VIP Value Strategies Portfolio Investor Class	1,452,122	946	73,745	-	1,440,607
Total	$ 62,339,426	$ 2,452,676	$ 2,372,588	$ 32,149	$ 62,408,084
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $58,923,464. Net unrealized appreciation aggregated $3,484,620, of which $4,835,770 related to appreciated investment securities and $1,351,150 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2015 Portfolio

March 31, 2015

1.830290.109

VIPIFF2015-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	204,100	$ 7,145,531
VIP Equity-Income Portfolio Investor Class (b)	340,185	7,531,685
VIP Growth & Income Portfolio Investor Class (b)	431,362	8,545,281
VIP Growth Portfolio Investor Class (b)	113,413	7,281,146
VIP Mid Cap Portfolio Investor Class (b)	59,997	2,094,501
VIP Value Portfolio Investor Class (b)	358,327	5,525,399
VIP Value Strategies Portfolio Investor Class (b)	171,160	2,699,193
TOTAL DOMESTIC EQUITY FUNDS (Cost $33,224,506)		40,822,736
International Equity Funds - 17.5%

VIP Emerging Markets Portfolio Investor Class R (b)	526,534	4,902,033
VIP Overseas Portfolio Investor Class R (b)	658,387	12,884,633
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,097,035)		17,786,666
Bond Funds - 36.1%

VIP High Income Portfolio Investor Class (b)	710,020	4,018,714
VIP Investment Grade Bond Portfolio Investor Class (b)	2,524,384	32,640,293
TOTAL BOND FUNDS (Cost $36,070,706)		36,659,007
Short-Term Funds - 6.2%
	Shares	Value
VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $6,262,548)	6,262,548	$ 6,262,548
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $92,654,795)		101,530,957
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5)
NET ASSETS - 100%		$ 101,530,952
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 7,162,928	$ 635,384	$ 242,316	$ 966	$ 7,145,531
VIP Emerging Markets Portfolio Investor Class R	5,011,900	87,006	331,100	3,229	4,902,033
VIP Equity-Income Portfolio Investor Class	7,543,694	803,152	179,616	5,988	7,531,685
VIP Growth & Income Portfolio Investor Class	8,604,648	646,912	335,676	2,542	8,545,281
VIP Growth Portfolio Investor Class	7,324,301	260,136	415,674	-	7,281,146
VIP High Income Portfolio Investor Class	4,031,513	31,186	160,770	10,134	4,018,714
VIP Investment Grade Bond Portfolio Investor Class	32,689,592	1,316,380	1,830,362	27,696	32,640,293
VIP Mid Cap Portfolio Investor Class	2,098,701	246,219	113,700	-	2,094,501
VIP Money Market Portfolio Investor Class	6,075,547	229,085	42,084	149	6,262,548
VIP Overseas Portfolio Investor Class R	12,944,925	333,578	1,044,735	-	12,884,633
VIP Value Portfolio Investor Class	5,538,000	363,569	174,918	693	5,525,399
VIP Value Strategies Portfolio Investor Class	2,714,092	1,795	133,073	-	2,699,193
Total	$ 101,739,841	$ 4,954,402	$ 5,004,024	$ 51,397	$ 101,530,957
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $93,133,982. Net unrealized appreciation aggregated $8,396,975, of which $10,041,968 related to appreciated investment securities and $1,644,993 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2020 Portfolio

March 31, 2015

1.830296.109

VIPIFF2020-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	431,456	$ 15,105,273
VIP Equity-Income Portfolio Investor Class (b)	716,643	15,866,483
VIP Growth & Income Portfolio Investor Class (b)	911,019	18,047,291
VIP Growth Portfolio Investor Class (b)	240,034	15,410,153
VIP Mid Cap Portfolio Investor Class (b)	128,371	4,481,438
VIP Value Portfolio Investor Class (b)	760,632	11,728,940
VIP Value Strategies Portfolio Investor Class (b)	365,684	5,766,842
TOTAL DOMESTIC EQUITY FUNDS (Cost $72,287,988)		86,406,420
International Equity Funds - 19.4%

VIP Emerging Markets Portfolio Investor Class R (b)	1,108,294	10,318,219
VIP Overseas Portfolio Investor Class R (b)	1,402,852	27,453,812
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $36,459,105)		37,772,031
Bond Funds - 32.6%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	1,388,014	$ 7,856,157
VIP Investment Grade Bond Portfolio Investor Class (b)	4,290,762	55,479,557
TOTAL BOND FUNDS (Cost $62,681,474)		63,335,714
Short-Term Funds - 3.6%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $7,091,019)	7,091,019	7,091,019
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $178,519,586)		194,605,184
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$ 194,605,184
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 15,017,855	$ 1,377,534	$ 424,795	$ 2,038	$ 15,105,273
VIP Emerging Markets Portfolio Investor Class R	10,297,245	20,424	271,250	6,636	10,318,219
VIP Equity-Income Portfolio Investor Class	15,777,775	1,655,654	228,392	12,624	15,866,483
VIP Growth & Income Portfolio Investor Class	17,983,610	1,500,471	663,813	5,348	18,047,291
VIP Growth Portfolio Investor Class	15,263,910	661,121	755,322	-	15,410,153
VIP High Income Portfolio Investor Class	7,744,975	19,702	133,919	19,702	7,856,157
VIP Investment Grade Bond Portfolio Investor Class	54,382,224	1,699,245	1,375,938	46,226	55,479,557
VIP Mid Cap Portfolio Investor Class	4,414,121	517,862	161,648	-	4,481,438
VIP Money Market Portfolio Investor Class	6,683,032	407,987	-	166	7,091,019
VIP Overseas Portfolio Investor Class R	26,870,793	480,723	1,252,958	-	27,453,812
VIP Value Portfolio Investor Class	11,621,708	864,588	333,460	1,465	11,728,940
VIP Value Strategies Portfolio Investor Class	5,707,236	5,603	188,564	-	5,766,842
Total	$ 191,764,484	$ 9,210,914	$ 5,790,059	$ 94,205	$ 194,605,184
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $179,293,685. Net unrealized appreciation aggregated $15,311,499, of which $18,767,365 related to appreciated investment securities and $3,455,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2025 Portfolio

March 31, 2015

1.830297.109

VIPIFF2025-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	377,291	$ 13,208,954
VIP Equity-Income Portfolio Investor Class (b)	628,269	13,909,873
VIP Growth & Income Portfolio Investor Class (b)	799,288	15,833,900
VIP Growth Portfolio Investor Class (b)	209,997	13,481,800
VIP Mid Cap Portfolio Investor Class (b)	111,130	3,879,534
VIP Value Portfolio Investor Class (b)	662,324	10,213,035
VIP Value Strategies Portfolio Investor Class (b)	316,552	4,992,019
TOTAL DOMESTIC EQUITY FUNDS (Cost $60,881,412)		75,519,115
International Equity Funds - 22.0%

VIP Emerging Markets Portfolio Investor Class R (b)	943,394	8,783,000
VIP Overseas Portfolio Investor Class R (b)	1,229,653	24,064,302
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $30,439,371)		32,847,302
Bond Funds - 25.8%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	1,066,428	$ 6,035,984
VIP Investment Grade Bond Portfolio Investor Class (b)	2,516,566	32,539,194
TOTAL BOND FUNDS (Cost $38,225,824)		38,575,178
Short-Term Funds - 1.7%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $2,528,776)	2,528,776	2,528,776
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $132,075,383)		149,470,371
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$ 149,470,372
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 12,445,871	$ 1,600,753	$ 129,958	$ 1,668	$ 13,208,954
VIP Emerging Markets Portfolio Investor Class R	8,391,890	551,134	376,693	5,323	8,783,000
VIP Equity-Income Portfolio Investor Class	13,054,735	2,044,793	88,393	10,354	13,909,873
VIP Growth & Income Portfolio Investor Class	14,901,512	1,820,952	245,140	4,398	15,833,900
VIP Growth Portfolio Investor Class	12,714,834	993,879	422,633	-	13,481,800
VIP High Income Portfolio Investor Class	5,683,544	376,707	185,830	14,097	6,035,984
VIP Investment Grade Bond Portfolio Investor Class	30,297,707	3,950,912	2,138,050	25,493	32,539,194
VIP Mid Cap Portfolio Investor Class	3,638,059	553,305	79,070	-	3,879,534
VIP Money Market Portfolio Investor Class	1,769,091	807,175	47,489	49	2,528,776
VIP Overseas Portfolio Investor Class R	22,657,251	956,958	657,482	-	24,064,302
VIP Value Portfolio Investor Class	9,636,136	1,085,410	162,902	1,199	10,213,035
VIP Value Strategies Portfolio Investor Class	4,716,722	172,337	99,278	-	4,992,019
Total	$ 139,907,352	$ 14,914,315	$ 4,632,918	$ 62,581	$ 149,470,371
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $132,788,210. Net unrealized appreciation aggregated $16,682,161, of which $18,528,111 related to appreciated investment securities and $1,845,950 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2030 Portfolio

March 31, 2015

1.830291.109

VIPIFF2030-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	412,478	$ 14,440,866
VIP Equity-Income Portfolio Investor Class (b)	687,644	15,224,429
VIP Growth & Income Portfolio Investor Class (b)	874,912	17,332,015
VIP Growth Portfolio Investor Class (b)	230,042	14,768,704
VIP Mid Cap Portfolio Investor Class (b)	121,116	4,228,157
VIP Value Portfolio Investor Class (b)	723,954	11,163,374
VIP Value Strategies Portfolio Investor Class (b)	346,915	5,470,852
TOTAL DOMESTIC EQUITY FUNDS (Cost $69,723,235)		82,628,397
International Equity Funds - 26.1%

VIP Emerging Markets Portfolio Investor Class R (b)	1,004,849	9,355,144
VIP Overseas Portfolio Investor Class R (b)	1,360,275	26,620,576
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $34,212,971)		35,975,720
Bond Funds - 13.9%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	983,331	$ 5,565,654
VIP Investment Grade Bond Portfolio Investor Class (b)	1,054,614	13,636,153
TOTAL BOND FUNDS (Cost $19,179,033)		19,201,807
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $6,530)	6,530	6,530
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $123,121,769)		137,812,454
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4)
NET ASSETS - 100%		$ 137,812,450
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 13,926,089	$ 1,474,978	$ 156,580	$ 1,901	$ 14,440,866
VIP Emerging Markets Portfolio Investor Class R	9,111,528	339,299	337,919	5,916	9,355,144
VIP Equity-Income Portfolio Investor Class	14,630,477	1,880,634	37,673	11,779	15,224,429
VIP Growth & Income Portfolio Investor Class	16,686,385	1,661,194	295,437	4,977	17,332,015
VIP Growth Portfolio Investor Class	14,179,513	598,849	233,850	-	14,768,704
VIP High Income Portfolio Investor Class	5,270,926	139,525	-	13,557	5,565,654
VIP Investment Grade Bond Portfolio Investor Class	12,220,075	1,401,174	162,613	10,719	13,636,153
VIP Mid Cap Portfolio Investor Class	4,104,227	481,506	91,698	-	4,228,157
VIP Money Market Portfolio Investor Class	6,530	-	-	-	6,530
VIP Overseas Portfolio Investor Class R	25,254,705	952,601	871,623	-	26,620,576
VIP Value Portfolio Investor Class	10,755,834	878,312	80,527	1,359	11,163,374
VIP Value Strategies Portfolio Investor Class	5,278,922	9,755	45,133	-	5,470,852
Total	$ 131,425,211	$ 9,817,827	$ 2,313,053	$ 50,208	$ 137,812,454
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $123,668,061. Net unrealized appreciation aggregated $14,144,393, of which $16,560,062 related to appreciated investment securities and $2,415,669 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® Income Portfolio

March 31, 2015

1.830283.109

VIPIFFINC-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	59,007	$ 2,065,845
VIP Equity-Income Portfolio Investor Class (b)	98,224	2,174,676
VIP Growth & Income Portfolio Investor Class (b)	124,755	2,471,397
VIP Growth Portfolio Investor Class (b)	32,796	2,105,502
VIP Mid Cap Portfolio Investor Class (b)	17,490	610,590
VIP Value Portfolio Investor Class (b)	103,716	1,599,294
VIP Value Strategies Portfolio Investor Class (b)	49,679	783,439
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,565,047)		11,810,743
International Equity Funds - 7.8%

VIP Emerging Markets Portfolio Investor Class R (b)	171,987	1,601,198
VIP Overseas Portfolio Investor Class R (b)	177,273	3,469,238
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,347,530)		5,070,436
Bond Funds - 48.5%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	428,262	$ 2,423,963
VIP Investment Grade Bond Portfolio Investor Class (b)	2,239,218	28,953,086
TOTAL BOND FUNDS (Cost $30,739,895)		31,377,049
Short-Term Funds - 25.5%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $16,488,142)	16,488,142	16,488,142
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $61,140,614)		64,746,370
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4)
NET ASSETS - 100%		$ 64,746,366
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 2,126,440	$ 245,127	$ 185,565	$ 285	$ 2,065,845
VIP Emerging Markets Portfolio Investor Class R	1,685,288	119,543	248,668	1,047	1,601,198
VIP Equity-Income Portfolio Investor Class	2,228,435	280,877	147,421	1,767	2,174,676
VIP Growth & Income Portfolio Investor Class	2,532,573	267,818	222,002	748	2,471,397
VIP Growth Portfolio Investor Class	2,176,251	117,717	222,586	-	2,105,502
VIP High Income Portfolio Investor Class	2,502,164	62,651	212,467	6,263	2,423,963
VIP Investment Grade Bond Portfolio Investor Class	29,459,936	1,532,519	2,460,184	25,042	28,953,086
VIP Mid Cap Portfolio Investor Class	631,043	83,527	63,661	-	610,590
VIP Money Market Portfolio Investor Class	16,778,684	600,273	890,815	410	16,488,142
VIP Overseas Portfolio Investor Class R	3,537,055	152,377	399,151	-	3,469,238
VIP Value Portfolio Investor Class	1,648,804	140,798	131,052	204	1,599,294
VIP Value Strategies Portfolio Investor Class	814,189	14,200	78,772	-	783,439
Total	$ 66,120,862	$ 3,617,427	$ 5,262,344	$ 35,766	$ 64,746,370
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $61,365,182. Net unrealized appreciation aggregated $3,381,188, of which $3,705,270 related to appreciated investment securities and $324,082 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

March 31, 2015

1.814641.110

VIPMM-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 56.6%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 2.6%
BMO Harris Bank NA
8/20/15	0.33%	$ 7,000,000	$ 7,000,000
RBS Citizens NA
4/6/15	0.40	11,500,000	11,500,000
State Street Bank & Trust Co.
6/8/15	0.26 (c)	11,000,000	11,000,000
Wells Fargo Bank NA
8/3/15 to 9/1/15	0.25 to 0.27 (c)	35,000,000	35,000,000
			64,500,000
London Branch, Eurodollar, Foreign Banks - 2.6%
ABN AMRO Bank NV
5/20/15 to 6/29/15	0.28 to 0.31	27,000,000	26,985,792
National Australia Bank Ltd.
7/7/15 to 9/23/15	0.30	38,000,000	38,000,000
			64,985,792
New York Branch, Yankee Dollar, Foreign Banks - 51.4%
Bank of Montreal
7/14/15 to 8/18/15	0.25 to 0.26 (c)	32,000,000	32,000,000
Bank of Montreal Chicago CD Program
7/9/15 to 9/11/15	0.27 to 0.31 (c)	23,000,000	23,000,000
Bank of Nova Scotia
4/7/15 to 10/28/15	0.25 to 0.36 (c)	69,000,000	69,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
5/1/15 to 7/29/15	0.25 to 0.27	102,000,000	102,000,000
Barclays Bank PLC
6/29/15 to 6/30/15	0.30	65,000,000	65,000,000
BNP Paribas New York Branch
7/1/15	0.27	25,000,000	25,000,000
Canadian Imperial Bank of Commerce
6/17/15 to 9/11/15	0.25 to 0.33 (c)	40,000,000	40,000,012
Credit Agricole CIB
4/1/15 to 5/4/15	0.28 to 0.29	37,000,000	37,000,000
Credit Suisse
6/11/15 to 9/14/15	0.32 to 0.38 (c)	94,000,000	94,000,000
Landesbank Baden-Wuerttemberg New York Branch
4/7/15 to 5/1/15	0.16 to 0.27	69,000,000	69,000,000
Mitsubishi UFJ Trust & Banking Corp.
4/14/15	0.28	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.
5/4/15 to 7/28/15	0.28 to 0.29	94,000,000	94,000,000
Natexis Banques Populaires New York Branch
5/4/15 to 7/1/15	0.27 to 0.31 (c)	129,000,000	128,999,997
National Bank of Canada
5/22/15 to 6/8/15	0.36 to 0.37 (c)	32,000,000	32,000,000
Royal Bank of Canada
4/9/15 to 11/19/15	0.24 to 0.27 (c)	65,000,000	65,000,000
Skandinaviska Enskilda Banken
8/5/15	0.27	25,000,000	25,000,000

	Yield (a)	Principal Amount	Value
Sumitomo Mitsui Banking Corp.
5/5/15 to 9/15/15	0.28 to 0.37% (c)	$ 128,000,000	$ 128,000,000
Sumitomo Mitsui Trust Banking Ltd.
4/1/15 to 7/3/15	0.24 to 0.29	67,000,000	67,000,000
Swedbank AB
4/17/15	0.26	25,000,000	25,000,000
Toronto-Dominion Bank
6/12/15 to 10/6/15	0.27 to 0.31 (c)	76,000,000	76,000,240
UBS AG
6/9/15 to 9/25/15	0.33 to 0.36 (c)	87,000,000	87,000,000
			1,288,000,249
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,417,486,041)			1,417,486,041
Financial Company Commercial Paper - 7.2%

Bank of Nova Scotia
5/22/15 to 8/17/15	0.28 to 0.31	22,000,000	21,983,357
DNB Bank ASA
6/1/15 to 8/24/15	0.25 to 0.30	23,000,000	22,982,410
Fortis Funding LLC
7/6/15	0.27	6,000,000	5,995,680
JPMorgan Securities LLC
4/22/15 to 5/26/15	0.27 to 0.30 (c)	70,000,000	69,987,167
Landesbank Baden-Wurttemberg
4/2/15	0.16	59,000,000	58,999,738
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $179,948,352)			179,948,352
Asset Backed Commercial Paper - 2.5%

Atlantic Asset Securitization Corp.
6/4/15	0.23 (c)	59,000,000	58,991,889
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
6/9/15	0.27	4,000,000	3,997,930
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $62,989,819)			62,989,819
Other Commercial Paper - 3.2%
	Yield (a)	Principal Amount	Value
Caisse centrale Desjardins
4/2/15	0.14%	$ 41,000,000	$ 40,999,841
Dominion Resources, Inc.
4/20/15	0.45	1,000,000	999,763
Eversource Energy
4/10/15 to 4/28/15	0.52	5,000,000	4,998,902
Florida Power & Light Co.
4/6/15	0.27	8,000,000	7,999,700
Motiva Enterprises LLC
4/6/15 to 4/10/15	0.52 to 0.62	5,500,000	5,499,313
Sempra Global
4/8/15 to 4/22/15	0.56 to 0.60	9,400,000	9,397,560
Verizon Communications, Inc.
4/1/15 to 4/8/15	0.48 to 0.52	7,500,000	7,499,770
Virginia Electric & Power Co.
4/28/15	0.53	900,000	899,642
Xerox Corp.
5/11/15	0.58	1,000,000	999,356
TOTAL OTHER COMMERCIAL PAPER (Cost $79,293,847)			79,293,847
Treasury Debt - 0.5%

U.S. Treasury Obligations - 0.5%
U.S. Treasury Notes
8/15/15	0.22
(Cost $12,001,169)		12,000,000	12,001,169
Other Note - 1.4%

Medium-Term Notes - 1.4%
Dominion Resources, Inc.
5/14/15	0.38 (b)(c)	8,000,000	8,000,000
International Bank Reconstruction & Development
10/28/15	0.30	10,000,000	10,000,000
Svenska Handelsbanken AB
9/15/15 to 9/25/15	0.32 to 0.35 (b)(c)	18,000,000	18,000,000
TOTAL OTHER NOTE (Cost $36,000,000)			36,000,000
Government Agency Debt - 2.2%

Federal Agencies - 2.2%
Federal Home Loan Bank
8/21/15 to 1/15/16	0.19 to 0.35
(Cost $55,999,464)		56,000,000	55,999,464
Other Instrument - 0.6%
	Yield (a)	Principal Amount	Value
Time Deposits - 0.6%
Credit Agricole CIB
4/1/15	0.07%
(Cost $15,000,000)		$ 15,000,000	$ 15,000,000
Government Agency Repurchase Agreement - 15.7%
Maturity Amount
In a joint trading account at 0.16% dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations) #	$ 385,204,752	385,203,000
With Mizuho Securities U.S.A., Inc. at 0.18%, dated 1/15/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $8,701,601, 0%, 2/10/16)	8,532,116	8,527,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $393,730,000)		393,730,000
Other Repurchase Agreement - 9.7%

Other Repurchase Agreement - 9.7%
With:
BNP Paribas Securities Corp. at 0.28%, dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $8,240,064, 3.5% - 6.33%, 8/15/41 - 3/20/43)	8,000,062	8,000,000
Citigroup Global Markets, Inc. at:
0.18%, dated 3/31/15 due 4/1/15 (Collateralized by Equity Securities valued at $8,640,055)	8,000,040	8,000,000
1%, dated 11/18/14 due 6/16/15 (Collateralized by Corporate Obligations valued at $9,756,180, 0% - 5.01%, 1/25/37 - 12/20/49)	9,052,500	9,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.46%, dated 3/25/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $4,121,759, 3.25%, 10/16/53)	4,000,358	4,000,000
0.75%, dated:
10/31/14 due 4/2/15 (Collateralized by U.S. Government Obligations valued at $5,168,676, 0.22% - 3.5%, 7/16/29 - 10/16/53)	5,015,938	5,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at: - continued
0.75%, dated: - continued
11/3/14 due 4/8/15 (Collateralized by U.S. Government Obligations valued at $3,100,347, 3.25%, 10/16/53)	$ 3,009,750	$ 3,000,000
11/4/14 due 4/10/15 (Collateralized by U.S. Government Obligations valued at $5,168,964, 3.25%, 10/16/53)	5,016,354	5,000,000
11/5/14 due 4/6/15 (Collateralized by U.S. Government Obligations valued at $7,234,344, 4.4%, 5/16/51)	7,022,167	7,000,000
11/26/14 due 4/30/15 (Collateralized by U.S. Government Obligations valued at $2,068,617, 3.25%, 10/16/53)	2,006,458	2,000,000
0.83%, dated 3/19/15 due 8/17/15 (Collateralized by U.S. Government Obligations valued at $6,183,112, 4.4%, 5/16/51)	6,020,888	6,000,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 3/25/15 due 4/7/15 (Collateralized by Equity Securities valued at $5,435,168)	5,001,558	5,000,000
0.73%, dated 2/19/15 due 6/29/15 (Collateralized by Equity Securities valued at $9,790,748)	9,032,850	9,000,000
J.P. Morgan Securities, LLC at:
0.25%, dated 3/25/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $10,300,522, 6.33% - 6.58%, 11/25/26 - 5/25/42)	10,000,486	10,000,000
0.73%, dated:
2/4/15 due 6/29/15 (Collateralized by Mortgage Loan Obligations valued at $10,815,185, 1.22% - 6.35%, 4/15/45 - 12/12/49)	10,036,500	10,000,000
2/9/15 due 6/29/15 (Collateralized by Equity Securities valued at $6,528,493)	6,022,143	6,000,000
2/12/15 due 6/29/15 (Collateralized by Mortgage Loan Obligations valued at $12,975,845, 2.37% - 6.18%, 5/25/22 - 2/12/51)	12,043,800	12,000,000

	Maturity Amount	Value
Merrill Lynch, Pierce, Fenner & Smith at:
0.27%, dated 3/27/15 due 4/2/15 (Collateralized by U.S. Government Obligations valued at $13,390,502, 2.5% - 3%, 11/15/29 - 10/20/39)	$ 13,000,585	$ 13,000,000
0.81%, dated 3/6/15 due 6/4/15 (Collateralized by Equity Securities valued at $15,128,870)	14,028,350	14,000,000
0.85%, dated 3/13/15 due 5/13/15 (Collateralized by Mortgage Loan Obligations valued at $17,287,752, 0.32% - 3.25%, 4/15/35 - 11/7/42)	16,023,044	16,000,000
0.95%, dated:
1/5/15 due 5/6/15 (Collateralized by Mortgage Loan Obligations valued at $4,329,804, 1.26% - 4.94%, 11/25/35 - 5/5/36)	4,012,772	4,000,000
1/6/15 due 5/6/15 (Collateralized by Mortgage Loan Obligations valued at $2,164,845, 0.91%, 5/25/47)	2,006,333	2,000,000
2/25/15 due 6/25/15 (Collateralized by Corporate Obligations valued at $6,485,985, 0.37% - 1.61%, 2/25/36 - 8/7/38)	6,019,000	6,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.24%, dated 3/9/15 due 4/7/15 (Collateralized by Corporate Obligations valued at $1,050,161, 0.65% - 6.25%, 6/15/17 - 7/1/38)	1,000,207	1,000,000
0.26%, dated:
3/3/15 due 4/2/15 (Collateralized by Equity Securities valued at $2,160,463)	2,000,433	2,000,000
3/11/15 due 4/7/15 (Collateralized by Equity Securities valued at $6,480,993)	6,001,300	6,000,000
3/12/15 due 4/7/15 (Collateralized by Equity Securities valued at $2,160,345)	2,000,477	2,000,000
3/27/15 due 4/7/15 (Collateralized by Equity Securities valued at $1,080,044)	1,000,224	1,000,000
0.31%, dated:
3/9/15 due 4/7/15 (Collateralized by Municipal Bond Obligations valued at $2,100,416, 3.25% - 7.43%, 6/1/22 - 6/1/33)	2,000,534	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at: - continued
0.31%, dated: - continued
3/11/15 due 4/7/15 (Collateralized by Corporate Obligations valued at $2,100,381, 0.65% - 8.13%, 7/18/15 - 7/15/43)	$ 2,000,568	$ 2,000,000
Mizuho Securities U.S.A., Inc. at:
0.16%, dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $14,420,064, 5.91% - 7.53%, 11/25/35 - 5/25/36)	14,000,062	14,000,000
0.32%, dated:
3/18/15 due 4/1/15 (Collateralized by Equity Securities valued at $1,080,141)	1,000,124	1,000,000
3/20/15 due 4/2/15 (Collateralized by Equity Securities valued at $4,320,465)	4,000,462	4,000,000
3/24/15 due 4/7/15 (Collateralized by Equity Securities valued at $1,080,082)	1,000,124	1,000,000
3/27/15 due 4/7/15 (Collateralized by Equity Securities valued at $1,080,052)	1,000,124	1,000,000
0.52%, dated 3/25/15 due 4/7/15 (Collateralized by Mortgage Loan Obligations valued at $1,050,107, 5.57%, 6/17/49)	1,000,202	1,000,000
0.91%, dated:
1/15/15 due 4/15/15 (Collateralized by Corporate Obligations valued at $2,164,150, 0.57%, 1/25/36)	2,004,550	2,000,000
1/20/15 due 4/20/15 (Collateralized by Corporate Obligations valued at $2,163,877, 0.57%, 1/25/36)	2,004,550	2,000,000
2/2/15 due 5/1/15 (Collateralized by Corporate Obligations valued at $2,163,167, 0.65% - 0.92%, 1/25/35 - 2/25/35)	2,004,449	2,000,000
2/3/15 due 5/4/15 (Collateralized by Corporate Obligations valued at $1,081,557, 0.94% - 1.32%, 2/25/35 - 11/25/35)	1,002,275	1,000,000
3/2/15 due 6/1/15 (Collateralized by Corporate Obligations valued at $2,161,639, 0.57%, 1/25/36)	2,004,601	2,000,000
1.03%, dated 1/5/15 due 5/5/15 (Collateralized by Corporate Obligations valued at $2,165,315, 0.57%, 1/25/36)	2,006,867	2,000,000

	Maturity Amount	Value
RBC Capital Markets Co. at:
0.24%, dated 3/18/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $3,089,018, 2.26% - 6.51%, 2/1/28 - 2/25/45)	$ 3,000,280	$ 3,000,000
0.31%, dated 3/23/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $4,107,868, 1.88% - 8%, 12/25/22 - 1/20/45)	4,003,169	4,000,000
0.38%, dated:
2/17/15 due 4/7/15 (Collateralized by Equity Securities valued at $3,241,472)	3,002,850	3,000,000
3/10/15 due 4/7/15 (Collateralized by Municipal Bond Obligations valued at $2,100,488, 4% - 5%, 2/1/38 - 6/1/39)	2,001,900	2,000,000
0.4%, dated:
3/9/15 due 4/7/15 (Collateralized by Corporate Obligations valued at $1,080,276, 3.75% - 8.88%, 2/15/19 - 2/15/25)	1,000,344	1,000,000
3/24/15 due 4/7/15 (Collateralized by Mortgage Loan Obligations valued at $1,080,096, 0.46% - 5.99%, 7/25/35 - 2/25/37)	1,000,156	1,000,000
0.42%, dated 3/9/15 due 4/7/15 (Collateralized by Mortgage Loan Obligations valued at $3,240,869, 0.46% - 6.02%, 6/25/35 - 12/10/49)	3,001,085	3,000,000
SG Americas Securities, LLC at:
0.37%, dated 3/27/15 due 4/2/15 (Collateralized by Equity Securities valued at $5,400,279)	5,000,308	5,000,000
0.48%, dated 3/25/15 due 4/1/15 (Collateralized by Corporate Obligations valued at $8,486,858, 3.88% - 10.75%, 10/10/22 - 10/15/97)	8,000,747	8,000,000
Wells Fargo Securities, LLC at 0.75%, dated 1/28/15 due 4/28/15 (Collateralized by Corporate Obligations valued at $1,083,326, 2.13%, 12/15/37)	1,001,875	1,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $244,000,000)		244,000,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,496,448,692)		2,496,448,692
NET OTHER ASSETS (LIABILITIES) - 0.4%		9,751,318
NET ASSETS - 100%		$ 2,506,200,010
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,000,000 or 1.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$385,203,000 due 4/01/15 at 0.16%
BNP Paribas Securities Corp.	$ 47,423,331
BNY Mellon Capital Markets LLC	81,064,990
Bank of America NA	93,349,454
HSBC Securities (USA), Inc.	27,986,690
ING Financial Markets LLC	5,674,549
J.P. Morgan Securities, Inc.	98,525,144
Mizuho Securities USA, Inc.	31,178,842
$ 385,203,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2015, the cost of investment securities for income tax purposes was $2,496,448,692.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

March 31, 2015

1.799886.111

VIPSI-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.3%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.7%
AA Bond Co. Ltd. 3.781% 7/31/43 (Reg S.)	GBP	700,000	$ 1,088,951
Affinia Group, Inc. 7.75% 5/1/21		110,000	113,850
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (c)(f)(l)		252,900	10,748
Chassix, Inc. 9.25% 8/1/18 (c)(f)		850,000	644,938
Dana Holding Corp.:
5.375% 9/15/21		380,000	395,200
6% 9/15/23		380,000	404,700
6.75% 2/15/21		1,105,000	1,165,775
Delphi Automotive PLC 1.5% 3/10/25	EUR	900,000	962,848
Delphi Corp. 5% 2/15/23		953,000	1,022,093
Exide Technologies 8.625% 2/1/18 (c)		1,190,000	11,900
International Automotive Components Group SA 9.125% 6/1/18 (f)		495,000	503,044
Lear Corp. 4.75% 1/15/23		665,000	668,325
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (f)(l)		375,000	396,563
6.75% 11/15/22 pay-in-kind (f)(l)		495,000	534,600
Tenneco, Inc. 6.875% 12/15/20		545,000	577,700
			8,501,235
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		900,000	943,875
8.25% 6/15/21		900,000	998,199
General Motors Financial Co., Inc. 4.25% 5/15/23		270,000	279,709
			2,221,783
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		160,000	162,000
LKQ Corp. 4.75% 5/15/23		115,000	112,700
			274,700
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (f)		2,490,000	2,353,050
Hotels, Restaurants & Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (f)		220,000	187,000
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	2,650,000	747,286
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		2,845,000	2,183,538

		Principal Amount (d)	Value
Choice Hotels International, Inc. 5.75% 7/1/22		$ 145,000	$ 157,325
FelCor Lodging LP 5.625% 3/1/23		440,000	454,300
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		210,000	215,775
4.875% 11/1/20		545,000	558,625
5.375% 11/1/23		430,000	444,513
Graton Economic Development Authority 9.625% 9/1/19 (f)		1,080,000	1,182,600
Landry's Acquisition Co. 9.375% 5/1/20 (f)		95,000	101,888
MCE Finance Ltd. 5% 2/15/21 (f)		1,175,000	1,098,625
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(l)		125,000	124,688
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		317,080	343,239
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	101,500
Playa Resorts Holding BV 8% 8/15/20 (f)		1,640,000	1,672,800
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		460,000	470,350
Scientific Games Corp. 10% 12/1/22 (f)		1,145,000	1,070,575
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		785,000	806,588
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/49 (c)(f)		24,461	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (f)		290,000	276,950
			12,198,165
Household Durables - 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		335,000	346,725
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		740,000	773,300
D.R. Horton, Inc.:
4.375% 9/15/22		565,000	565,000
4.75% 2/15/23		465,000	473,138
5.75% 8/15/23		255,000	276,038
Lennar Corp. 4.5% 11/15/19		425,000	436,688
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,555,000	2,641,231
6.875% 2/15/21		565,000	594,663
8.25% 2/15/21		625,000	668,750
9.875% 8/15/19		121,000	129,470
Springs Industries, Inc. 6.25% 6/1/21		160,000	158,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 220,000	$ 251,350
8.375% 1/15/21		420,000	486,150
Tempur Sealy International, Inc. 6.875% 12/15/20		210,000	224,175
Toll Brothers Finance Corp.:
4.375% 4/15/23		1,106,000	1,117,060
5.875% 2/15/22		565,000	620,088
William Lyon Homes, Inc. 8.5% 11/15/20		250,000	270,625
			10,032,451
Internet & Catalog Retail - 0.1%
Netflix, Inc. 5.375% 2/1/21 (f)		420,000	434,427
Priceline Group, Inc. 1.8% 3/3/27	EUR	800,000	856,448
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (f)		580,000	582,900
			1,873,775
Media - 3.7%
Altice SA 7.75% 5/15/22 (f)		3,075,000	3,126,891
AMC Networks, Inc. 4.75% 12/15/22		320,000	318,598
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)		790,000	816,663
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	1,000,000	1,109,021
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		115,000	120,463
5.625% 2/15/24		125,000	130,938
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,565,000	1,580,650
5.25% 3/15/21		520,000	532,350
5.25% 9/30/22		740,000	756,650
5.75% 9/1/23		500,000	522,500
5.75% 1/15/24		555,000	576,506
6.5% 4/30/21		935,000	981,750
6.625% 1/31/22		820,000	876,375
7.375% 6/1/20		555,000	593,156
CCOH Safari LLC:
5.5% 12/1/22		565,000	577,713
5.75% 12/1/24		565,000	581,950
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		660,000	695,475
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		1,490,000	1,488,138

		Principal Amount (d)	Value
Cinemark U.S.A., Inc.:
4.875% 6/1/23		$ 525,000	$ 522,375
5.125% 12/15/22		155,000	157,325
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (l)		566,312	448,362
Comcast Corp. 5.5% 11/23/29	GBP	550,000	1,061,455
DISH DBS Corp.:
5% 3/15/23		1,481,000	1,439,976
5.125% 5/1/20		50,000	50,375
5.875% 7/15/22		1,595,000	1,620,919
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		245,000	238,875
Gannett Co., Inc.:
4.875% 9/15/21 (f)		410,000	418,200
5.5% 9/15/24 (f)		410,000	428,963
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,418,025
8.5% 7/15/29		230,000	255,875
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		1,560,000	1,723,800
MDC Partners, Inc. 6.75% 4/1/20 (f)		595,000	626,981
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(l)		955,000	959,775
Myriad International Holding BV 6% 7/18/20 (f)		220,000	242,550
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)		295,000	296,844
Numericable Group SA:
4.875% 5/15/19 (f)		820,000	815,900
6% 5/15/22 (f)		5,920,000	5,994,000
6.25% 5/15/24 (f)		3,880,000	3,928,500
Quebecor Media, Inc. 5.75% 1/15/23		790,000	813,700
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		315,000	333,900
Regal Entertainment Group 5.75% 6/15/23		1,015,000	1,025,150
Sinclair Television Group, Inc. 5.375% 4/1/21		520,000	533,650
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		650,000	643,500
4.625% 5/15/23 (f)		260,000	250,250
5.25% 8/15/22 (f)		750,000	791,250
5.375% 4/15/25 (f)		620,000	623,100
Sky PLC 2.5% 9/15/26 (Reg. S)	EUR	850,000	1,011,215
Starz LLC/Starz Finance Corp. 5% 9/15/19		440,000	452,100
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		800,000	829,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		575,000	601,623
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
VTR Finance BV 6.875% 1/15/24 (f)		$ 630,000	$ 653,625
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(l)		120,000	122,850
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		115,000	115,000
6.75% 4/15/22 (f)		465,000	440,588
			47,275,363
Multiline Retail - 0.1%
Family Tree Escrow LLC:
5.25% 3/1/20 (f)		175,000	183,313
5.75% 3/1/23 (f)		875,000	920,938
			1,104,251
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		140,000	142,800
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (f)(l)		265,000	270,963
Jaguar Land Rover PLC 4.25% 11/15/19 (f)		565,000	579,408
L Brands, Inc. 5.625% 10/15/23		520,000	577,200
L Brands, Inc. 5.625% 2/15/22		685,000	753,500
Sally Holdings LLC 6.875% 11/15/19		325,000	343,688
Sonic Automotive, Inc. 5% 5/15/23		85,000	84,150
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		840,000	868,980
The Men's Wearhouse, Inc. 7% 7/1/22 (f)		200,000	210,500
			3,831,189
Textiles, Apparel & Luxury Goods - 0.1%
Polymer Group, Inc.:
6.875% 6/1/19 (f)		215,000	205,325
7.75% 2/1/19		121,000	125,538
PVH Corp. 4.5% 12/15/22		1,137,000	1,154,055
			1,484,918
TOTAL CONSUMER DISCRETIONARY			91,150,880
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		415,000	427,450
4.75% 11/15/24		560,000	592,200
			1,019,650
Food & Staples Retailing - 0.4%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(l)		290,000	256,650

		Principal Amount (d)	Value
9.25% 2/15/19 (f)		$ 585,000	$ 589,388
ESAL GmbH 6.25% 2/5/23 (f)		1,075,000	1,045,438
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (f)		155,000	153,838
Minerva Luxmbourg SA 7.75% 1/31/23 (Reg. S)		290,000	285,650
Rite Aid Corp.:
6.125% 4/1/23 (f)(h)		1,155,000	1,183,875
6.75% 6/15/21		1,470,000	1,563,713
9.25% 3/15/20		360,000	396,900
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		152,000	165,680
			5,641,132
Food Products - 0.8%
B&G Foods, Inc. 4.625% 6/1/21		565,000	564,294
Barry Callebaut Services NV 5.5% 6/15/23 (f)		635,000	675,323
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		590,000	620,975
Gruma S.A.B. de CV 4.875% 12/1/24 (f)		275,000	290,469
H.J. Heinz Co. 4.25% 10/15/20		1,040,000	1,067,040
JBS Investments GmbH 7.25% 4/3/24 (f)		1,565,000	1,604,125
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)		312,000	315,900
7.25% 6/1/21 (f)		350,000	369,688
8.25% 2/1/20 (f)		330,000	350,625
Mondelez International, Inc.:
1% 3/7/22	EUR	400,000	432,298
1.625% 3/8/27	EUR	1,000,000	1,081,874
2.375% 3/6/35	EUR	400,000	450,549
Pilgrim's Pride Corp. 5.75% 3/15/25 (f)		865,000	884,463
Post Holdings, Inc.:
6% 12/15/22 (f)		290,000	279,850
7.375% 2/15/22		370,000	382,950
Sigma Alimentos SA de CV 6.875% 12/16/19 (f)		250,000	288,250
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	204,000
			9,862,673
Household Products - 0.1%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		850,000	901,000
6.625% 11/15/22		175,000	187,250
			1,088,250
Personal Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	120,150
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Personal Products - continued
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		$ 135,000	$ 127,238
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		725,000	734,063
8.125% 2/1/20		75,000	80,438
Revlon Consumer Products Corp. 5.75% 2/15/21		1,979,000	2,043,318
			3,105,207
Tobacco - 0.1%
BAT International Finance PLC 2% 3/13/45 (Reg. S)	EUR	1,000,000	1,074,079
TOTAL CONSUMER STAPLES			21,790,991
ENERGY - 6.2%
Energy Equipment & Services - 0.4%
Basic Energy Services, Inc. 7.75% 10/15/22		375,000	277,500
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (f)		395,000	343,650
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	350,350
Forbes Energy Services Ltd. 9% 6/15/19		350,000	238,000
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	670,313
Gulfmark Offshore, Inc. 6.375% 3/15/22		20,000	15,650
Kinder Morgan, Inc. 2.25% 3/16/27	EUR	1,100,000	1,202,132
Offshore Group Investment Ltd.:
7.125% 4/1/23		635,000	360,363
7.5% 11/1/19		258,000	147,060
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		1,010,000	909,000
Precision Drilling Corp.:
5.25% 11/15/24 (f)		540,000	452,358
6.5% 12/15/21		90,000	83,475
Summit Midstream Holdings LLC 7.5% 7/1/21		220,000	228,800
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	130,200
Unit Corp. 6.625% 5/15/21		120,000	112,800
			5,521,651
Oil, Gas & Consumable Fuels - 5.8%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		735,000	740,513
4.875% 3/15/24		315,000	316,575
Afren PLC:
6.625% 12/9/20 (f)		670,000	301,500

		Principal Amount (d)	Value
10.25% 4/8/19 (Reg. S)		$ 800,000	$ 372,000
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (f)		885,000	674,813
7.375% 11/1/21 (f)		230,000	174,800
Antero Resources Corp. 5.625% 6/1/23 (f)		525,000	519,750
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20		125,000	141,250
Carrizo Oil & Gas, Inc.:
7.5% 9/15/20		1,020,000	1,048,050
8.625% 10/15/18		2,695,000	2,809,538
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	114,700
Citgo Holding, Inc. 10.75% 2/15/20 (f)		870,000	896,100
Citgo Petroleum Corp. 6.25% 8/15/22 (f)		795,000	771,150
Concho Resources, Inc.:
5.5% 4/1/23		1,370,000	1,380,138
6.5% 1/15/22		575,000	602,313
CONSOL Energy, Inc. 8% 4/1/23 (f)		865,000	853,106
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		695,000	698,475
6.125% 3/1/22		963,000	970,223
6.25% 4/1/23 (f)		475,000	479,750
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,070,000
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	436,800
EDC Finance Ltd. 4.875% 4/17/20 (f)		1,000,000	827,076
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		320,000	308,800
Energy Partners Ltd. 8.25% 2/15/18		1,090,000	806,600
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (f)		735,000	699,169
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		482,500	439,075
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		560,000	574,000
9.375% 5/1/20		225,000	235,688
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	241,250
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		400,000	402,112
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)		130,000	128,050
Goodrich Petroleum Corp. 8.875% 3/15/19		305,000	143,350
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		$ 395,000	$ 425,613
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (f)		510,000	479,400
7.625% 4/15/21 (f)		380,000	395,200
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		485,000	477,725
Jupiter Resources, Inc. 8.5% 10/1/22 (f)		860,000	705,200
KazMunaiGaz Finance Sub BV 6% 11/7/44 (f)		290,000	231,783
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		485,000	380,822
Kinder Morgan, Inc.:
1.5% 3/16/22	EUR	700,000	755,558
5.625% 11/15/23 (f)		355,000	390,371
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		290,000	267,525
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		600,000	618,750
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24		870,000	889,488
5.5% 2/15/23		350,000	359,625
6.25% 6/15/22		898,000	938,410
Newfield Exploration Co.:
5.375% 1/1/26		720,000	727,290
5.625% 7/1/24		525,000	546,000
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		235,000	241,300
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		740,000	636,326
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		2,105,000	1,399,194
Pan American Energy LLC 7.875% 5/7/21 (f)		255,000	264,563
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		930,000	982,313
Peabody Energy Corp. 10% 3/15/22 (f)		1,150,000	1,017,750
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,000,000	1,145,000
8.625% 12/1/23 (e)		250,000	313,500
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)		870,000	626,400
Petrobras Global Finance BV:
1.8806% 5/20/16 (l)		555,000	524,531
2.3933% 1/15/19 (l)		740,000	641,025
3% 1/15/19		300,000	258,996
3.25% 3/17/17		300,000	276,750

		Principal Amount (d)	Value
6.25% 3/17/24		$ 500,000	$ 471,400
7.25% 3/17/44		270,000	253,525
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		280,000	259,722
6.875% 1/20/40		955,000	867,675
Petroleos de Venezuela SA:
5.375% 4/12/27		880,000	270,556
5.5% 4/12/37		285,000	87,638
8.5% 11/2/17 (f)		6,580,000	4,342,800
9.75% 5/17/35 (f)		1,365,000	519,383
12.75% 2/17/22 (f)		1,155,000	534,678
Petroleos Mexicanos:
3.5% 1/30/23		495,000	483,368
4.875% 1/24/22		510,000	541,238
4.875% 1/18/24		445,000	471,033
5.5% 1/21/21		445,000	488,388
5.5% 6/27/44		605,000	610,294
5.5% 6/27/44 (f)		530,000	534,638
5.625% 1/23/46 (f)		280,000	284,200
6% 3/5/20		345,000	393,473
6.375% 1/23/45		765,000	855,270
6.5% 6/2/41		940,000	1,064,550
6.625% (f)(g)		2,535,000	2,547,675
Petronas Capital Ltd.:
3.125% 3/18/22 (f)		295,000	297,207
3.5% 3/18/25 (f)		315,000	317,898
PT Pertamina Persero:
4.875% 5/3/22 (f)		375,000	390,600
5.25% 5/23/21 (f)		295,000	313,880
6% 5/3/42 (f)		175,000	177,275
6.5% 5/27/41 (f)		915,000	982,481
QEP Resources, Inc. 5.25% 5/1/23		610,000	597,800
Range Resources Corp. 5% 3/15/23		960,000	955,200
Rice Energy, Inc.:
6.25% 5/1/22		325,000	316,875
7.25% 5/1/23 (f)		340,000	340,000
Rosetta Resources, Inc.:
5.625% 5/1/21		485,000	455,900
5.875% 6/1/22		545,000	513,663
RSP Permian, Inc. 6.625% 10/1/22 (f)		230,000	231,150
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (f)		1,175,000	1,161,781
SemGroup Corp. 7.5% 6/15/21		440,000	460,900
Sibur Securities Ltd. 3.914% 1/31/18 (f)		725,000	652,225
Southern Star Central Corp. 5.125% 7/15/22 (f)		320,000	328,800
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (f)		405,000	417,150
Teekay Corp. 8.5% 1/15/20		295,000	331,138
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teine Energy Ltd. 6.875% 9/30/22 (f)		$ 590,000	$ 536,900
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	64,306
Tesoro Corp.:
4.25% 10/1/17		305,000	317,200
5.375% 10/1/22		345,000	360,525
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (f)		320,000	329,600
5.875% 10/1/20		82,000	84,255
6.125% 10/15/21		300,000	309,000
6.25% 10/15/22 (f)		345,000	357,075
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		1,225,895	1,228,959
W&T Offshore, Inc. 8.5% 6/15/19		505,000	305,525
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (f)		240,000	244,800
Western Refining, Inc. 6.25% 4/1/21		955,000	950,225
Whiting Petroleum Corp.:
5% 3/15/19		385,000	378,263
5.75% 3/15/21		385,000	382,113
WPX Energy, Inc. 6% 1/15/22		690,000	641,700
YPF SA:
8.75% 4/4/24 (f)		1,390,000	1,422,109
8.875% 12/19/18 (f)		1,375,000	1,410,681
Zhaikmunai International BV 7.125% 11/13/19 (f)		975,000	836,063
			72,375,848
TOTAL ENERGY			77,897,499
FINANCIALS - 8.2%
Banks - 2.9%
Banco Daycoval SA 5.75% 3/19/19 (f)		200,000	201,300
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		183,519	200,035
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (f)		250,000	260,150
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	850,000	935,508
Bank of Ireland 1.25% 4/9/20	EUR	2,300,000	2,457,000
Bankia SA 1% 9/25/25 (Reg. S)	EUR	600,000	645,404
Banque Centrale de Tunisie 5.75% 1/30/25 (f)		460,000	464,025
BBVA Bancomer SA 6.75% 9/30/22 (f)		175,000	197,873

		Principal Amount (d)	Value
BBVA Paraguay SA 9.75% 2/11/16 (f)		$ 600,000	$ 630,698
Biz Finance PLC:
8.375% 4/27/15 (Reg. S)		305,000	152,500
8.75% 1/22/18 (State Export-Import Bank of Ukraine JSC for Biz Finance PLC)(Reg. S)		200,000	80,200
CIT Group, Inc.:
5% 8/15/22		845,000	867,181
5.375% 5/15/20		1,055,000	1,110,388
5.5% 2/15/19 (f)		2,355,000	2,449,200
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	1,200,000	1,375,398
Credit Agricole SA 2.625% 3/17/27 (Reg. S)	EUR	1,100,000	1,213,868
Development Bank of Philippines 8.375% (g)(l)		845,000	895,292
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	16,500,000	262,897
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		600,000	608,280
6.25% 4/30/19 (f)		275,000	279,469
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		890,000	912,627
7.75% 7/5/17 (Reg. S)		200,000	205,085
GTB Finance BV:
6% 11/8/18 (f)		880,000	809,776
7.5% 5/19/16 (f)		600,000	600,000
HBOS PLC 4.5% 3/18/30 (l)	EUR	100,000	124,164
HSBC Bank PLC 5% 3/20/23 (l)	GBP	500,000	793,363
HSBK BV 7.25% 5/3/17 (f)		1,100,000	1,105,608
ING Bank NV 6.125% 5/29/23 (l)	EUR	1,400,000	1,727,333
Intesa Sanpaolo SpA:
1.125% 1/14/20 (Reg. S)	EUR	1,000,000	1,084,187
1.125% 3/4/22	EUR	1,200,000	1,287,048
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		480,000	467,856
6.2% 12/21/21 (Reg. S)		425,000	445,485
JPMorgan Chase & Co. 1.875% 2/10/20 (Reg. S)	GBP	600,000	890,670
JPMorgan Chase Bank 3.5% 12/18/26	GBP	800,000	1,287,900
KBC Groep NV 1.875% 3/11/27 (Reg. S) (l)	EUR	1,300,000	1,389,131
Lloyds Bank PLC:
5.75% 7/9/25 (l)	GBP	750,000	1,235,600
6.5% 3/24/20	EUR	650,000	870,050
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		400,000	393,000
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		360,000	356,580
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	1,000,000	$ 1,095,937
RSHB Capital SA:
5.298% 12/27/17 (f)		440,000	414,700
6% 6/3/21 (f)(l)		200,000	161,200
SB Capital SA 5.5% 2/26/24 (f)(l)		990,000	760,568
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (f)		200,000	199,732
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (f)(l)		280,000	273,336
UniCredit SpA 3.25% 1/14/21 (Reg. S)	EUR	900,000	1,082,924
Zenith Bank PLC 6.25% 4/22/19 (f)		1,080,000	988,200
			36,248,726
Capital Markets - 0.3%
Argos Merger Sub, Inc. 7.125% 3/15/23 (f)		865,000	896,356
Deutsche Bank AG 2.75% 2/17/25 (Reg. S)	EUR	300,000	331,061
Goldman Sachs Group, Inc. 2.875% 6/3/26 (Reg. S)	EUR	500,000	612,652
Morgan Stanley 5.375% 8/10/20	EUR	900,000	1,192,818
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (l)		155,000	156,550
			3,189,437
Consumer Finance - 2.1%
Ally Financial, Inc.:
4.125% 2/13/22		1,160,000	1,131,000
5.125% 9/30/24		1,655,000	1,706,719
7.5% 9/15/20		2,219,000	2,599,004
8% 3/15/20		3,988,000	4,755,690
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		400,000	409,800
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	1,000,000	1,080,053
General Motors Acceptance Corp. 8% 11/1/31		1,979,000	2,572,700
GMAC LLC 8% 11/1/31		5,653,000	7,066,250
Navient Corp.:
5% 10/26/20		395,000	387,594
5.875% 10/25/24		850,000	794,750
SLM Corp.:
5.5% 1/25/23		2,410,000	2,295,525
7.25% 1/25/22		1,340,000	1,413,700
8% 3/25/20		725,000	804,823
			27,017,608

		Principal Amount (d)	Value
Diversified Financial Services - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (f)		$ 995,000	$ 1,028,581
Caisse d'Amortissement de la Dette Sociale 0.5% 5/25/23 (Reg. S)	EUR	1,900,000	2,072,324
Cimpor Financial Operations BV 5.75% 7/17/24 (f)		370,000	307,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		855,000	871,031
5.875% 2/1/22		3,505,000	3,610,150
6% 8/1/20		2,980,000	3,095,624
KfW 2.6% 6/20/37	JPY	75,000,000	808,849
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		400,000	384,100
MSCI, Inc. 5.25% 11/15/24 (f)		345,000	356,644
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (l)	EUR	1,700,000	1,971,516
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		575,000	443,900
7.75% 1/27/18		630,000	560,700
Unite (USAF) II PLC 3.374% 6/30/28	GBP	450,000	700,326
Wellcome Trust Ltd. 1.125% 1/21/27 (Reg. S)	EUR	700,000	767,224
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	500,000	581,307
			17,559,376
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		1,135,000	1,163,375
NN Group NV 1% 3/18/22 (Reg. S)	EUR	400,000	427,930
Society of Lloyd's 4.75% 10/30/24	GBP	200,000	322,149
			1,913,454
Real Estate Investment Trusts - 0.7%
Crown Castle International Corp. 5.25% 1/15/23		855,000	897,750
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		85,000	86,700
Iron Mountain, Inc. 5.75% 8/15/24		385,000	389,813
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		475,000	514,283
6.875% 5/1/21		725,000	780,281
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,385,000	1,475,025
6.75% 10/15/22		725,000	765,781
Prologis LP 3% 6/2/26	EUR	700,000	853,746
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
The GEO Group, Inc.:
5.125% 4/1/23		$ 200,000	$ 204,000
5.875% 10/15/24		3,000,000	3,120,000
			9,087,379
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		1,075,000	1,123,375
5.25% 3/15/25		665,000	714,875
Deutsche Annington Finance BV:
2.125% 7/9/22 (Reg. S)	EUR	365,000	418,004
4% (Reg. S) (g)(l)	EUR	200,000	226,878
Howard Hughes Corp. 6.875% 10/1/21 (f)		1,210,000	1,267,475
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	94,690
Realogy Corp. 9% 1/15/20 (f)		1,085,000	1,182,650
Scentre Management Ltd./ RE1 Ltd. 2.25% 7/16/24 (Reg. S)	EUR	687,000	804,236
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		785,000	777,150
7.75% 4/15/20 (f)		277,000	293,620
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		320,000	312,400
5.875% 6/15/24 (f)		780,000	762,450
			7,977,803
Thrifts & Mortgage Finance - 0.1%
Cassa Depositi E Prestiti SpA 1.5% 4/9/25 (Reg. S)	EUR	800,000	859,245
TOTAL FINANCIALS			103,853,028
HEALTH CARE - 2.7%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		230,000	240,925
Health Care Providers & Services - 1.6%
AmSurg Corp. 5.625% 7/15/22		520,000	531,700
Community Health Systems, Inc.:
5.125% 8/15/18		495,000	510,469
5.125% 8/1/21		355,000	365,650
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,254,600
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	653,625
5.875% 3/15/22		1,915,000	2,120,269
5.875% 5/1/23		2,145,000	2,316,600
6.5% 2/15/20		2,410,000	2,713,660
7.5% 2/15/22		1,175,000	1,370,344
7.75% 5/15/21		2,577,000	2,742,083

		Principal Amount (d)	Value
HealthSouth Corp.:
5.125% 3/15/23		$ 330,000	$ 335,775
5.75% 11/1/24		760,000	790,400
8.125% 2/15/20		575,000	598,719
InVentiv Health, Inc. 11% 8/15/18 (e)(f)		75,000	72,000
Kindred Escrow Corp. II:
8% 1/15/20 (f)		570,000	611,681
8.75% 1/15/23 (f)		430,000	470,850
MPH Acquisition Holdings LLC 6.625% 4/1/22 (f)		250,000	259,063
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		530,000	539,275
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		330,000	348,975
5.5% 2/1/21		265,000	282,556
Tenet Healthcare Corp. 6.875% 11/15/31		1,210,000	1,119,250
Truven Health Analytics, Inc. 10.625% 6/1/20		435,000	456,750
			20,464,294
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)(l)		540,000	552,150
Thermo Fisher Scientific, Inc. 2% 4/15/25	EUR	1,100,000	1,247,550
			1,799,700
Pharmaceuticals - 1.0%
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (f)		800,000	824,000
Merck KGaA:
2.625% 12/12/74 (Reg. S) (l)	EUR	500,000	551,506
3.375% 12/12/74 (Reg. S) (l)	EUR	800,000	925,446
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		657,000	729,270
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		635,000	644,525
6.75% 8/15/21 (f)		580,000	606,100
7.5% 7/15/21 (f)		575,000	621,897
VPI Escrow Corp. 6.375% 10/15/20 (f)		1,295,000	1,345,181
VRX Escrow Corp.:
5.375% 3/15/20 (f)		1,010,000	1,018,838
5.875% 5/15/23 (f)		2,740,000	2,808,500
6.125% 4/15/25 (f)		1,800,000	1,863,000
			11,938,263
TOTAL HEALTH CARE			34,443,182
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind		$ 52,613	$ 42,715
Bombardier, Inc. 6.125% 1/15/23 (f)		235,000	222,075
GenCorp, Inc. 7.125% 3/15/21		140,000	149,800
Huntington Ingalls Industries, Inc. 5% 12/15/21 (f)		345,000	359,663
KLX, Inc. 5.875% 12/1/22 (f)		1,455,000	1,451,363
Triumph Group, Inc. 4.875% 4/1/21		520,000	508,300
			2,733,916
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. 7.875% 9/1/19 (f)		665,000	704,069
Airlines - 0.4%
Air Canada:
5.375% 11/15/22 (f)		170,787	178,473
7.75% 4/15/21 (f)		470,000	502,900
Allegiant Travel Co. 5.5% 7/15/19		160,000	164,800
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		372,000	388,002
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		45,111	48,043
6.125% 4/29/18		180,000	189,900
7.25% 11/10/19		302,114	348,942
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		550,663	646,368
8.021% 8/10/22		169,118	196,177
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		257,571	252,419
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		103,030	119,443
8.028% 11/1/17		30,948	34,794
U.S. Airways Group, Inc. 6.125% 6/1/18		790,000	831,475
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		399,400	472,291
Series 2012-2 Class B, 6.75% 12/3/22		179,926	194,320
Series 2013-1 Class B, 5.375% 5/15/23		242,343	252,642
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		315,794	350,531
United Continental Holdings, Inc. 6.375% 6/1/18		105,000	111,169
			5,282,689

		Principal Amount (d)	Value
Building Products - 0.0%
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (f)		$ 185,000	$ 188,238
6.125% 4/1/25 (f)		185,000	186,388
			374,626
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21		1,560,000	1,661,400
APX Group, Inc.:
6.375% 12/1/19		485,000	482,575
8.75% 12/1/20		686,000	632,835
Bakercorp International, Inc. 8.25% 6/1/19		75,000	65,063
Cenveo Corp. 6% 8/1/19 (f)		315,000	295,313
Clean Harbors, Inc.:
5.125% 6/1/21		320,000	325,581
5.25% 8/1/20		1,050,000	1,073,625
Covanta Holding Corp.:
5.875% 3/1/24		370,000	382,950
7.25% 12/1/20		430,000	456,875
Garda World Security Corp. 7.25% 11/15/21 (f)		225,000	221,063
R.R. Donnelley & Sons Co.:
6% 4/1/24		230,000	237,475
7% 2/15/22		385,000	424,463
7.875% 3/15/21		520,000	594,880
TMS International Corp. 7.625% 10/15/21 (f)		110,000	110,000
			6,964,098
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (f)		280,000	289,800
5.875% 10/15/24 (f)		240,000	252,000
Cementos Progreso Trust 7.125% 11/6/23 (f)		240,000	255,000
MasTec, Inc. 4.875% 3/15/23		555,000	518,925
Odebrecht Finance Ltd. 4.375% 4/25/25 (f)		275,000	229,625
			1,545,350
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		265,000	272,288
5% 10/1/25 (f)		575,000	582,906
			855,194
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (f)		520,000	525,200
Terex Corp. 6% 5/15/21		495,000	507,375
			1,032,575
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		595,000	597,975
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Marine - continued
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		$ 660,000	$ 615,450
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		490,000	475,300
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		350,000	331,625
			2,020,350
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	214,094
Trading Companies & Distributors - 1.6%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		130,000	137,638
Aircastle Ltd.:
4.625% 12/15/18		395,000	410,800
5.5% 2/15/22		555,000	590,381
6.25% 12/1/19		610,000	670,622
7.625% 4/15/20		380,000	437,000
Ashtead Capital, Inc. 5.625% 10/1/24 (f)		550,000	572,000
International Lease Finance Corp.:
3.875% 4/15/18		750,000	761,250
4.625% 4/15/21		700,000	724,500
5.875% 4/1/19		3,655,000	3,965,675
5.875% 8/15/22		635,000	704,850
6.25% 5/15/19		2,550,000	2,785,875
7.125% 9/1/18 (f)		945,000	1,060,763
8.25% 12/15/20		2,870,000	3,494,225
8.625% 1/15/22		2,145,000	2,718,788
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		160,000	161,600
United Rentals North America, Inc.:
4.625% 7/15/23		505,000	509,394
5.5% 7/15/25		405,000	411,561
8.375% 9/15/20		605,000	650,557
			20,767,479
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		687,470	721,156
10.75% 12/1/20 (Reg. S)		48,300	50,667
Heathrow Funding Ltd. 1.5% 2/11/30	EUR	1,000,000	1,065,631
			1,837,454
TOTAL INDUSTRIALS			44,331,894
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)		1,580,000	1,682,700

		Principal Amount (d)	Value
8.875% 1/1/20 (f)		$ 295,000	$ 321,550
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		875,000	896,875
Brocade Communications Systems, Inc. 4.625% 1/15/23		350,000	349,125
Lucent Technologies, Inc.:
6.45% 3/15/29		1,859,000	1,877,590
6.5% 1/15/28		560,000	565,600
			5,693,440
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		500,000	524,375
5% 2/15/23		260,000	272,350
Jabil Circuit, Inc. 4.7% 9/15/22		265,000	274,275
			1,071,000
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		135,000	133,313
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		370,000	393,125
j2 Global, Inc. 8% 8/1/20		350,000	378,000
VeriSign, Inc.:
4.625% 5/1/23		465,000	463,838
5.25% 4/1/25 (f)		565,000	576,300
			1,944,576
IT Services - 0.3%
Audatex North America, Inc.:
6% 6/15/21 (f)		1,000,000	1,057,500
6.125% 11/1/23 (f)		150,000	158,625
CDW LLC/CDW Finance Corp. 5% 9/1/23		565,000	573,475
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		250,000	258,750
First Data Corp.:
11.25% 1/15/21		286,000	325,325
11.75% 8/15/21		1,050,000	1,214,063
			3,587,738
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. 7% 7/1/24		555,000	478,688
Entegris, Inc. 6% 4/1/22 (f)		155,000	161,588
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	650,000	700,860
Micron Technology, Inc.:
5.25% 8/1/23 (f)		230,000	234,025
5.5% 2/1/25 (f)		1,500,000	1,511,250
5.875% 2/15/22		345,000	364,151
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		590,000	601,800
5.75% 2/15/21 (f)		525,000	555,188
5.75% 3/15/23 (f)		1,415,000	1,503,438
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		250,000	248,750
			6,359,738
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		$ 3,695,000	$ 3,935,175
6.125% 9/15/23 (f)		770,000	839,300
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(l)		230,000	227,771
Nuance Communications, Inc. 5.375% 8/15/20 (f)		250,000	252,500
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(l)		395,000	398,950
			5,653,696
Technology Hardware, Storage & Peripherals - 0.2%
Project Homestake Merger Corp. 8.875% 3/1/23 (f)		315,000	315,788
Seagate HDD Cayman:
4.75% 6/1/23		1,050,000	1,103,587
4.75% 1/1/25 (f)		540,000	559,166
			1,978,541
TOTAL INFORMATION TECHNOLOGY			26,288,729
MATERIALS - 3.4%
Chemicals - 1.1%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	1,400,000	1,544,305
Chemtura Corp. 5.75% 7/15/21		255,000	258,506
Hexion U.S. Finance Corp. 6.625% 4/15/20		610,000	558,150
LSB Industries, Inc. 7.75% 8/1/19		185,000	192,863
Momentive Performance Materials, Inc.:
3.88% 10/24/21		3,580,000	3,168,300
4.69% 4/24/22		1,515,000	1,204,425
10% 10/15/20 (c)		1,515,000	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)		3,580,000	0
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		210,000	212,625
OCP SA 5.625% 4/25/24 (f)		200,000	217,500
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		355,000	380,294
Platform Specialty Products Corp. 6.5% 2/1/22 (f)		435,000	454,575
PolyOne Corp.:
5.25% 3/15/23		320,000	332,000
7.375% 9/15/20		155,000	163,525
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)		300,000	285,000
8.25% 1/15/21 (f)		215,000	200,488

		Principal Amount (d)	Value
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		$ 225,000	$ 218,250
Rockwood Specialties Group, Inc. 4.625% 10/15/20		475,000	494,594
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (f)		305,000	312,625
7.375% 2/1/20 (f)		205,000	210,125
TPC Group, Inc. 8.75% 12/15/20 (f)		765,000	699,975
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		941,000	992,755
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		255,000	274,125
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (f)		1,647,000	1,708,763
5.625% 10/1/24 (f)		370,000	394,975
			14,478,743
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (f)		200,000	199,500
9.375% 10/12/22 (f)		300,000	340,500
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		175,000	169,313
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		320,000	281,600
			990,913
Containers & Packaging - 0.6%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(l)		1,482,258	1,506,692
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)		350,000	343,875
6.25% 1/31/19 (f)		285,000	286,425
6.75% 1/31/21 (f)		605,000	612,563
7% 11/15/20 (f)		55,588	55,658
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		625,000	627,344
6% 6/15/17 (f)		315,000	315,788
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		210,000	182,700
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,385,450
7.5% 12/15/96		160,000	153,600
Graphic Packaging International, Inc. 4.75% 4/15/21		165,000	171,600
Sealed Air Corp. 5.25% 4/1/23 (f)		270,000	281,475
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Containers & Packaging - continued
Silgan Holdings, Inc. 5% 4/1/20		$ 960,000	$ 986,400
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		276,000	296,700
			7,206,270
Metals & Mining - 1.5%
Aleris International, Inc. 6% 6/1/20 (f)		1,759	1,759
Alrosa Finance SA 7.75% 11/3/20 (f)		200,000	199,016
Cliffs Natural Resources, Inc.:
7.75% 3/31/20 (f)		1,016,000	721,360
8.25% 3/31/20 (f)		430,000	404,200
Compania Minera Ares SAC 7.75% 1/23/21 (f)		400,000	395,500
Edgen Murray Corp. 8.75% 11/1/20 (f)		397,000	431,738
Essar Steel Algoma, Inc. 9.5% 11/15/19 (f)		480,000	416,400
EVRAZ Group SA:
6.5% 4/22/20 (f)		880,000	772,640
9.5% 4/24/18 (Reg. S)		1,125,000	1,143,698
Evraz, Inc. NA Canada 7.5% 11/15/19 (f)		710,000	686,925
Ferrexpo Finance PLC 10.375% 4/7/19 (f)		693,000	547,470
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		782,000	723,350
7% 2/15/21 (f)		697,000	642,983
7.25% 5/15/22 (f)		760,000	701,100
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		700,000	620,813
GTL Trade Finance, Inc. 5.893% 4/29/24 (f)		450,000	432,563
Metalloinvest Finance Ltd. 5.625% 4/17/20 (f)		245,000	219,765
Metinvest BV 10.5% 11/28/17 (f)		1,432,000	644,400
Mirabela Nickel Ltd. 1% 4/15/44 (f)		1,266	0
Murray Energy Corp.:
8.625% 6/15/21 (f)		1,025,000	1,071,125
9.5% 12/5/20 (f)		1,340,000	1,500,800
New Gold, Inc. 7% 4/15/20 (f)		150,000	154,125
Nord Gold NV 6.375% 5/7/18 (f)		720,000	682,200
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		1,200,000	1,096,500
5.625% 4/29/20 (Reg. S)		200,000	182,750
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		725,000	732,250
11.25% 10/15/18		735,000	746,025
Southern Copper Corp.:
6.75% 4/16/40		50,000	53,305

		Principal Amount (d)	Value
7.5% 7/27/35		$ 450,000	$ 513,243
Steel Dynamics, Inc.:
5.125% 10/1/21 (f)		160,000	161,000
5.25% 4/15/23		190,000	192,375
5.5% 10/1/24 (f)		410,000	415,638
Vale Overseas Ltd. 6.875% 11/21/36		280,000	270,816
Vedanta Resources PLC 6.75% 6/7/16 (f)		550,000	547,525
Walter Energy, Inc. 9.5% 10/15/19 (f)		745,000	447,000
			18,472,357
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		145,000	152,613
Mercer International, Inc.:
7% 12/1/19		395,000	408,825
7.75% 12/1/22		710,000	752,600
NewPage Corp.:
0% 5/1/12 (c)(l)		90,000	0
11.375% 12/31/14 (c)		318,200	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		565,000	0
			1,314,038
TOTAL MATERIALS			42,462,321
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.4%
Altice Financing SA:
6.5% 1/15/22 (f)		1,435,000	1,472,669
6.625% 2/15/23 (f)		1,080,000	1,112,400
7.875% 12/15/19 (f)		440,000	466,400
Altice Finco SA:
8.125% 1/15/24 (f)		1,820,000	1,925,788
9.875% 12/15/20 (f)		655,000	725,413
Citizens Communications Co.:
7.875% 1/15/27		280,000	284,900
9% 8/15/31		220,000	235,400
Consolidated Communications, Inc. 10.875% 6/1/20		245,000	276,850
Eileme 2 AB 11.625% 1/31/20 (f)		935,000	1,054,493
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		520,000	548,600
Frontier Communications Corp. 8.5% 4/15/20		1,010,000	1,133,725
GCI, Inc. 6.875% 4/15/25 (f)		560,000	564,200
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		440,000	459,800
Level 3 Communications, Inc.:
5.75% 12/1/22		595,000	611,006
8.875% 6/1/19		165,000	173,663
Level 3 Financing, Inc. 8.125% 7/1/19		380,000	399,475
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Lynx I Corp. 5.375% 4/15/21 (f)		$ 335,000	$ 350,996
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	213,000
Qtel International Finance Ltd. 5% 10/19/25 (f)		275,000	305,058
Sprint Capital Corp.:
6.875% 11/15/28		1,692,000	1,552,410
8.75% 3/15/32		936,000	966,420
TDC A/S 3.75% 3/2/22	EUR	200,000	252,728
U.S. West Communications:
6.875% 9/15/33		200,000	200,707
7.25% 9/15/25		35,000	40,692
7.25% 10/15/35		70,000	72,507
UPCB Finance IV Ltd. 5.375% 1/15/25 (f)(h)		615,000	615,000
Virgin Media Finance PLC 4.875% 2/15/22		565,000	539,575
Wind Acquisition Finance SA 4.75% 7/15/20 (f)		240,000	240,600
			16,794,475
Wireless Telecommunication Services - 3.5%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	9,000,000	568,728
Digicel Group Ltd.:
6% 4/15/21 (f)		3,100,000	2,945,000
6.75% 3/1/23 (f)		1,110,000	1,075,313
7% 2/15/20 (f)		1,490,000	1,519,800
7.125% 4/1/22 (f)		5,675,000	5,192,625
8.25% 9/1/17 (f)		985,000	1,005,321
8.25% 9/30/20 (f)		6,225,000	6,234,338
8.25% 9/30/20 (Reg. S)		275,000	275,413
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)		2,855,000	2,755,075
Millicom International Cellular SA:
4.75% 5/22/20 (f)		555,000	543,345
6% 3/15/25 (f)		485,000	483,181
MTS International Funding Ltd. 8.625% 6/22/20 (f)		1,160,000	1,215,193
NII International Telecom S.C.A.:
7.875% 8/15/19 (c)(f)		515,000	477,663
11.375% 8/15/19 (c)(f)		300,000	285,000
Pacnet Ltd. 9% 12/12/18 (f)		200,000	224,000
Sprint Corp. 7.125% 6/15/24		295,000	287,625
T-Mobile U.S.A., Inc.:
6% 3/1/23		955,000	978,579
6.125% 1/15/22		1,875,000	1,933,594
6.25% 4/1/21		1,750,000	1,820,000
6.375% 3/1/25		1,645,000	1,697,476
6.5% 1/15/24		2,903,000	3,033,635
6.542% 4/28/20		780,000	820,950
6.625% 4/1/23		2,341,000	2,449,271
6.633% 4/28/21		860,000	900,850

		Principal Amount (d)	Value
6.731% 4/28/22		$ 565,000	$ 594,663
6.836% 4/28/23		665,000	699,913
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		220,000	226,600
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		1,290,000	1,341,600
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		275,000	288,519
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,810,000	1,780,497
VimpelCom Holdings BV:
9% 2/13/18 (f)	RUB	10,000,000	151,880
9% 2/13/18 (Reg S.)	RUB	29,500,000	448,045
			44,253,692
TOTAL TELECOMMUNICATION SERVICES			61,048,167
UTILITIES - 1.4%
Electric Utilities - 0.5%
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	222,000
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)		1,972,457	2,100,667
11.75% 3/1/22 (c)(f)		2,285,067	2,507,861
Mirant Americas Generation LLC 9.125% 5/1/31		410,000	378,994
RJS Power Holdings LLC 5.125% 7/15/19 (f)		535,000	526,975
			5,736,497
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		280,000	276,416
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	207,130
8% 3/1/32		335,000	416,680
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	218,400
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		236,000	253,700
			1,372,326
Independent Power and Renewable Electricity Producers - 0.8%
Calpine Corp. 7.875% 1/15/23 (f)		419,000	463,079
Energy Future Holdings Corp.:
10.875% 11/1/17 (c)		1,125,000	1,327,500
11.25% 11/1/17 pay-in-kind (c)(l)		896,100	1,057,398
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		200,000	211,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
TerraForm Power Operating LLC 5.875% 2/1/23 (f)		$ 350,000	$ 363,125
The AES Corp.:
4.875% 5/15/23		590,000	575,250
5.5% 3/15/24		315,000	314,213
TXU Corp.:
5.55% 11/15/14 (c)		186,000	178,560
6.5% 11/15/24 (c)		3,225,000	3,096,000
6.55% 11/15/34 (c)		2,775,000	2,664,000
			10,250,125
TOTAL UTILITIES			17,358,948
TOTAL NONCONVERTIBLE BONDS (Cost $516,753,751)			520,625,639
U.S. Government and Government Agency Obligations - 17.6%

U.S. Government Agency Obligations - 0.3%
Federal Home Loan Bank 1% 6/21/17		880,000	885,560
Tennessee Valley Authority:
1.75% 10/15/18		1,672,000	1,703,405
5.25% 9/15/39		126,000	165,002
5.375% 4/1/56		414,000	556,630
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,310,597
U.S. Treasury Inflation-Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		3,079,000	3,120,028
1.375% 2/15/44		1,572,359	1,854,924
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			4,974,952
U.S. Treasury Obligations - 16.3%
U.S. Treasury Bonds:
2.5% 2/15/45		5,586,000	5,537,994
3.375% 5/15/44		559,000	655,297
3.625% 2/15/44		11,088,000	13,566,271
4.25% 5/15/39		800,000	1,057,062
4.375% 2/15/38		675,000	904,658
4.75% 2/15/37		450,000	633,832
5.25% 2/15/29		2,310,000	3,160,189
5.375% 2/15/31 (k)		1,869,000	2,653,249
6.25% 8/15/23 (j)		2,249,000	3,030,528
7.5% 11/15/16		655,000	729,250
7.875% 2/15/21		200,000	271,656

		Principal Amount (d)	Value
U.S. Treasury Notes:
0.25% 4/15/16		$ 385,000	$ 384,759
0.25% 5/15/16		4,386,000	4,381,886
0.375% 1/15/16		8,777,000	8,785,917
0.375% 10/31/16		2,000,000	1,997,344
0.5% 2/28/17		288,000	287,775
0.5% 7/31/17		2,952,000	2,940,469
0.625% 8/15/16		2,085,000	2,090,863
0.625% 11/15/16		392,000	392,980
0.625% 12/15/16		591,000	592,339
0.625% 12/31/16		10,702,000	10,727,085
0.625% 2/15/17		1,000,000	1,001,484
0.75% 1/15/17		500,000	502,149
0.75% 6/30/17		4,441,000	4,449,327
0.875% 11/30/16		396,000	398,568
0.875% 1/31/17		296,000	297,896
0.875% 4/30/17		4,330,000	4,354,019
0.875% 5/15/17		3,067,000	3,084,252
0.875% 6/15/17		1,300,000	1,306,601
0.875% 8/15/17		6,620,000	6,649,479
0.875% 1/31/18		950,000	950,742
0.875% 7/31/19		4,926,000	4,846,337
1% 9/30/16		7,901,000	7,968,285
1% 10/31/16		3,620,000	3,651,393
1% 2/15/18		237,000	237,926
1% 3/15/18		691,000	693,430
1% 5/31/18		2,356,000	2,358,394
1.25% 11/30/18		3,700,000	3,717,634
1.375% 7/31/18		2,861,000	2,894,079
1.375% 9/30/18		1,503,000	1,518,735
1.375% 2/28/19		4,070,000	4,100,208
1.375% 3/31/20		2,856,000	2,856,446
1.5% 12/31/18		416,000	421,460
1.5% 1/31/19		4,585,000	4,643,743
1.5% 1/31/22		6,390,000	6,306,630
1.625% 4/30/19		6,996,000	7,110,776
1.625% 6/30/19		5,864,000	5,955,168
1.75% 9/30/19		9,010,000	9,181,749
1.75% 3/31/22		1,000,000	1,002,188
1.875% 8/31/17		3,300,000	3,392,298
1.875% 9/30/17		1,900,000	1,953,141
1.875% 10/31/17		1,898,000	1,952,123
2% 5/31/21		3,700,000	3,783,539
2% 2/15/25		2,000,000	2,012,656
2.125% 6/30/21		1,500,000	1,544,532
2.25% 3/31/21		7,824,000	8,122,900
2.25% 4/30/21		5,470,000	5,678,117
2.25% 11/15/24		1,500,000	1,541,954
2.375% 7/31/17		641,000	666,239
2.375% 6/30/18		1,912,000	1,996,097
2.375% 8/15/24		10,681,000	11,102,397
2.75% 11/30/16		1,500,000	1,556,718
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 2/15/18		$ 1,501,000	$ 1,613,458
4.5% 5/15/17		1,172,000	1,268,232
TOTAL U.S. TREASURY OBLIGATIONS			205,424,902
Other Government Related - 0.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5279% 12/7/20 (NCUA Guaranteed) (l)		183,780	183,949
Series 2011-R1 Class 1A, 0.621% 1/8/20 (NCUA Guaranteed) (l)		393,687	395,625
Series 2011-R4 Class 1A, 0.551% 3/6/20 (NCUA Guaranteed) (l)		166,907	167,220
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		330,000	330,664
2.35% 6/12/17 (NCUA Guaranteed)		2,930,000	3,036,167
3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,694,801
TOTAL OTHER GOVERNMENT RELATED			7,808,426
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $215,178,856)			221,518,877
U.S. Government Agency - Mortgage Securities - 0.8%

Fannie Mae - 0.2%
1.865% 10/1/35 (l)		1,173	1,230
1.915% 11/1/33 (l)		2,571	2,694
1.925% 9/1/33 (l)		25,986	27,298
1.925% 11/1/35 (l)		17,922	18,871
2.053% 6/1/36 (l)		2,685	2,871
2.057% 1/1/35 (l)		12,986	13,672
2.142% 9/1/36 (l)		5,882	6,262
2.19% 3/1/37 (l)		1,538	1,633
2.236% 3/1/33 (l)		6,355	6,712
2.27% 6/1/47 (l)		8,039	8,596
2.274% 11/1/36 (l)		3,800	4,051
2.317% 7/1/35 (l)		20,294	21,582
2.362% 2/1/37 (l)		27,397	29,268
2.372% 5/1/36 (l)		2,703	2,890
2.503% 2/1/36 (l)		3,498	3,742

		Principal Amount (d)	Value
2.512% 4/1/36 (l)		$ 17,562	$ 18,780
2.542% 6/1/42 (l)		40,988	42,557
2.691% 2/1/42 (l)		288,806	301,559
2.696% 8/1/35 (l)		41,181	44,038
2.764% 1/1/42 (l)		253,186	264,437
2.96% 11/1/40 (l)		31,018	32,673
2.982% 9/1/41 (l)		34,161	35,913
3.059% 10/1/41 (l)		14,815	15,543
3.234% 7/1/41 (l)		48,872	51,682
3.311% 10/1/41 (l)		27,604	29,153
3.558% 7/1/41 (l)		45,259	47,750
5.5% 10/1/20 to 1/1/29		415,116	455,614
6% 6/1/16 to 10/1/16		1,292	1,325
6.5% 3/1/16 to 8/1/36		533,909	625,817
TOTAL FANNIE MAE			2,118,213
Freddie Mac - 0.1%
1.82% 3/1/35 (l)		6,281	6,532
1.825% 3/1/37 (l)		1,066	1,115
1.852% 1/1/36 (l)		5,621	5,930
2.022% 2/1/37 (l)		2,877	3,046
2.05% 6/1/37 (l)		1,785	1,879
2.06% 1/1/37 (l)		15,911	16,863
2.095% 8/1/37 (l)		4,369	4,623
2.1% 7/1/35 (l)		8,989	9,593
2.121% 5/1/37 (l)		4,356	4,658
2.16% 6/1/33 (l)		15,159	16,168
2.29% 7/1/36 (l)		321,241	340,881
2.314% 10/1/35 (l)		8,820	9,337
2.333% 4/1/37 (l)		5,523	5,907
2.346% 10/1/36 (l)		21,379	22,671
2.375% 5/1/37 (l)		3,969	4,245
2.385% 5/1/37 (l)		53,789	57,529
2.385% 5/1/37 (l)		26,585	28,326
2.408% 10/1/42 (l)		321,736	338,886
2.415% 6/1/37 (l)		15,840	16,941
2.448% 6/1/37 (l)		3,332	3,547
2.49% 9/1/35 (l)		3,576	3,825
2.545% 7/1/36 (l)		5,675	6,069
2.595% 4/1/37 (l)		475	508
2.673% 7/1/35 (l)		12,084	12,924
3.078% 9/1/41 (l)		286,317	300,654
3.114% 10/1/35 (l)		2,953	3,158
3.23% 9/1/41 (l)		35,114	37,057
3.241% 4/1/41 (l)		28,514	30,062
3.298% 6/1/41 (l)		39,384	41,528
3.468% 5/1/41 (l)		32,579	34,503
3.626% 6/1/41 (l)		46,028	48,699
3.705% 5/1/41 (l)		38,466	40,766
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
6% 1/1/24		$ 151,755	$ 168,352
6.5% 1/1/17 to 3/1/22		34,316	37,541
TOTAL FREDDIE MAC			1,664,323
Ginnie Mae - 0.5%
4.3% 8/20/61 (q)		348,609	370,817
4.53% 10/20/62 (q)		354,038	388,596
4.55% 5/20/62 (q)		2,078,725	2,260,148
4.626% 3/20/62 (q)		448,288	486,387
4.649% 2/20/62 (q)		238,389	258,648
4.65% 3/20/62 (q)		405,699	440,976
4.682% 2/20/62 (q)		305,166	330,761
4.684% 1/20/62 (q)		1,380,285	1,495,141
5.47% 8/20/59 (q)		145,263	151,502
5.5% 11/15/35		223,984	256,102
5.612% 4/20/58 (q)		129,798	132,927
6% 6/15/36		422,436	491,139
TOTAL GINNIE MAE			7,063,144
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,567,827)			10,845,680
Collateralized Mortgage Obligations - 2.3%

U.S. Government Agency - 2.3%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6738% 9/25/23 (l)		39,317	39,449
Series 2010-15 Class FJ, 1.1038% 6/25/36 (l)		487,504	496,182
Series 2010-86 Class FE, 0.6238% 8/25/25 (l)		47,531	47,904
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		660	683
Series 2003-70 Class BJ, 5% 7/25/33		24,990	27,937
Series 2005-19 Class PA, 5.5% 7/25/34		172,417	188,346
Series 2005-27 Class NE, 5.5% 5/25/34		195,923	204,786
Series 2005-52 Class PB, 6.5% 12/25/34		3,499	3,551
Series 2005-64 Class PX, 5.5% 6/25/35		164,953	181,689
Series 2005-68 Class CZ, 5.5% 8/25/35		497,187	563,460
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	326,914

		Principal Amount (d)	Value
Series 2011-117 Class PF, 0.5238% 7/25/39 (l)		$ 1,308,784	$ 1,315,836
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		2,940	3,073
Series 2003-117 Class MD, 5% 12/25/23		112,962	123,539
Series 2004-52 Class KZ, 5.5% 7/25/34		1,203,152	1,359,848
Series 2004-91 Class Z, 5% 12/25/34		446,305	499,209
Series 2005-117 Class JN, 4.5% 1/25/36		40,000	43,995
Series 2005-14 Class ZB, 5% 3/25/35		174,653	195,581
Series 2006-72 Class CY, 6% 8/25/26		86,388	96,193
Series 2009-59 Class HB, 5% 8/25/39		236,589	264,565
Series 2010-88 Class NA, 4% 8/25/28		1,496,612	1,550,145
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		28,635	2,329
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		43,525	3,177
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		262,205	38,038
Series 2010-39 Class FG, 1.0938% 3/25/36 (l)		301,771	309,162
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		93,802	6,765
Series 2011-67 Class AI, 4% 7/25/26 (n)		80,534	9,672
Freddie Mac:
floater:
Series 2630 Class FL, 0.6745% 6/15/18 (l)		552	554
Series 2711 Class FC, 1.0745% 2/15/33 (l)		184,238	187,688
Series 3830 Class FD, 0.5345% 3/15/41 (l)		542,853	546,359
floater planned amortization class Series 2770 Class FH, 0.5745% 3/15/34 (l)		202,418	203,895
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		38,547	38,732
Series 2101 Class PD, 6% 11/15/28		3,601	3,979
Series 2376 Class JE, 5.5% 11/15/16		2,304	2,380
Series 2381 Class OG, 5.5% 11/15/16		1,157	1,189
Series 2425 Class JH, 6% 3/15/17		3,611	3,749
Series 2672 Class MG, 5% 9/15/23		310,000	337,898
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class: - continued
Series 2996 Class MK, 5.5% 6/15/35		$ 8,347	$ 9,452
Series 3415 Class PC, 5% 12/15/37		84,292	91,626
Series 3763 Class QA, 4% 4/15/34		184,361	193,209
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		370,000	383,457
planned amotization class Series 2006-3 Class FB, 0.4738% 7/25/35 (l)		777,402	781,180
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		807,986	918,431
Series 2303 Class ZV, 6% 4/15/31		8,478	9,408
Series 2877 Class ZD, 5% 10/15/34		511,678	571,200
Series 4181 Class LA, 3% 3/15/37		457,768	475,924
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6735% 7/20/37 (l)		100,507	101,321
Series 2008-2 Class FD, 0.6535% 1/20/38 (l)		25,052	25,250
Series 2008-73 Class FA, 1.0335% 8/20/38 (l)		148,359	151,286
Series 2008-83 Class FB, 1.076% 9/20/38 (l)		147,788	150,793
Series 2009-108 Class CF, 0.7745% 11/16/39 (l)		123,561	124,791
Series 2009-116 Class KF, 0.7045% 12/16/39 (l)		99,826	100,693
Series 2010-9 Class FA, 0.6945% 1/16/40 (l)		161,208	162,604
Series 2010-H17 Class FA, 0.4978% 7/20/60 (l)(q)		508,879	506,542
Series 2010-H18 Class AF, 0.4675% 9/20/60 (l)(q)		582,122	578,580
Series 2010-H19 Class FG, 0.4675% 8/20/60 (l)(q)		682,969	678,876
Series 2010-H27 Series FA, 0.5513% 12/20/60 (l)(q)		268,520	267,749
Series 2011-H05 Class FA, 0.6713% 12/20/60 (l)(q)		379,703	380,403
Series 2011-H07 Class FA, 0.6713% 2/20/61 (l)(q)		623,982	625,026
Series 2011-H12 Class FA, 0.6613% 2/20/61 (l)(q)		915,864	917,101
Series 2011-H13 Class FA, 0.6713% 4/20/61 (l)(q)		338,658	339,272

		Principal Amount (d)	Value
Series 2011-H14:
Class FB, 0.6675% 5/20/61 (l)(q)		$ 399,071	$ 399,914
Class FC, 0.6675% 5/20/61 (l)(q)		360,159	360,861
Series 2011-H17 Class FA, 0.6975% 6/20/61 (l)(q)		475,128	476,438
Series 2011-H21 Class FA, 0.7675% 10/20/61 (l)(q)		525,469	528,405
Series 2012-H01 Class FA, 0.8675% 11/20/61 (l)(q)		449,944	454,376
Series 2012-H03 Class FA, 0.8675% 1/20/62 (l)(q)		280,787	283,551
Series 2012-H06 Class FA, 0.8013% 1/20/62 (l)(q)		437,524	440,569
Series 2012-H07 Class FA, 0.8013% 3/20/62 (l)(q)		267,034	269,361
Series 2014-H11 Class BA, 0.6713% 6/20/64 (l)(q)		2,033,371	2,033,432
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		22,170	22,550
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (n)		175,559	25,006
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	528,323
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		1,132,637	1,232,035
Series 2010-H17 Class XP, 5.3003% 7/20/60 (l)(q)		1,554,005	1,685,068
Series 2010-H18 Class PL, 5.01% 9/20/60 (l)(q)		1,153,900	1,253,917
Series 2012-64 Class KB, 4.7405% 5/20/41 (l)		107,692	117,258
Series 2013-124:
Class ES, 8.4353% 4/20/39 (l)(o)		534,863	617,800
Class ST, 8.5687% 8/20/39 (l)(o)		1,004,740	1,203,972
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,351,667)			29,705,461
Commercial Mortgage Securities - 1.2%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5213% 4/25/19 (l)		158,073	158,099
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	288,703
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,561,310
Series K009 Class A2, 3.808% 8/25/20		2,150,000	2,351,429
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac: - continued
sequential payer: - continued
Series K034 Class A1, 2.669% 2/25/23		$ 1,063,506	$ 1,099,758
Series K039 Class A2, 3.303% 7/25/24		2,013,000	2,151,863
Series K042 Class A2, 2.67% 12/25/24		1,700,000	1,728,545
Series K501 Class A2, 1.655% 11/25/16		550,000	556,300
Series K714 Class A2, 3.034% 10/25/20		3,500,000	3,723,336
Series K716 Class A2, 3.13% 6/25/21		1,200,000	1,281,439
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,543,607)			14,900,782
Foreign Government and Government Agency Obligations - 15.3%

Arab Republic of Egypt 6.875% 4/30/40 (f)		100,000	100,875
Argentine Republic:
7% 10/3/15		5,460,000	5,293,470
7% 4/17/17		3,420,000	3,214,895
Australian Commonwealth:
2.75% 6/21/35 (Reg. S)	AUD	3,750,000	2,835,166
3.25% 4/21/25 (Reg. S)	AUD	3,450,000	2,844,083
5.25% 3/15/19	AUD	1,875,000	1,618,930
Azerbaijan Republic 4.75% 3/18/24 (f)		250,000	248,938
Banco Nacional de Desenvolvimento Economico e Social:
5.75% 9/26/23 (f)		315,000	324,513
6.369% 6/16/18 (f)		275,000	290,730
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,257,000	3,187,365
8.95% 1/26/18		1,590,000	1,444,913
Brazilian Federative Republic:
5.625% 1/7/41		1,225,000	1,246,438
7.125% 1/20/37		1,205,000	1,430,938
8.25% 1/20/34		1,210,000	1,566,950
10% 1/1/17	BRL	2,620,000	780,555
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		1,140,000	1,194,150
Buoni del Tesoro Poliennali:
1.05% 12/1/19	EUR	2,500,000	2,750,823
1.65% 3/1/32	EUR	1,300,000	1,395,011
2.15% 12/15/21	EUR	1,600,000	1,860,533
2.5% 12/1/24	EUR	3,400,000	4,073,940
3.5% 6/1/18	EUR	1,150,000	1,361,016
Canadian Government:
1.5% 3/1/20	CAD	3,400,000	2,777,608
2.25% 6/1/25	CAD	6,425,000	5,496,012
3.5% 12/1/45	CAD	1,400,000	1,486,550

		Principal Amount (d)	Value
Central Bank of Nigeria warrants 11/15/20 (p)		$ 750	$ 76,948
City of Buenos Aires:
8.95% 2/19/21 (f)		895,000	939,750
9.95% 3/1/17 (f)		325,000	337,188
Colombian Republic:
5% 6/15/45		200,000	205,500
5.625% 2/26/44		200,000	223,500
6.125% 1/18/41		370,000	438,450
7.375% 9/18/37		465,000	620,775
10.375% 1/28/33		905,000	1,418,588
Congo Republic 3.5% 6/30/29 (e)		1,787,330	1,563,914
Costa Rican Republic:
4.25% 1/26/23 (f)		300,000	285,000
7% 4/4/44 (f)		670,000	681,725
Croatia Republic:
5.5% 4/4/23 (f)		175,000	185,719
6% 1/26/24 (f)		200,000	221,376
6.25% 4/27/17 (f)		315,000	334,688
6.375% 3/24/21 (f)		300,000	330,570
6.625% 7/14/20 (f)		420,000	465,675
6.75% 11/5/19 (f)		480,000	532,200
Danish Kingdom 1.75% 11/15/25	DKK	9,150,000	1,517,540
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	202,650
6% 1/14/19 (f)		410,000	420,250
6.25% 10/4/20 (f)		580,000	598,850
6.25% 7/27/21 (f)		210,000	217,088
Dominican Republic:
1.139% 8/30/24 (l)		995,000	964,155
5.875% 4/18/24 (f)		115,000	120,463
6.85% 1/27/45 (f)		590,000	619,500
7.45% 4/30/44 (f)		755,000	849,375
7.5% 5/6/21 (f)		515,000	575,770
El Salvador Republic:
7.625% 2/1/41 (f)		175,000	182,000
7.65% 6/15/35 (Reg. S)		240,000	251,400
8.25% 4/10/32 (Reg. S)		140,000	158,550
French Government:
OAT:
1.75% 5/25/23	EUR	3,000,000	3,605,285
3.25% 5/25/45	EUR	975,000	1,624,510
0.5% 5/25/25	EUR	1,550,000	1,670,137
Georgia Republic 6.875% 4/12/21 (f)		210,000	232,575
German Federal Republic:
0.5% 2/15/25	EUR	900,000	997,000
2% 1/4/22 (i)	EUR	600,000	733,594
2.5% 8/15/46	EUR	1,200,000	1,983,320
Hong Kong Government SAR 1.32% 12/23/19	HKD	2,100,000	273,881
Hungarian Republic:
5.375% 3/25/24		268,000	300,495
5.75% 11/22/23		427,000	491,050
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Hungarian Republic: - continued
7.625% 3/29/41		$ 704,000	$ 1,017,983
Indonesian Republic:
3.375% 4/15/23 (f)		280,000	274,400
4.875% 5/5/21 (f)		400,000	435,500
5.25% 1/17/42 (f)		495,000	519,131
5.375% 10/17/23		200,000	223,750
5.875% 3/13/20 (f)		230,000	260,188
6.625% 2/17/37 (f)		625,000	757,813
6.75% 1/15/44 (f)		405,000	517,894
7.75% 1/17/38 (f)		970,000	1,327,173
7.875% 4/15/19	IDR	3,417,000,000	267,349
8.5% 10/12/35 (Reg. S)		800,000	1,155,784
Irish Republic 2% 2/18/45 (Reg.S)	EUR	500,000	614,790
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		1,325,000	1,354,813
7.25% 4/15/19 (f)		965,000	991,919
8.25% 4/15/24 (f)		200,000	210,790
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		2,590,000	3,221,082
5.5% 12/4/23		1,503,000	1,877,462
Italian Republic 4.75% 9/1/44	EUR	650,000	1,114,542
Ivory Coast 5.75% 12/31/32		1,025,000	973,832
Japan Government:
0.1% 10/15/15	JPY	269,500,000	2,248,295
0.1% 1/15/16	JPY	85,000,000	709,206
0.1% 2/15/16	JPY	350,000,000	2,920,340
0.1% 3/15/16	JPY	300,000,000	2,503,211
0.1% 12/20/19	JPY	850,000,000	7,077,966
0.3% 12/20/24	JPY	500,000,000	4,136,945
1.5% 12/20/44	JPY	220,000,000	1,895,630
1.9% 9/20/30	JPY	925,000,000	8,940,682
Jordanian Kingdom 2.503% 10/30/20		2,924,000	3,057,431
Kingdom of Norway 3.75% 5/25/21	NOK	4,300,000	612,516
Lebanese Republic:
4% 12/31/17		1,053,000	1,041,154
5.45% 11/28/19		255,000	254,041
6.375% 3/9/20		150,000	154,500
Moroccan Kingdom:
4.25% 12/11/22 (f)		495,000	512,325
5.5% 12/11/42 (f)		200,000	222,558

		Principal Amount (d)	Value
New Zealand Government 6% 5/15/21	NZD	1,000,000	$ 864,502
Panamanian Republic:
6.7% 1/26/36		190,000	248,900
8.875% 9/30/27		200,000	294,500
9.375% 4/1/29		195,000	298,350
Peruvian Republic:
4% 3/7/27 (e)		570,000	570,000
8.75% 11/21/33		285,000	452,794
Philippine Republic:
7.75% 1/14/31		305,000	458,061
9.5% 2/2/30		530,000	890,400
10.625% 3/16/25		420,000	683,550
Plurinational State of Bolivia 5.95% 8/22/23 (f)		535,000	553,056
Provincia de Cordoba 12.375% 8/17/17 (f)		890,000	922,930
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		163,400	160,173
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		275,000	274,541
Republic of Armenia:
6% 9/30/20 (f)		720,000	702,000
7.15% 3/26/25 (f)		200,000	195,000
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	1,252,500
Republic of Serbia:
5.25% 11/21/17 (f)		280,000	290,318
5.875% 12/3/18 (f)		520,000	551,200
6.75% 11/1/24 (f)		925,176	940,210
7.25% 9/28/21 (f)		400,000	460,960
Republic of Singapore 3.25% 9/1/20	SGD	3,050,000	2,361,723
Romanian Republic:
4.375% 8/22/23 (f)		398,000	425,860
6.125% 1/22/44 (f)		534,000	679,088
Russian Federation:
4.875% 9/16/23 (f)		400,000	384,880
5.625% 4/4/42 (f)		400,000	380,048
5.875% 9/16/43 (f)		800,000	777,000
7.5% 3/31/30 (Reg. S)		1,375,000	1,577,675
12.75% 6/24/28 (Reg. S)		2,520,000	3,882,917
South African Republic 5.875% 9/16/25		200,000	229,040
Spanish Kingdom:
1.4% 1/31/20	EUR	3,000,000	3,358,177
2.75% 10/31/24 (Reg. S)	EUR	3,550,000	4,355,239
5.15% 10/31/44	EUR	400,000	731,893
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	183,774
Swedish Kingdom 3.5% 6/1/22	SEK	16,850,000	2,414,368
Switzerland Confederation 1.5% 7/24/25	CHF	3,100,000	3,696,203
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Turkish Republic:
4.875% 4/16/43		$ 275,000	$ 271,563
5.125% 3/25/22		485,000	516,889
5.625% 3/30/21		490,000	535,938
6.25% 9/26/22		275,000	312,813
6.75% 4/3/18		680,000	753,018
6.75% 5/30/40		495,000	612,503
6.875% 3/17/36		505,000	625,453
7% 3/11/19		445,000	505,031
7.25% 3/5/38		345,000	447,327
7.375% 2/5/25		505,000	626,604
7.5% 11/7/19		945,000	1,103,288
8% 2/14/34		260,000	356,174
11.875% 1/15/30		450,000	793,337
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		355,000	133,849
Ukraine Government:
6.875% 9/23/15 (Reg. S)		750,000	332,700
7.8% 11/28/22 (f)		600,000	235,176
7.95% 2/23/21 (f)		200,000	78,232
9.25% 7/24/17 (f)		665,000	263,407
United Kingdom, Great Britain and Northern Ireland:
2% 7/22/20 (Reg. S)	GBP	728,931	1,126,059
2.75% 9/7/24	GBP	800,000	1,307,065
3.5% 1/22/45	GBP	700,000	1,300,374
3.5% 7/22/68	GBP	1,820,000	3,710,859
United Mexican States:
4.6% 1/23/46		300,000	306,750
4.75% 3/8/44		590,000	619,500
5.55% 1/21/45		265,000	310,713
6.05% 1/11/40		516,000	637,260
6.75% 9/27/34		455,000	607,425
7.5% 4/8/33		195,000	277,388
8.3% 8/15/31		170,000	260,950
United Republic of Tanzania 6.3971% 3/9/20 (l)		200,000	206,000
Uruguay Republic 7.875% 1/15/33 pay-in-kind		635,000	901,700
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		10,236	71,652
5.75% 2/26/16 (Reg S.)		3,660,000	2,809,050
9% 5/7/23 (Reg. S)		490,000	175,175
9.25% 9/15/27		580,000	231,420
9.25% 5/7/28 (Reg. S)		540,000	193,050
11.75% 10/21/26 (Reg. S)		740,000	297,850
11.95% 8/5/31 (Reg. S)		1,405,000	571,835
12.75% 8/23/22		540,000	236,250
Vietnamese Socialist Republic:
1.2139% 3/12/16 (l)		135,652	134,974

		Principal Amount (d)	Value
4% 3/12/28 (e)		$ 1,627,083	$ 1,625,050
4.8% 11/19/24 (f)		200,000	208,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $193,719,248)			192,810,132
Common Stocks - 4.8%
	Shares
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
Remy International, Inc.	6,195	137,591
Tenneco, Inc. (a)	14,900	855,558
		993,149
Automobiles - 0.0%
General Motors Co.	328	12,300
General Motors Co.:
warrants 7/10/16 (a)	11,036	306,249
warrants 7/10/19 (a)	11,036	216,857
		535,406
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(s)	2,218	3,327
Hotels, Restaurants & Leisure - 0.2%
Chipotle Mexican Grill, Inc. (a)	800	520,432
Extended Stay America, Inc. unit	68,300	1,333,899
Fiesta Restaurant Group, Inc. (a)	12,900	786,900
		2,641,231
Household Durables - 0.5%
Harman International Industries, Inc.	11,100	1,483,293
Lennar Corp. Class A	26,700	1,383,327
Standard Pacific Corp. (a)	98,700	888,300
Taylor Morrison Home Corp. (a)	41,100	856,935
Whirlpool Corp.	6,800	1,374,008
		5,985,863
Media - 0.3%
AMC Networks, Inc. Class A (a)	17,000	1,302,880
Naspers Ltd. Class N	9,500	1,464,671
Sinclair Broadcast Group, Inc. Class A	50,200	1,576,782
		4,344,333
Specialty Retail - 0.1%
Office Depot, Inc. (a)	154,900	1,425,080
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	8,500	619,395
Michael Kors Holdings Ltd. (a)	20,400	1,341,300
		1,960,695
TOTAL CONSUMER DISCRETIONARY		17,889,084
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Reddy Ice Holdings, Inc. (a)	5,683	$ 10,229
The Hain Celestial Group, Inc. (a)	24,400	1,562,820
		1,573,049
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Ocean Rig UDW, Inc. (United States)	38,500	253,715
Oil, Gas & Consumable Fuels - 0.1%
Crestwood Midstream Partners LP	29,000	420,790
TOTAL ENERGY		674,505
FINANCIALS - 0.1%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (a)	2,816	48,097
Penson Worldwide, Inc. Class A (a)	314,563	3
		48,100
Consumer Finance - 0.1%
Springleaf Holdings, Inc. (a)	19,600	1,014,692
TOTAL FINANCIALS		1,062,792
HEALTH CARE - 0.9%
Biotechnology - 0.4%
Biogen, Inc. (a)	4,800	2,026,752
Celgene Corp. (a)	12,500	1,441,000
Gilead Sciences, Inc. (a)	15,500	1,521,015
		4,988,767
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. (a)	15,700	820,796
HCA Holdings, Inc. (a)	19,000	1,429,370
Rotech Healthcare, Inc. (a)	6,069	178,671
		2,428,837
Pharmaceuticals - 0.3%
Actavis PLC (a)	7,600	2,261,912
Valeant Pharmaceuticals International (Canada) (a)	8,300	1,639,685
		3,901,597
TOTAL HEALTH CARE		11,319,201
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	115	0
warrants 8/17/24	50	0
		0
Airlines - 0.3%
Air Canada (a)	60,100	587,927

	Shares	Value
American Airlines Group, Inc.	28,500	$ 1,504,230
Delta Air Lines, Inc.	29,150	1,310,584
		3,402,741
Building Products - 0.0%
Nortek, Inc. (a)	524	46,243
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(s)	894,972	44,749
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	644	129
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
		129
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	15,600	588,744
HD Supply Holdings, Inc. (a)	21,700	676,064
Penhall Acquisition Co.:
Class A (a)	321	27,628
Class B (a)	107	9,209
United Rentals, Inc. (a)	20,100	1,832,316
		3,133,961
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (a)(f)	31,897	492,166
TOTAL INDUSTRIALS		7,119,989
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.2%
CDW Corp.	57,800	2,152,472
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	32,900	2,738,596
Baidu.com, Inc. sponsored ADR (a)	3,400	708,560
Google, Inc. Class A (a)	2,700	1,497,690
		4,944,846
Semiconductors & Semiconductor Equipment - 0.6%
Cypress Semiconductor Corp.	309	4,360
Freescale Semiconductor, Inc. (a)	53,300	2,172,508
MagnaChip Semiconductor Corp. (a)	2,669	14,599
NXP Semiconductors NV (a)	6,900	692,484
Qorvo, Inc. (a)	33,195	2,645,642
Skyworks Solutions, Inc.	26,800	2,634,172
		8,163,765
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	10,300	1,281,629
TOTAL INFORMATION TECHNOLOGY		16,542,712
MATERIALS - 0.2%
Chemicals - 0.1%
LyondellBasell Industries NV Class A	15,700	1,378,460
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	26,532	1,711,314
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.0%
Aleris International, Inc. (a)(s)	2,037	$ 21,877
Mirabela Nickel Ltd. (a)	217,900	23,235
		45,112
TOTAL MATERIALS		3,134,886
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	34,700	1,099,643
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	5,193
TOTAL COMMON STOCKS (Cost $53,234,878)		60,421,054
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	2,286	17,957
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Actavis PLC 5.50%	1,500	1,518,000
UTILITIES - 0.0%
Electric Utilities - 0.0%
Exelon Corp. 6.50%	876	42,617
TOTAL CONVERTIBLE PREFERRED STOCKS		1,578,574
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K, 6.375%	26,704	713,531
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	2,620	2,676,085
TOTAL FINANCIALS		3,389,616

	Shares	Value
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.:
15.00% (a)	147,896	$ 116,838
Class C 19.50% (s)	37,356	37,356
		154,194
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,543,810
TOTAL PREFERRED STOCKS (Cost $3,950,653)		5,122,384
Bank Loan Obligations - 2.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 10% 12/12/15 (l)	$ 251,174	245,522
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (l)	165,000	164,794
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (l)	934,901	936,070
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (l)	273,700	273,016
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (l)	49,663	49,725
Tranche B 2LN, term loan 9.25% 7/15/21 (l)	215,000	215,860
		1,639,465
Media - 0.0%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (l)	230,000	177,100
TOTAL CONSUMER DISCRETIONARY		2,062,087
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (l)	285,000	285,000
Personal Products - 0.1%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (l)	814,584	816,620
Tranche B, term loan 3.25% 11/19/17 (l)	364,574	364,574
		1,181,194
TOTAL CONSUMER STAPLES		1,466,194
Bank Loan Obligations - continued
	Principal Amount (d)	Value
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (l)	$ 23,465	$ 20,532
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (l)	328,550	325,264
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (l)	1,870,000	1,365,100
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (l)	120,000	64,500
Sheridan Investment Partners I term loan 4.25% 12/16/20 (l)	168,684	147,598
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (l)	8,751	7,657
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (l)	224,438	227,243
		2,137,362
TOTAL ENERGY		2,157,894
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
TransUnion LLC Tranche B, term loan 4% 4/9/21 (l)	1,277,100	1,278,696
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (l)	23,973	23,734
TOTAL FINANCIALS		1,302,430
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (l)	1,059,742	1,065,040
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16	4,129	3,736
Tranche B, term loan 19.5% 1/31/16	13,406	12,129
		1,080,905
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (l)	1,219,334	1,216,285
TOTAL HEALTH CARE		2,297,190

	Principal Amount (d)	Value
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (l)	$ 180,000	$ 179,100
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Riverbed Technology, Inc. Tranche B, term loan 2/25/22 (r)	355,000	358,106
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (l)	271,138	268,779
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (l)	975,774	979,433
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (l)	730,000	748,250
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (l)	60,000	60,225
Tranche B 1LN, term loan 5.5% 11/12/21 (l)	49,875	50,249
		858,724
TOTAL INFORMATION TECHNOLOGY		2,465,042
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (l)	462,117	460,961
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5031% 8/16/19 (l)	268,650	256,561
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (l)	334,900	323,179
		579,740
TOTAL MATERIALS		1,040,701
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (l)	739,900	752,848
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (l)	40,000	39,600
		792,448
Bank Loan Obligations - continued
	Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (l)	$ 229,977	$ 216,250
Tranche D-2, term loan 3.7754% 3/31/19 (l)	115,023	108,050
		324,300
TOTAL TELECOMMUNICATION SERVICES		1,116,748
UTILITIES - 1.0%
Electric Utilities - 0.0%
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (l)	305,452	307,743
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (l)	176,667	170,483
Independent Power and Renewable Electricity Producers - 1.0%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (l)	11,927,004	12,009,003
TOTAL UTILITIES		12,487,229
TOTAL BANK LOAN OBLIGATIONS (Cost $26,987,505)		26,574,615
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (l)	245,606	238,852
Goldman Sachs 1.1875% 12/14/19 (l)	442,057	429,901
Mizuho 1.1875% 12/14/19 (l)	330,551	321,460
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $950,108)		990,213
Fixed-Income Funds - 5.3%
Shares
Fidelity Floating Rate Central Fund (m) (Cost $65,692,956)	632,712	66,808,060
Preferred Securities - 2.7%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		$ 1,355,000	$ 1,378,477
NBCUniversal Enterprise, Inc. 5.25% (f)(g)		770,000	817,782
			2,196,259
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		400,000	399,538
FINANCIALS - 2.3%
Banks - 1.9%
Banco Do Brasil SA 9% (f)(g)(l)		400,000	355,018
Bank of America Corp.:
5.125% (g)(l)		1,345,000	1,341,212
5.2% (g)(l)		2,762,000	2,719,978
6.25% (g)(l)		910,000	931,235
8% (g)(l)		255,000	275,969
8.125% (g)(l)		145,000	160,877
Barclays Bank PLC 7.625% 11/21/22		2,140,000	2,564,187
Citigroup, Inc.:
5.8% (g)(l)		1,130,000	1,160,578
5.9% (g)(l)		1,455,000	1,476,584
5.95% (g)(l)		2,675,000	2,735,258
6.3% (g)(l)		270,000	282,175
JPMorgan Chase & Co.:
5% (g)(l)		1,615,000	1,606,733
6% (g)(l)		2,580,000	2,637,480
6.125% (g)(l)		725,000	758,093
6.75% (g)(l)		400,000	438,401
Wells Fargo & Co.:
5.875% (g)(l)		1,160,000	1,239,715
5.9% (g)(l)		2,500,000	2,655,859
7.98% (g)(l)		135,000	148,323
			23,487,675
Capital Markets - 0.2%
Goldman Sachs Group, Inc. 5.7% (g)(l)		1,556,000	1,635,526
Morgan Stanley 5.55% (g)(l)		870,000	880,414
			2,515,940
Consumer Finance - 0.2%
American Express Co.:
4.9% (g)(l)		1,155,000	1,176,368
5.2% (g)(l)		995,000	1,030,224
			2,206,592
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (f)(g)		400,000	320,242
Preferred Securities - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - 0.0%
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (g)(l)	EUR	400,000	$ 433,238
TOTAL FINANCIALS			28,963,687
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (f)(g)		1,625,000	1,362,836
7.5% (Reg. S) (g)		100,000	83,867
			1,446,703
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)		820,000	553,534
TOTAL PREFERRED SECURITIES (Cost $33,411,588)			33,559,721
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $71,722,899)	71,722,899	71,722,899
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,236,065,543)		1,255,605,517
NET OTHER ASSETS (LIABILITIES) - 0.4%		5,138,760
NET ASSETS - 100%		$ 1,260,744,277
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
29 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 3,738,281	$ 50,240
29 CBOT 2 Year U.S. Treasury Note Contracts (United States)	June 2015	6,355,531	23,053
29 CBOT 5 Year U.S. Treasury Note Contracts (United States)	June 2015	3,486,117	34,835
30 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2015	5,096,250	108,691
TOTAL TREASURY CONTRACTS		$ 18,676,179	$ 216,819

The face value of futures purchased as a percentage of net assets is 1.5%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
CME	Jun. 2017	$ 800,000	3-month LIBOR	1.25%	$ (3,154)	$ 0	$ (3,154)
CME	Jun. 2020	500,000	3-month LIBOR	2.25%	(5,732)	0	(5,732)
CME	Jun. 2025	2,600,000	3-month LIBOR	2.75%	(48,607)	0	(48,607)
CME	Jun. 2045	100,000	3.25%	3-month LIBOR	4,516	0	4,516
TOTAL INTEREST RATE SWAPS					$ (52,977)	$ 0	$ (52,977)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $248,544,504 or 19.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security sold on a delayed delivery basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,643.
(k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $109,310.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) The coupon rate will be determined upon settlement of the loan after period end.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,309 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4,281
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 466,147
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 37,356
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,344
Fidelity Floating Rate Central Fund	714,011
Total	$ 738,355
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 47,644,690	$ 18,513,399	$ -	$ 66,808,060	3.8%
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,889,084	$ 17,885,757	$ -	$ 3,327
Consumer Staples	1,591,006	1,562,820	10,229	17,957
Energy	674,505	674,505	-	-
Financials	4,452,408	1,776,320	2,676,085	3
Health Care	12,837,201	12,658,530	-	178,671
Industrials	7,274,183	6,546,108	-	728,075
Information Technology	16,542,712	16,542,712	-	-
Materials	3,134,886	3,113,009	-	21,877
Telecommunication Services	1,099,643	1,099,643	-	-
Utilities	47,810	47,810	-	-
Corporate Bonds	520,625,639	-	520,623,880	1,759
U.S. Government and Government Agency Obligations	221,518,877	-	221,518,877	-
U.S. Government Agency - Mortgage Securities	10,845,680	-	10,845,680	-
Collateralized Mortgage Obligations	29,705,461	-	29,705,461	-
Commercial Mortgage Securities	14,900,782	-	14,900,782	-
Foreign Government and Government Agency Obligations	192,810,132	-	192,033,506	776,626
Bank Loan Obligations	26,574,615	-	26,426,966	147,649
Sovereign Loan Participations	990,213	-	-	990,213
Fixed-Income Funds	66,808,060	66,808,060	-	-
Preferred Securities	33,559,721	-	33,559,721	-
Money Market Funds	71,722,899	71,722,899	-	-
Total Investments in Securities:	$ 1,255,605,517	$ 200,438,173	$ 1,052,301,187	$ 2,866,157
Derivative Instruments:
Assets
Futures Contracts	$ 216,819	$ 216,819	$ -	$ -
Swaps	4,516	-	4,516	-
Total Assets	$ 221,335	$ 216,819	$ 4,516	$ -
Liabilities
Swaps	$ (57,493)	$ -	$ (57,493)	$ -
Total Derivative Instruments:	$ 163,842	$ 216,819	$ (52,977)	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $1,233,860,288. Net unrealized appreciation aggregated $21,745,229, of which $53,947,252 related to appreciated investment securities and $32,202,023 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Target Volatility Portfolio

March 31, 2015

1.955029.102

VIPTV-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 68.9%
	Shares	Value
Domestic Equity Funds - 43.2%
Fidelity Air Transportation Portfolio (b)	999	$ 73,157
Fidelity Banking Portfolio (b)	23,343	614,396
Fidelity Blue Chip Growth Fund (b)	73,296	5,289,064
Fidelity Blue Chip Value Fund (b)	55,389	925,546
Fidelity Brokerage and Investment Management Portfolio (b)	1,012	75,439
Fidelity Chemicals Portfolio (b)	2,143	315,808
Fidelity Computers Portfolio (b)	13,422	1,061,843
Fidelity Construction and Housing Portfolio (b)	6,803	414,094
Fidelity Consumer Discretionary Portfolio (b)	157,196	5,511,289
Fidelity Consumer Staples Portfolio (b)	41,058	4,079,954
Fidelity Defense and Aerospace Portfolio (b)	14,818	1,917,263
Fidelity Electronics Portfolio (b)	25,338	2,220,349
Fidelity Energy Portfolio (b)	25,081	1,136,935
Fidelity Energy Service Portfolio (b)	8,749	463,175
Fidelity Financial Services Portfolio (b)	99,987	8,882,866
Fidelity Gold Portfolio (a)(b)	11,434	185,917
Fidelity Health Care Portfolio (b)	29,153	7,093,607
Fidelity Industrials Portfolio (b)	58,296	1,884,128
Fidelity IT Services Portfolio (b)	69,039	2,684,943
Fidelity Large Cap Stock Fund (b)	24,230	691,777
Fidelity Medical Delivery Portfolio (b)	1,178	106,377
Fidelity Medical Equipment and Systems Portfolio (b)	16,757	720,568
Fidelity Mega Cap Stock Fund (b)	119,055	1,958,457
Fidelity Mid Cap Value Fund (b)	133,399	3,344,320
Fidelity Natural Gas Portfolio (b)	13,668	425,633
Fidelity OTC Portfolio (b)	28,925	2,412,377
Fidelity Real Estate Investment Portfolio (b)	32,773	1,398,437
Fidelity Retailing Portfolio (b)	9,899	942,913
Fidelity Small Cap Stock Fund (b)	24,777	498,513
Fidelity Stock Selector Large Cap Value Fund (b)	75,338	1,297,323
Fidelity Technology Portfolio (b)	7,069	851,881
Fidelity Transportation Portfolio (b)	14,046	1,280,554
Fidelity Value Discovery Fund (b)	138,837	3,463,981
iShares Dow Jones U.S. Technology Sector Index ETF	3,793	398,113
KBW Regional Banking ETF	10,259	418,875
Market Vectors Gold Miners ETF	16,415	299,410
TOTAL DOMESTIC EQUITY FUNDS		65,339,282
International Equity Funds - 25.7%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	102,454	2,987,559
Fidelity China Region Fund (b)	32,131	1,048,437
Fidelity Diversified International Fund (b)	483,964	17,732,449
Fidelity Emerging Asia Fund (b)	50,207	1,724,611

	Shares	Value
Fidelity Emerging Markets Fund (b)	22,758	$ 568,731
Fidelity Europe Fund (b)	66,613	2,472,018
Fidelity International Discovery Fund (b)	19,056	766,989
Fidelity Japan Fund (b)	9,927	118,926
Fidelity Japan Smaller Companies Fund (b)	55,502	742,057
Fidelity Overseas Fund (b)	70,283	2,872,460
Fidelity Pacific Basin Fund (b)	515	14,500
iShares MSCI Taiwan Index ETF	71,178	1,120,342
WisdomTree Europe Hedged Equity ETF	7,929	524,424
WisdomTree Japan Hedged Equity ETF	110,793	6,106,910
TOTAL INTERNATIONAL EQUITY FUNDS		38,800,413
TOTAL EQUITY FUNDS (Cost $100,195,591)		104,139,695
Fixed-Income Funds - 27.0%

Fixed-Income Funds - 27.0%
Fidelity Corporate Bond Fund (b)	575,596	6,694,176
Fidelity High Income Fund (b)	4,570	41,042
Fidelity New Markets Income Fund (b)	22,078	335,148
Fidelity Real Estate Income Fund (b)	38,507	460,539
Fidelity Total Bond Fund (b)	2,290,483	24,760,124
iShares Barclays 20+ Year Treasury Bond ETF	10,574	1,381,916
iShares JPMorgan USD Emerging Markets Bond ETF	4,793	537,391
Spartan Long-Term Treasury Bond Index Fund Investor Class (b)	275,478	3,787,824
SPDR Lehman High Yield Bond ETF	68,606	2,690,727
TOTAL FIXED-INCOME FUNDS (Cost $39,716,384)		40,688,887
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 5/14/15 to 6/18/15 (c) (Cost $119,998)	$ 120,000	119,996
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $140,031,973)	144,948,578
NET OTHER ASSETS (LIABILITIES) - 4.0%	6,058,713
NET ASSETS - 100%	$ 151,007,291
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 2,369,920	$ 4,909

The face value of futures purchased as a percentage of net assets is 1.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated Fund
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,996.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 76,083	$ -	$ 1,532	$ -	$ 73,157
Fidelity Banking Portfolio	649,182	-	21,342	-	614,396
Fidelity Blue Chip Growth Fund	4,655,034	1,289,765	871,264	-	5,289,064
Fidelity Blue Chip Value Fund	-	922,957	-	-	925,546
Fidelity Brokerage and Investment Management Portfolio	78,015	-	1,534	-	75,439
Fidelity Chemicals Portfolio	213,761	102,822	-	-	315,808
Fidelity China Region Fund	-	1,022,988	-	-	1,048,437
Fidelity Communications Equipment Portfolio	71,927	-	72,931	-	-
Fidelity Computers Portfolio	1,969,968	332,734	1,172,350	-	1,061,843
Fidelity Construction and Housing Portfolio	165,577	232,151	4,208	-	414,094
Fidelity Consumer Discretionary Portfolio	5,054,442	374,192	137,666	-	5,511,289
Fidelity Consumer Staples Portfolio	4,084,531	850,583	938,916	-	4,079,954
Fidelity Corporate Bond Fund	6,136,508	653,498	188,728	46,410	6,694,176
Fidelity Defense and Aerospace Portfolio	-	1,923,851	-	-	1,917,263
Fidelity Diversified International Fund	11,493,402	5,905,018	493,441	-	17,732,449
Fidelity Electronics Portfolio	1,958,928	236,308	43,887	-	2,220,349
Fidelity Emerging Asia Fund	1,390,409	289,186	31,254	-	1,724,611
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	830	-	879	-	-
Fidelity Emerging Markets Discovery Fund	45,064	-	45,594	-	-
Fidelity Emerging Markets Fund	1,134,376	-	599,306	-	568,731
Fidelity Energy Portfolio	918,533	216,396	8,927	-	1,136,935
Fidelity Energy Service Portfolio	168,902	303,730	-	-	463,175
Fidelity Europe Fund	-	2,508,216	-	-	2,472,018
Fidelity Financial Services Portfolio	6,557,549	2,525,747	189,571	-	8,882,866
Fidelity Gold Portfolio	160,983	46,748	15,282	-	185,917
Fidelity Health Care Portfolio	6,298,447	791,245	750,886	-	7,093,607
Fidelity High Income Fund	98,637	890	59,242	890	41,042
Fidelity Industrials Portfolio	1,672,293	220,621	35,470	-	1,884,128
Fidelity International Capital Appreciation Fund	497,114	-	509,817	-	-
Fidelity International Discovery Fund	1,267,927	209,222	782,313	-	766,989
Fidelity IT Services Portfolio	1,611,380	1,020,265	34,583	-	2,684,943
Fidelity Japan Fund	-	120,728	-	-	118,926
Fidelity Japan Smaller Companies Fund	-	753,157	-	-	742,057
Fidelity Large Cap Stock Fund	1,016,964	259,402	566,173	-	691,777
Fidelity Medical Delivery Portfolio	98,821	-	2,147	-	106,377
Fidelity Medical Equipment and Systems Portfolio	393,804	274,586	14,708	-	720,568
Fidelity Mega Cap Stock Fund	3,670,195	-	1,681,434	-	1,958,457
Fidelity Mid Cap Value Fund	4,821,407	574,630	2,169,023	643	3,344,320
Fidelity Natural Gas Portfolio	451,988	-	9,619	-	425,633
Fidelity New Markets Income Fund	384,206	4,517	51,604	4,517	335,148
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity OTC Portfolio	$ 1,460,379	$ 933,654	$ 49,080	$ -	$ 2,412,377
Fidelity Overseas Fund	-	2,897,034	-	-	2,872,460
Fidelity Pacific Basin Fund	13,717	-	307	-	14,500
Fidelity Real Estate Income Fund	461,354	464	12,672	464	460,539
Fidelity Real Estate Investment Portfolio	911,569	489,678	35,781	-	1,398,437
Fidelity Retailing Portfolio	656,638	254,877	15,631	-	942,913
Fidelity Small Cap Stock Fund	-	500,000	-	-	498,513
Fidelity Small Cap Value Fund	80,095	-	81,406	-	-
Fidelity Stock Selector Large Cap Value Fund	5,347,512	161,757	4,197,266	241	1,297,323
Fidelity Technology Portfolio	1,536,103	-	754,338	-	851,881
Fidelity Total Bond Fund	29,311,437	1,307,081	6,187,665	193,645	24,760,124
Fidelity Transportation Portfolio	1,388,426	-	35,468	-	1,280,554
Fidelity Utilities Portfolio	399,927	131,848	507,473	-	-
Fidelity Value Discovery Fund	1,605,580	2,300,524	536,687	-	3,463,981
Spartan International Index Fund Investor Class	153,109	-	153,314	-	-
Spartan Long-Term Treasury Bond Index Fund Investor Class	656,820	3,246,054	111,816	14,263	3,787,824
Total	$ 113,249,853	$ 36,189,124	$ 24,184,535	$ 261,073	$ 128,362,915
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$ 104,139,695	$ 104,139,695	$ -	$ -
Fixed-Income Funds	40,688,887	40,688,887	-	-
U.S. Treasury Obligations	119,996	-	119,996	-
Total Investments in Securities:	$ 144,948,578	$ 144,828,582	$ 119,996	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 4,909	$ 4,909	$ -	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $140,121,256. Net unrealized appreciation aggregated $4,827,322, of which $5,838,707 related to appreciated investment securities and $1,011,385 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015